LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity product.

While the economy appears to have finally turned the corner for the better, the continuing dips and swings in the market are sobering reminders of just how volatile the environment can be. Predicting what will happen next is far from an exact science. And more often than not, a comprehensive and diversified financial strategy is the best approach to achieving your objectives.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you. I encourage you to read through this material and get in touch with your registered representative to review the plans you have in place. Also note, there is additional information contained in the enclosed supplement to your prospectus. Please be sure to look it over carefully and keep it for future reference.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policyowners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2004

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                     AMSOUTH PREMIUM PLUS VARIABLE ANNUITY
                    AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY

                                  INVESTING IN
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III

                        Supplement dated August 30, 2004
                     to the Prospectuses dated May 1, 2004

     This Supplement amends the May 1, 2004 Prospectuses for the AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectuses for the Policies, as amended. The terms we use in this Supplement have the same meanings as in the Prospectuses for the Policies.

     The fifth and sixth sentences in the first paragraph under the section entitled DISTRIBUTOR OF THE POLICIES, are deleted in their entirety and replaced by the following:

     The average commissions payable for policy sales by selling firms is not expected to exceed 6% of premium payments. Some selling firms may elect to receive a lower commission when a premium payment is made along with quarterly payments based on policy accumulation value for so long as the policy remains in effect.

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                               TABLE OF CONTENTS

Performance Summaries.......................................        2

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................        5
Statement of Assets and Liabilities.........................        6
Statement of Operations.....................................       20
Statement of Changes in Net Assets..........................       28
Notes to Financial Statements...............................       42

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Definition of Indices.......................................      M-2
Portfolio Managers' Comments................................      M-4
Directors and Officers......................................     M-83
Bond Portfolio -- Initial Class and Service Class...........     M-87
Capital Appreciation Portfolio -- Initial Class and Service
  Class.....................................................     M-96
Cash Management Portfolio...................................    M-103
Common Stock Portfolio -- Initial Class and Service Class...    M-110
Convertible Portfolio -- Initial Class and Service Class....    M-122
Government Portfolio -- Initial Class and Service Class.....    M-133
High Yield Corporate Bond Portfolio -- Initial Class and
  Service Class.............................................    M-142
International Equity Portfolio* -- Initial Class and Service
  Class.....................................................    M-158
Mid Cap Core Portfolio* -- Initial Class and Service
  Class.....................................................    M-166
Mid Cap Growth Portfolio* -- Initial Class and Service
  Class.....................................................    M-176
Mid Cap Value Portfolio* -- Initial and Service Class.......    M-183
S&P 500 Index Portfolio* -- Initial and Service Class.......    M-189
Small Cap Growth Portfolio* -- Initial Class and Service
  Class.....................................................    M-201
Total Return Portfolio -- Initial Class and Service Class...    M-208
Value Portfolio -- Initial Class and Service Class..........    M-222
American Century Income & Growth Portfolio -- Initial Class
  and Service Class.........................................    M-229
Dreyfus Large Company Value Portfolio -- Initial Class and
  Service Class.............................................    M-236
Eagle Asset Management Growth Equity Portfolio -- Initial
  Class and Service Class...................................    M-242
Lord Abbett Developing Growth Portfolio -- Initial Class and
  Service Class.............................................    M-248
Notes to Financial Statements...............................    M-255
* The MainStay VP International Equity, MainStay VP Mid Cap Core,
  MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value, MainStay VP
  S&P 500 Index, and MainStay VP Small Cap Growth Portfolios are not
  available under the AmSouth Premium Plus Variable Annuity and AmSouth
  Premium Plus II Variable Annuity policies.

The Semi-Annual Reports for the Portfolios listed below follow:
AmSouth Enhanced Market Fund Portfolio
AmSouth International Equity Fund Portfolio
AmSouth Large Cap Fund Portfolio
AmSouth Mid Cap Fund Portfolio
Janus Aspen Series Balanced Portfolio -- Institutional Shares and
  Service Shares
MFS(R) Research Series Portfolio -- Initial Class and Service Class
Van Kampen UIF Emerging Markets Equity Portfolio -- Class I and Class
  II

AMSOUTH PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(3)
AmSouth Enhanced Market Fund                                  12/29/00      1/18/01
AmSouth International Equity Fund                             12/29/00      1/18/01
AmSouth Large Cap Fund                                        12/29/00      1/18/01
AmSouth Mid Cap Fund                                          12/29/00      1/18/01
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           1/29/93      7/10/00
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                   17.38     (3.52)      N/A      N/A         (4.91)
AmSouth International Equity Fund                              41.88      4.96       N/A      N/A          2.48
AmSouth Large Cap Fund                                         12.74     (2.76)      N/A      N/A         (5.67)
AmSouth Mid Cap Fund                                           25.18     (2.65)      N/A      N/A         (6.98)
Janus Aspen Series Balanced -- Service Shares                   7.37      0.51       N/A      N/A          6.31
MainStay VP American Century Income & Growth -- Service
  Class                                                        18.62     (0.71)    (2.78)     N/A         17.67
MainStay VP Bond -- Service Class                              (1.44)     4.40      4.67     5.05         (1.72)
MainStay VP Capital Appreciation -- Service Class              14.08     (8.02)    (8.33)    6.45         12.05
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           (1.03)    (0.39)     1.30     2.38          0.60
MainStay VP Common Stock -- Service Class                      16.62     (4.59)    (3.69)    8.69         14.44
MainStay VP Convertible -- Service Class                       10.41      1.42      2.84      N/A          9.48
MainStay VP Dreyfus Large Company Value -- Service Class       17.61     (1.82)    (1.54)     N/A         14.61
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6.52     (8.13)    (2.72)     N/A          4.84
MainStay VP Government -- Service Class                        (2.82)     3.36      4.05     4.60         (3.94)
MainStay VP High Yield Corporate Bond -- Service Class         13.60     11.30      5.59      N/A         14.31
MainStay VP Lord Abbett Developing Growth -- Service Class     18.80     (2.76)    (4.53)     N/A         15.35
MainStay VP Total Return -- Service Class                       9.17     (2.10)    (2.62)    6.53          6.94
MainStay VP Value -- Service Class                             20.50     (0.64)     0.57      N/A         17.01
MFS(R) Research Series -- Service Class                        16.28     (5.34)      N/A      N/A         13.13
Van Kampen UIF Emerging Markets Equity -- Class II             27.87       N/A       N/A      N/A         26.08
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses

                                                                            ASSUMING SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                    9.38     (5.89)      N/A      N/A         (6.99)
AmSouth International Equity Fund                              33.88      2.48       N/A      N/A          0.19
AmSouth Large Cap Fund                                          4.74     (5.15)      N/A      N/A         (7.71)
AmSouth Mid Cap Fund                                           17.18     (5.05)      N/A      N/A         (9.00)
Janus Aspen Series Balanced -- Service Shares                  (0.36)    (1.96)      N/A      N/A         (0.92)
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.62     (3.15)    (4.03)     N/A          9.87
MainStay VP Bond -- Service Class                              (8.53)     1.89      3.47     5.05         (8.35)
MainStay VP Capital Appreciation -- Service Class               6.08    (10.29)    (9.52)    6.45          4.54
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           (8.15)    (2.84)    (0.01)    2.38         (1.31)
MainStay VP Common Stock -- Service Class                       8.62     (6.93)    (4.93)    8.69          7.02
MainStay VP Convertible -- Service Class                        2.46     (1.07)     1.56      N/A          2.03
MainStay VP Dreyfus Large Company Value -- Service Class        9.61     (4.24)    (2.81)     N/A          6.87
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (1.15)   (10.39)    (3.97)     N/A         (2.22)
MainStay VP Government -- Service Class                        (9.81)     0.82      2.83     4.60        (10.51)
MainStay VP High Yield Corporate Bond -- Service Class          5.60      9.11      4.44      N/A          6.87
MainStay VP Lord Abbett Developing Growth -- Service Class     10.80     (5.15)    (5.77)     N/A          7.70
MainStay VP Total Return -- Service Class                       1.31     (4.51)    (3.88)    6.53         (0.36)
MainStay VP Value -- Service Class                             12.50     (3.08)    (0.73)     N/A          9.61
MFS(R) Research Series -- Service Class                         8.28     (7.67)      N/A      N/A          5.70
Van Kampen UIF Emerging Markets Equity -- Class II             19.87       N/A       N/A      N/A         18.39
------------------------------------------------------------------------------------

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(3)
AmSouth Enhanced Market Fund                                  12/29/00      1/18/01
AmSouth International Equity Fund                             12/29/00      1/18/01
AmSouth Large Cap Fund                                        12/29/00      1/18/01
AmSouth Mid Cap Fund                                          12/29/00      1/18/01
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      7/10/00
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      7/10/00
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                   17.38     (3.52)      N/A       N/A        (4.91)
AmSouth International Equity Fund                              41.88      4.96       N/A       N/A         2.48
AmSouth Large Cap Fund                                         12.74     (2.76)      N/A       N/A        (5.67)
AmSouth Mid Cap Fund                                           25.18     (2.65)      N/A       N/A        (6.98)
Janus Aspen Series Balanced -- Institutional Shares             7.58      0.75      1.13     10.01        (1.42)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        18.89     (0.47)    (2.54)      N/A        (4.11)
MainStay VP Bond -- Initial Class                              (1.20)     4.66      4.93      5.32         5.57
MainStay VP Capital Appreciation -- Initial Class              14.36     (7.80)    (8.10)     6.73       (13.82)
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           (1.03)    (0.39)     1.30      2.38         0.60
MainStay VP Common Stock -- Initial Class                      16.90     (4.35)    (3.45)     8.97        (7.76)
MainStay VP Convertible -- Initial Class                       10.68      1.67      3.09       N/A        (2.46)
MainStay VP Dreyfus Large Company Value -- Initial Class       17.89     (1.58)    (1.30)      N/A        (1.30)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         6.77     (7.90)    (2.45)      N/A       (13.57)
MainStay VP Government -- Initial Class                        (2.58)     3.62      4.31      4.86         4.52
MainStay VP High Yield Corporate Bond -- Initial Class         13.87     11.56      5.84       N/A         6.94
MainStay VP Lord Abbett Developing Growth -- Initial Class     19.09     (2.52)    (4.28)      N/A        (5.32)
MainStay VP Total Return -- Initial Class                       9.43     (1.86)    (2.37)     6.81        (7.14)
MainStay VP Value -- Initial Class                             20.79     (0.39)     0.82       N/A         1.28
MFS(R) Research Series -- Initial Class                        16.80     (5.15)    (4.84)      N/A       (11.41)
Van Kampen UIF Emerging Markets Equity -- Class I              28.01      7.11     (0.31)      N/A        (4.32)
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses

                                                                            ASSUMING SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                    9.38     (5.89)      N/A       N/A        (6.99)
AmSouth International Equity Fund                              33.88      2.48       N/A       N/A         0.19
AmSouth Large Cap Fund                                          4.74     (5.15)      N/A       N/A        (7.71)
AmSouth Mid Cap Fund                                           17.18     (5.05)      N/A       N/A        (9.00)
Janus Aspen Series Balanced -- Institutional Shares            (0.16)    (1.73)    (0.18)    10.01        (3.29)
MainStay VP American Century Income & Growth -- Initial
  Class                                                        10.89     (2.92)    (3.80)      N/A        (5.93)
MainStay VP Bond -- Initial Class                              (8.31)     2.16      3.75      5.32         3.75
MainStay VP Capital Appreciation -- Initial Class               6.36    (10.07)    (9.28)     6.73       (15.45)
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.79)%                                           (8.15)    (2.84)    (0.01)     2.38        (1.31)
MainStay VP Common Stock -- Initial Class                       8.90     (6.70)    (4.70)     8.97        (9.51)
MainStay VP Convertible -- Initial Class                        2.71     (0.83)     1.81       N/A        (4.34)
MainStay VP Dreyfus Large Company Value -- Initial Class        9.89     (4.00)    (2.57)      N/A        (3.17)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (0.92)   (10.17)    (3.71)      N/A       (15.21)
MainStay VP Government -- Initial Class                        (9.59)     1.07      3.10      4.86         2.60
MainStay VP High Yield Corporate Bond -- Initial Class          5.87      9.37      4.70       N/A         5.19
MainStay VP Lord Abbett Developing Growth -- Initial Class     11.09     (4.91)    (5.52)      N/A        (7.12)
MainStay VP Total Return -- Initial Class                       1.56     (4.28)    (3.63)     6.81        (8.93)
MainStay VP Value -- Initial Class                             12.79     (2.84)    (0.48)      N/A        (0.69)
MFS(R) Research Series -- Initial Class                         8.80     (7.48)    (6.07)      N/A       (13.10)
Van Kampen UIF Emerging Markets Equity -- Class I              20.01      4.73     (1.60)      N/A        (6.19)
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, CONTACT YOUR REGISTERED REPRESENTATIVE. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%, BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE INVESTMENT DIVISIONS OFFERED THROUGH THE AMSOUTH PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) Assumes no deduction for contingent deferred sales charge.

(2) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 4% (2% for single premium policies) by the 8th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(3) The AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001. The AmSouth Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance shown has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC assumed a portion of the expenses of the MainStay VP Convertible Investment Division until 12/31/98, until 12/31/97 for the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions and 12/31/98 for all other MainStay VP Investment Divisions. In addition, Janus Capital Management LLC has agreed to reduce the advisory fee for the Janus Aspen Series Balanced Investment Division to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Investment Management has voluntarily waived receipt of the advisory fee and agreed to reimburse the Van Kampen UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceeded 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

AmSouth Premium Plus Variable Annuity is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. It is distributed by NYLIFE Distributors LLC, Member NASD.

The AmSouth Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. There are certain states that allow only a single premium. Under either of these policies, we will apply a Credit to premium(s) paid in a percentage amount according to the Credit rate schedule then in effect. Fees and charges for a policy with a Credit may be higher than those for other policies, and over time, the amount of the Credits may be more than those higher charges. There may be circumstances in which the purchase of an AmSouth Premium Plus Variable Annuity is less advantageous than the purchase of another variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intended to make fewer and smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY

INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(3)
AmSouth Enhanced Market Fund                                  12/29/00       6/2/03
AmSouth International Equity Fund                             12/29/00       6/2/03
AmSouth Large Cap Fund                                        12/29/00       6/2/03
AmSouth Mid Cap Fund                                          12/29/00       6/2/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.91)%                                           1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                   17.21     (3.66)      N/A       N/A        15.58
AmSouth International Equity Fund                              41.67      4.80       N/A       N/A        34.26
AmSouth Large Cap Fund                                         12.57     (2.90)      N/A       N/A        10.56
AmSouth Mid Cap Fund                                           24.99     (2.80)      N/A       N/A        23.07
Janus Aspen Series Balanced -- Service Shares                   7.21      0.36       N/A       N/A         5.60
MainStay VP American Century Income & Growth -- Service
  Class                                                        18.44     (0.86)    (2.92)      N/A        15.90
MainStay VP Bond -- Service Class                              (1.59)     4.24      4.51      4.89        (1.94)
MainStay VP Capital Appreciation -- Service Class              13.91     (8.16)    (8.47)     6.29        10.53
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.91)%                                           (1.18)    (0.54)     1.15      2.23        (1.17)
MainStay VP Common Stock -- Service Class                      16.45     (4.73)    (3.83)     8.53        14.71
MainStay VP Convertible -- Service Class                       10.25      1.27      2.69       N/A         7.84
MainStay VP Dreyfus Large Company Value -- Service Class       17.43     (1.97)    (1.69)      N/A        14.44
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6.36     (8.27)    (2.86)      N/A         4.62
MainStay VP Government -- Service Class                        (2.96)     3.21      3.90      4.44        (3.62)
MainStay VP High Yield Corporate Bond -- Service Class         13.43     11.14      5.43       N/A        14.53
MainStay VP Lord Abbett Developing Growth -- Service Class     18.62     (2.90)    (4.68)      N/A        17.50
MainStay VP Total Return -- Service Class                       9.01     (2.25)    (2.76)     6.37         5.47
MainStay VP Value -- Service Class                             20.31     (0.78)     0.42       N/A        17.27
MFS(R) Research Series -- Service Class                        16.11     (5.49)      N/A       N/A        15.80
Van Kampen UIF Emerging Markets Equity -- Class II             27.68       N/A       N/A       N/A        26.52
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses

                                                                            ASSUMING SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(4)
AmSouth Enhanced Market Fund                                    9.21     (6.03)      N/A       N/A         7.58
AmSouth International Equity Fund                              33.67      2.31       N/A       N/A        26.26
AmSouth Large Cap Fund                                          4.57     (5.29)      N/A       N/A         2.60
AmSouth Mid Cap Fund                                           16.99     (5.19)      N/A       N/A        15.07
Janus Aspen Series Balanced -- Service Shares                  (0.51)    (2.10)      N/A       N/A        (1.52)
MainStay VP American Century Income & Growth -- Service
  Class                                                        10.44     (3.29)    (4.18)      N/A         8.19
MainStay VP Bond -- Service Class                              (8.67)     1.73      3.31      4.89        (8.53)
MainStay VP Capital Appreciation -- Service Class               5.91    (10.42)    (9.66)     6.29         3.12
MainStay VP Cash Management(5) -- Current yield as of
  6/30/04 is (0.91)%                                           (8.29)    (2.98)    (0.16)     2.23        (7.81)
MainStay VP Common Stock -- Service Class                       8.45     (7.07)    (5.08)     8.53         7.32
MainStay VP Convertible -- Service Class                        2.31     (1.22)     1.39       N/A         0.38
MainStay VP Dreyfus Large Company Value -- Service Class        9.43     (4.38)    (2.96)      N/A         6.70
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (1.30)   (10.52)    (4.12)      N/A        (2.43)
MainStay VP Government -- Service Class                        (9.95)     0.67      2.67      4.44       (10.10)
MainStay VP High Yield Corporate Bond -- Service Class          5.43      8.93      4.28       N/A         7.14
MainStay VP Lord Abbett Developing Growth -- Service Class     10.62     (5.29)    (5.91)      N/A        10.12
MainStay VP Total Return -- Service Class                       1.16     (4.65)    (4.02)     6.37        (1.83)
MainStay VP Value -- Service Class                             12.31     (3.23)    (0.88)      N/A         9.89
MFS(R) Research Series -- Service Class                         8.11     (7.81)      N/A       N/A         7.90
Van Kampen UIF Emerging Markets Equity -- Class II             19.68       N/A       N/A       N/A        18.80
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, CONTACT YOUR REGISTERED REPRESENTATIVE. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75%, BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE INVESTMENT DIVISIONS OFFERED THROUGH THE AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) Assumes no deduction for contingent deferred sales charge.

(2) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 4% (2% for single premium policies) by the 8th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(3) The AmSouth Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The AmSouth Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance shown has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC assumed a portion of the expenses of the MainStay VP Convertible Investment Division until 12/31/98, until 12/31/97 for the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions and 12/31/98 for all other MainStay VP Investment Divisions. In addition, Janus Capital Management LLC has agreed to reduce the advisory fee for the Janus Aspen Series Balanced Investment Division to the level of the corresponding Janus retail mutual fund; and Morgan Stanley Investment Management has voluntarily waived receipt of the advisory fee and agreed to reimburse the Van Kampen UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceeded 1.75%. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

AmSouth Premium Plus II Variable Annuity is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. It is distributed by NYLIFE Distributors LLC, Member NASD.

The AmSouth Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. There are certain states that allow only a single premium. Under either of these policies, we will apply a Credit to premium(s) paid in a percentage amount according to the Credit rate schedule then in effect. Fees and charges for a policy with a Credit may be higher than those for other policies, and over time, the amount of the Credits may be more than those higher charges. There may be circumstances in which the purchase of an AmSouth Premium Plus II Variable Annuity is less advantageous than the purchase of another variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intended to make fewer and smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $249,151,501     $397,675,465     $246,875,371

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        829,628        1,277,568          805,238
    Administrative charges..................................         73,050          144,497           71,026
                                                               ------------     ------------     ------------
      Total net assets......................................   $248,248,823     $396,253,400     $245,999,107
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $174,215,613     $360,820,482     $167,325,416
    Series II Policies......................................      1,296,371          933,851        3,362,554
    Series III Policies.....................................     57,424,554       25,348,322       48,835,983
    Series IV Policies......................................     15,029,947        9,094,327       17,970,230
    Series V Policies.......................................        282,338           56,418        2,821,403
    Series VI Policies......................................             --               --        5,683,521
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $248,248,823     $396,253,400     $245,999,107
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.49     $      16.32     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.58     $       6.13     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.33     $       5.59     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.02     $       9.38     $       0.99
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.70     $      11.49     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $253,065,742     $576,433,685     $246,882,172
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $313,432,724      $230,313,655      $212,886,178       $730,591,102       $59,450,193       $49,001,646       $74,806,915

        1,026,574           764,206           690,140          2,440,688           192,189           160,039           246,664
          109,955            72,638            59,831            239,622            17,457            13,242            20,348
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $312,296,195      $229,476,811      $212,136,207       $727,910,792       $59,240,547       $48,828,365       $74,539,903
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,388,379      $172,044,179      $141,514,588       $573,477,859       $42,295,641       $26,165,355       $42,009,001
        1,053,700         1,562,343         1,513,487          5,428,510           495,122           213,695           250,827
       31,646,538        42,154,584        52,133,192        112,915,999        12,285,156        13,281,686        20,571,005
        8,922,107        13,444,651        16,137,666         35,427,332         3,924,180         4,882,267         6,836,316
          285,471           271,054           837,274            661,092           240,448            38,887           105,192
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,246,475         4,767,562
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $312,296,195      $229,476,811      $212,136,207       $727,910,792       $59,240,547       $48,828,365       $74,539,903
     ============      ============      ============       ============       ===========       ===========       ===========
     $      20.76      $      16.81      $      15.04       $      20.81       $     15.97       $     11.32       $      9.54
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.25      $       9.50      $      11.96       $      13.19       $      9.74       $     12.21       $     12.17
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.29      $       9.09      $      11.82       $      12.96       $      9.77       $     11.74       $      9.71
     ============      ============      ============       ============       ===========       ===========       ===========
     $      10.28      $      11.17      $      10.68       $      13.24       $     11.55       $     11.48       $     10.43
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.59      $      12.41      $      10.41       $      13.98       $     12.74       $     13.59       $     15.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $383,458,754      $230,807,888      $219,821,890       $675,906,823       $51,130,974       $39,687,573       $63,371,877
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $121,159,949     $633,110,609     $71,238,462

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        410,076        2,074,248         240,491
    Administrative charges..................................         33,485          215,463          20,129
                                                               ------------     ------------     -----------
      Total net assets......................................   $120,716,388     $630,820,898     $70,977,842
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 67,522,123     $530,441,284     $39,046,750
    Series II Policies......................................        703,392        1,749,487         436,076
    Series III Policies.....................................     34,029,904       77,789,601      18,700,281
    Series IV Policies......................................     12,542,605       20,454,186       7,787,092
    Series V Policies.......................................        358,536          386,340         128,676
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      5,559,828               --       4,878,967
                                                               ------------     ------------     -----------
      Total net assets......................................   $120,716,388     $630,820,898     $70,977,842
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      11.12     $      21.27     $      9.76
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      11.03     $       8.06     $     10.00
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      11.22     $       7.84     $      9.70
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      10.86     $      10.63     $     10.50
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      10.93     $      12.67     $     11.70
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $100,503,165     $700,111,265     $59,125,917
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $256,360,197      $253,637,878       $56,564,501       $54,240,796      $106,242,636       $33,375,472       $80,206,938

          824,733           841,710           184,212           180,618           353,298           110,870           262,549
           89,577            84,030            18,370            15,619            36,303            10,557            26,266
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $255,445,887      $252,712,138       $56,361,919       $54,044,559      $105,853,035       $33,254,045       $79,918,123
     ============      ============       ===========       ===========      ============       ===========       ===========
     $225,889,691      $201,921,801       $45,349,986       $37,309,689      $ 87,078,325       $19,209,709       $64,293,123
          759,092         1,014,325           307,179           391,857           520,506           194,275           413,286
       21,553,165        38,009,341         8,441,327        12,960,043        14,432,463         5,813,858        12,791,760
        6,899,477        11,535,900         2,222,815         3,096,394         3,770,290         1,506,326         2,295,942
          344,462           230,771            40,612           286,576            51,451            13,589           124,012
               --                --                --                --                --                --                --
               --                --                --                --                --         6,516,288                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $255,445,887      $252,712,138       $56,361,919       $54,044,559      $105,853,035       $33,254,045       $79,918,123
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.08      $      18.82       $     10.47       $     10.40      $      11.84       $      8.41       $      9.28
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.86      $      10.98       $      8.65       $      9.63      $       6.62       $      8.05       $      6.50
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.52      $      10.49       $      8.49       $      9.50      $       5.65       $      8.09       $      6.02
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.34      $       9.94       $     10.75       $     10.29      $       9.48       $     10.68       $     12.35
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      11.70      $      10.75       $     11.87       $     13.53      $      11.47       $     13.28       $     14.50
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $300,609,941      $247,061,406       $56,063,224       $51,469,893      $149,569,204       $33,862,250       $66,348,274
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $2,932,757        $601,573        $4,437,752

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        11,877           2,363            17,958
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,920,880        $599,210        $4,419,794
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,626,324         464,805         4,069,386
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       294,556         134,405           350,408
                                                                ----------        --------        ----------
      Total net assets......................................    $2,920,880        $599,210        $4,419,794
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.44        $  10.84        $     8.19
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    11.56        $  13.43        $    11.06
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,694,347        $492,334        $4,117,008
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,679,989        $43,901,821       $30,419,277      $365,421,811      $233,467,862      $613,845,481

           6,727            143,418           109,210         1,198,217           768,075         1,994,899
              --             12,566             8,357           124,169            74,606           208,185
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,673,262        $43,745,837       $30,301,710      $364,099,425      $232,625,181      $611,642,397
      ==========        ===========       ===========      ============      ============      ============
      $       --        $28,797,971       $18,251,662      $303,683,956      $183,413,024      $512,140,245
              --            150,637           119,232         1,363,481         1,299,629         2,185,720
       1,482,764          9,647,081         9,465,588        45,529,630        38,511,745        75,849,036
              --          3,500,948         2,442,940        13,044,966         8,816,578        20,870,769
              --            599,462            22,288           477,392           584,205           596,627
         190,498          1,049,738                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,673,262        $43,745,837       $30,301,710      $364,099,425      $232,625,181      $611,642,397
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.04       $      8.49      $      19.47      $      16.51      $      19.40
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      8.87       $     10.34      $      10.22      $      10.74      $      10.05
      ==========        ===========       ===========      ============      ============      ============
      $     7.82        $      8.61       $      8.61      $       9.82      $      10.58      $       9.46
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.05       $     10.33      $      11.53      $      10.76      $      10.45
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.00       $     13.72      $      13.69      $      10.81      $      10.82
      ==========        ===========       ===========      ============      ============      ============
      $    12.31        $     10.98       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,413,632        $45,494,646       $28,734,111      $349,376,975      $223,507,634      $653,096,418
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $264,272,980     $31,830,101      $41,969,151

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        846,133         106,883          139,337
    Administrative charges..................................         95,437           9,963           13,783
                                                               ------------     -----------      -----------
      Total net assets......................................   $263,331,410     $31,713,255      $41,816,031
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $238,438,182     $24,005,177      $33,933,927
    Series II Policies......................................      1,029,204         341,128          296,936
    Series III Policies.....................................     17,975,871       6,001,340        6,446,138
    Series IV Policies......................................      5,754,200       1,276,718        1,115,476
    Series V Policies.......................................        133,953          88,892           23,554
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $263,331,410     $31,713,255      $41,816,031
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      14.13     $      8.65      $      9.23
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.02     $      7.66      $      6.54
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.52     $      7.53      $      6.26
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.14     $      9.95      $     10.12
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      11.64     $     12.62      $     12.32
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $436,762,321     $34,433,118      $52,150,868
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
         $2,557,335        $8,343,522       $187,377,773       $27,178,344       $40,603,385

              8,927            28,836            627,442            85,595           133,119
                439             1,861             54,112             5,850            13,248
         ----------        ----------       ------------       -----------       -----------
         $2,547,969        $8,312,825       $186,696,219       $27,086,899       $40,457,018
         ==========        ==========       ============       ===========       ===========
         $1,065,607        $3,997,929       $127,248,072       $12,687,824       $32,997,058
             14,701            62,002          1,354,340           201,408           160,813
          1,337,644         3,501,981         45,386,164         9,376,145         5,701,746
            108,437           654,642         12,125,372         3,345,646         1,544,280
             21,580            96,271            582,271           231,674            53,121
                 --                --                 --         1,244,202                --
         ----------        ----------       ------------       -----------       -----------
         $2,547,969        $8,312,825       $186,696,219       $27,086,899       $40,457,018
         ==========        ==========       ============       ===========       ===========
         $     9.49        $     9.06       $      12.71       $     13.00       $     10.09
         ==========        ==========       ============       ===========       ===========
         $    11.17        $     9.34       $      12.13       $     12.89       $      7.28
         ==========        ==========       ============       ===========       ===========
         $     8.93        $     9.39       $      11.87       $     13.06       $      8.45
         ==========        ==========       ============       ===========       ===========
         $    14.36        $    13.05       $      10.55       $     12.30       $     11.20
         ==========        ==========       ============       ===========       ===========
         $    12.84        $    12.62       $      10.72       $     15.54       $     14.39
         ==========        ==========       ============       ===========       ===========
         $       --        $       --       $         --       $     13.69       $        --
         ==========        ==========       ============       ===========       ===========
         $2,122,066        $7,131,163       $167,093,208       $23,118,722       $40,933,328
         ==========        ==========       ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL         MAINSTAY VP
                                                                   BOND--         APPRECIATION--    COMMON STOCK--
                                                               SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $38,176,288        $33,149,455       $22,738,318

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        121,252            101,278            73,049
    Administrative charges..................................          6,436              5,256             4,212
                                                                -----------        -----------       -----------
      Total net assets......................................    $38,048,600        $33,042,921       $22,661,057
                                                                ===========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $ 5,464,064        $ 5,550,474       $ 3,672,308
    Series II Policies......................................             --                 --                --
    Series III Policies.....................................     14,218,627         12,175,701         7,936,262
    Series IV Policies......................................     11,821,698          8,467,948         7,397,018
    Series V Policies.......................................        860,213            320,691           197,474
    Series VI Policies......................................      5,683,998          6,528,107         3,457,995
                                                                -----------        -----------       -----------
      Total net assets......................................    $38,048,600        $33,042,921       $22,661,057
                                                                ===========        ===========       ===========
    Series I variable accumulation unit value...............    $      9.83        $     11.18       $     11.63
                                                                ===========        ===========       ===========
    Series II variable accumulation unit value..............    $        --        $        --       $        --
                                                                ===========        ===========       ===========
    Series III variable accumulation unit value.............    $      9.82        $     11.28       $     11.55
                                                                ===========        ===========       ===========
    Series IV variable accumulation unit value..............    $      9.83        $     11.17       $     11.63
                                                                ===========        ===========       ===========
    Series V variable accumulation unit value...............    $      9.72        $     10.99       $     11.52
                                                                ===========        ===========       ===========
    Series VI variable accumulation unit value..............    $      9.79        $     11.14       $     11.59
                                                                ===========        ===========       ===========
Identified Cost of Investment...............................    $39,258,789        $32,242,929       $21,657,821
                                                                ===========        ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                            MAINSTAY VP
                                             HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
     CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $47,788,775        $26,271,097        $155,250,302       $24,040,212        $22,389,496        $38,966,514

          154,321             79,233             506,647            71,802             69,331            122,226
            8,574              4,647              28,444             3,835              3,649              6,361
      -----------        -----------        ------------       -----------        -----------        -----------
      $47,625,880        $26,187,217        $154,715,211       $23,964,575        $22,316,516        $38,837,927
      ===========        ===========        ============       ===========        ===========        ===========
      $ 7,583,926        $ 4,363,668        $ 20,895,939       $ 3,288,833        $ 3,559,358        $ 5,722,596
               --                 --                  --                --                 --                 --
       16,524,212          9,090,453          59,534,536         9,141,936          8,070,570         13,788,570
       14,594,623          8,303,690          48,503,807         7,785,818          6,110,973         11,565,929
        1,088,072            817,664           5,072,962           276,123            484,307            600,175
        7,835,047          3,611,742          20,707,967         3,471,865          4,091,308          7,160,657
      -----------        -----------        ------------       -----------        -----------        -----------
      $47,625,880        $26,187,217        $154,715,211       $23,964,575        $22,316,516        $38,837,927
      ===========        ===========        ============       ===========        ===========        ===========
      $     10.98        $      9.65        $      11.61       $     11.98        $     12.44        $     12.58
      ===========        ===========        ============       ===========        ===========        ===========
      $        --        $        --        $         --       $        --        $        --        $        --
      ===========        ===========        ============       ===========        ===========        ===========
      $     11.01        $      9.59        $      11.54       $     11.78        $     12.34        $     12.30
      ===========        ===========        ============       ===========        ===========        ===========
      $     10.92        $      9.65        $      11.67       $     11.84        $     12.36        $     12.32
      ===========        ===========        ============       ===========        ===========        ===========
      $     10.88        $      9.62        $      11.54       $     11.49        $     12.39        $     12.07
      ===========        ===========        ============       ===========        ===========        ===========
      $     10.82        $      9.61        $      11.57       $     11.59        $     12.25        $     12.53
      ===========        ===========        ============       ===========        ===========        ===========
      $46,871,943        $26,794,351        $153,855,855       $23,008,542        $20,853,279        $36,817,435
      ===========        ===========        ============       ===========        ===========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
      SERVICE CLASS
     ----------------
       $40,305,904
           127,729
             6,353
       -----------
       $40,171,822
       ===========
       $ 5,172,268
                --
        16,293,983
        12,023,970
           475,722
         6,205,879
       -----------
       $40,171,822
       ===========
       $     12.23
       ===========
       $        --
       ===========
       $     12.35
       ===========
       $     12.22
       ===========
       $     12.11
       ===========
       $     12.18
       ===========
       $36,995,316
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                               MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                 S&P 500           SMALL CAP            TOTAL           MAINSTAY VP
                                                 INDEX--            GROWTH--           RETURN--           VALUE--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $86,165,373        $35,558,646        $25,963,297        $34,864,341

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        275,353            104,738             84,173            111,180
    Administrative charges.................         15,445              5,662              4,073              6,009
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $85,874,575        $35,448,246        $25,875,051        $34,747,152
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $13,952,216        $ 5,266,648        $ 3,972,113        $ 5,661,829
    Series II Policies.....................             --                 --                 --                 --
    Series III Policies....................     33,030,640         12,263,576         10,383,914         12,950,459
    Series IV Policies.....................     25,664,208          9,899,474          6,674,288         10,192,044
    Series V Policies......................      1,918,773            515,676            387,177            450,267
    Series VI Policies.....................     11,308,738          7,502,872          4,457,559          5,492,553
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $85,874,575        $35,448,246        $25,875,051        $34,747,152
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     11.53        $     12.41        $     10.77        $     11.91
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $        --        $        --        $        --        $        --
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     11.46        $     12.48        $     10.73        $     11.83
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     11.53        $     12.17        $     10.89        $     12.08
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     11.49        $     11.84        $     10.58        $     11.82
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     11.49        $     12.36        $     10.57        $     11.87
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $82,129,605        $34,132,734        $25,590,650        $32,977,966
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
        CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN          DREYFUS IP
         INCOME            COMPANY             GROWTH           DEVELOPING           SMALL            TECHNOLOGY
       & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES     SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------------
       $9,223,656        $15,500,161        $14,159,801         $9,410,327        $11,800,729        $16,446,762

           28,650             48,492             45,813             30,375             35,497             54,210
            1,564              2,507              2,197              1,612              2,052              2,768
       ----------        -----------        -----------         ----------        -----------        -----------
       $9,193,442        $15,449,162        $14,111,791         $9,378,340        $11,763,180        $16,389,784
       ==========        ===========        ===========         ==========        ===========        ===========
       $1,250,889        $ 1,999,418        $ 1,497,526         $1,353,498        $ 1,900,629        $ 2,484,729
               --                 --                 --                 --                 --                 --
        3,041,289          5,312,126          5,959,929          3,329,608          4,139,855          6,414,367
        3,186,651          4,453,456          4,379,180          2,977,666          3,833,165          4,646,321
          146,969            362,795            163,332            136,128            144,828            217,120
        1,567,644          3,321,367          2,111,824          1,581,440          1,744,703          2,627,247
       ----------        -----------        -----------         ----------        -----------        -----------
       $9,193,442        $15,449,162        $14,111,791         $9,378,340        $11,763,180        $16,389,784
       ==========        ===========        ===========         ==========        ===========        ===========
       $    11.50        $     11.55        $     10.55         $    11.77        $     13.06        $     11.40
       ==========        ===========        ===========         ==========        ===========        ===========
       $       --        $        --        $        --         $       --        $        --        $        --
       ==========        ===========        ===========         ==========        ===========        ===========
       $    11.81        $     11.51        $     10.52         $    11.60        $     13.03        $     11.30
       ==========        ===========        ===========         ==========        ===========        ===========
       $    11.75        $     11.52        $     10.54         $    11.76        $     13.00        $     11.32
       ==========        ===========        ===========         ==========        ===========        ===========
       $    11.60        $     11.41        $     10.21         $    11.53        $     12.82        $     11.25
       ==========        ===========        ===========         ==========        ===========        ===========
       $    11.65        $     11.49        $     10.50         $    11.89        $     13.02        $     11.27
       ==========        ===========        ===========         ==========        ===========        ===========
       $8,690,434        $14,976,073        $14,330,536         $9,130,687        $11,065,406        $16,522,952
       ==========        ===========        ===========         ==========        ===========        ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $49,980,606
           156,611
             8,538
       -----------
       $49,815,457
       ===========
       $ 7,747,562
                --
        17,759,473
        15,125,127
         1,136,244
         8,047,051
       -----------
       $49,815,457
       ===========
       $     12.32
       ===========
       $        --
       ===========
       $     12.20
       ===========
       $     12.46
       ===========
       $     12.07
       ===========
       $     12.09
       ===========
       $46,604,869
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $42,714,617        $30,915,488        $47,558,327        $14,494,782

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        134,432             83,814            153,393             45,724
    Administrative charges.................          7,540              5,740              8,715              2,530
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $42,572,645        $30,825,934        $47,396,219        $14,446,528
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 6,726,648        $11,385,595        $ 7,685,666        $ 2,577,383
    Series II Policies.....................             --             82,139                 --                 --
    Series III Policies....................     14,481,620          9,228,485         15,783,491          5,347,682
    Series IV Policies.....................     12,128,289          6,161,508         15,359,600          4,135,064
    Series V Policies......................      1,874,886            533,772            921,176            300,600
    Series VI Policies.....................      7,361,202          3,434,435          7,646,286          2,085,799
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $42,572,645        $30,825,934        $47,396,219        $14,446,528
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     11.83        $     11.87        $     10.63        $     11.07
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $        --        $     10.70        $        --        $        --
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     11.66        $     11.82        $     10.67        $     10.98
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     11.78        $     12.02        $     10.62        $     10.98
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     11.82        $     11.32        $     10.59        $     10.84
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     11.72        $     12.02        $     10.60        $     10.77
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $40,668,825        $29,682,019        $46,363,215        $14,647,545
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $2,328,584         $3,227,187          $2,637,907          $2,560,101        $45,567,824         $7,984,763

            7,199             10,542               2,903               5,955            140,688             25,219
              482                572                 131                 279              7,886              1,282
       ----------         ----------          ----------          ----------        -----------         ----------
       $2,320,903         $3,216,073          $2,634,873          $2,553,867        $45,419,250         $7,958,262
       ==========         ==========          ==========          ==========        ===========         ==========
       $  532,202         $  655,267          $  682,263          $  300,012        $ 5,536,226         $1,087,825
               --                 --               3,181                  --                 --                 --
          627,187          1,139,113           1,271,281             591,481         15,711,578          2,811,086
          823,589            893,156             390,676             599,313         14,525,619          2,457,689
           13,198             16,940              64,365             242,275          2,120,087             41,003
          324,727            511,597             223,107             820,786          7,525,740          1,560,659
       ----------         ----------          ----------          ----------        -----------         ----------
       $2,320,903         $3,216,073          $2,634,873          $2,553,867        $45,419,250         $7,958,262
       ==========         ==========          ==========          ==========        ===========         ==========
       $    11.02         $    11.51          $    11.39          $    11.64        $     11.61         $    13.21
       ==========         ==========          ==========          ==========        ===========         ==========
       $       --         $       --          $    10.23          $       --        $        --         $       --
       ==========         ==========          ==========          ==========        ===========         ==========
       $    11.08         $    11.41          $    11.99          $    11.70        $     11.55         $    12.70
       ==========         ==========          ==========          ==========        ===========         ==========
       $    11.12         $    11.22          $    12.05          $    12.07        $     11.63         $    13.15
       ==========         ==========          ==========          ==========        ===========         ==========
       $    11.05         $    11.51          $    12.08          $    11.84        $     11.51         $    10.15
       ==========         ==========          ==========          ==========        ===========         ==========
       $    11.01         $    11.60          $    11.97          $    11.85        $     11.54         $    12.74
       ==========         ==========          ==========          ==========        ===========         ==========
       $2,240,438         $3,033,793          $2,569,197          $2,411,785        $43,193,684         $8,447,520
       ==========         ==========          ==========          ==========        ===========         ==========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $1,128,182
               918
                54
        ----------
        $1,127,210
        ==========
        $  386,450
                --
           291,171
           255,622
                --
           193,967
        ----------
        $1,127,210
        ==========
        $    10.67
        ==========
        $       --
        ==========
        $    10.57
        ==========
        $    10.39
        ==========
        $       --
        ==========
        $    10.56
        ==========
        $1,105,085
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $         --        $         --        $     664,014
  Mortality and expense risk charges...................      (1,752,759)         (2,585,482)          (1,559,631)
  Administrative charges...............................        (154,265)           (292,474)            (137,317)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................      (1,907,024)         (2,877,956)          (1,032,934)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      35,537,012          24,638,148          103,012,331
  Cost of investments sold.............................     (34,175,046)        (35,926,825)        (103,015,873)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       1,361,966         (11,288,677)              (3,542)
  Realized gain distribution received..................              --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (1,244,764)         15,944,765                  513
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................         117,202           4,656,088               (3,029)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ (1,789,822)       $  1,778,132        $  (1,035,963)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $         --        $         --        $          --
  Mortality and expense risk charges...................        (765,953)         (4,060,264)            (464,720)
  Administrative charges...............................         (62,463)           (423,197)             (38,765)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (828,416)         (4,483,461)            (503,485)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       3,226,185          28,833,721            3,454,192
  Cost of investments sold.............................      (2,884,537)        (29,839,606)          (2,690,434)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         341,648          (1,005,885)             763,758
  Realized gain distribution received..................              --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................       6,778,984          21,285,176              665,404
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       7,120,632          20,279,291            1,429,162
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,292,216        $ 15,795,830        $     925,677
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $         --    $         --    $         --    $         --    $         --     $        --      $        --
      (2,024,055)     (1,516,471)     (1,486,559)     (4,987,382)       (365,423)       (300,107)        (466,557)
        (216,859)       (144,016)       (129,042)       (489,484)        (33,008)        (24,655)         (38,231)
    ------------    ------------    ------------    -------------   ------------     -----------      -----------
      (2,240,914)     (1,660,487)     (1,615,601)     (5,476,866)       (398,431)       (324,762)        (504,788)
    ------------    ------------    ------------    -------------   ------------     -----------      -----------
      18,955,919      10,193,530      47,325,044      98,756,635       6,215,832       1,402,470        3,471,307
     (24,316,738)    (11,086,175)    (47,320,764)   (107,220,228)     (5,268,627)     (1,203,507)      (3,276,354)
    ------------    ------------    ------------    -------------   ------------     -----------      -----------
      (5,360,819)       (892,645)          4,280      (8,463,593)        947,205         198,963          194,953
              --              --              --              --              --              --               --
      14,268,228       2,397,233        (133,591)     28,080,066         540,898       2,469,780        2,971,479
    ------------    ------------    ------------    -------------   ------------     -----------      -----------
       8,907,409       1,504,588        (129,311)     19,616,473       1,488,103       2,668,743        3,166,432
    ------------    ------------    ------------    -------------   ------------     -----------      -----------
    $  6,666,495    $   (155,899)   $ (1,744,912)   $ 14,139,607    $  1,089,672     $ 2,343,981      $ 2,661,644
    ============    ============    ============    =============   ============     ===========      ===========

                                                     MAINSTAY        MAINSTAY       MAINSTAY
                                                        VP              VP             VP
      MAINSTAY                      MAINSTAY VP       DREYFUS       EAGLE ASSET       LORD            ALGER
         VP                          AMERICAN          LARGE        MANAGEMENT       ABBETT          AMERICAN
       TOTAL                          CENTURY         COMPANY         GROWTH       DEVELOPING         SMALL
      RETURN--      MAINSTAY VP       INCOME          VALUE--        EQUITY--       GROWTH--     CAPITALIZATION--
      INITIAL         VALUE--       & GROWTH--        INITIAL         INITIAL        INITIAL         CLASS O
       CLASS       INITIAL CLASS   INITIAL CLASS       CLASS           CLASS          CLASS           SHARES
    -------------------------------------------------------------------------------------------------------------
    $        --    $         --    $         --    $         --    $         --    $       --      $        --
     (1,674,607)     (1,640,632)       (357,979)       (353,520)       (730,409)     (218,012)        (504,899)
       (181,919)       (163,878)        (35,750)        (30,689)        (74,867)      (20,780)         (50,621)
    ------------   ------------    ------------    -------------   ------------    -----------     -----------
     (1,856,526)     (1,804,510)       (393,729)       (384,209)       (805,276)     (238,792)        (555,520)
    ------------   ------------    ------------    -------------   ------------    -----------     -----------
     15,246,485      13,944,261       2,804,539       2,604,670       9,360,695     3,250,190        4,949,364
    (15,688,176)    (14,746,277)     (2,920,028)     (2,601,309)    (13,996,936)   (3,605,729)      (4,477,331)
    ------------   ------------    ------------    -------------   ------------    -----------     -----------
       (441,691)       (802,016)       (115,489)          3,361      (4,636,241)     (355,539)         472,033
             --              --              --              --              --            --               --
      3,435,839      10,710,305       2,662,400       1,380,658        (155,998)      981,895        5,577,733
    ------------   ------------    ------------    -------------   ------------    -----------     -----------
      2,994,148       9,908,289       2,546,911       1,384,019      (4,792,239)      626,356        6,049,766
    ------------   ------------    ------------    -------------   ------------    -----------     -----------
    $ 1,137,622    $  8,103,779    $  2,153,182    $    999,810    $ (5,597,515)   $  387,564      $ 5,494,246
    ============   ============    ============    =============   ============    ===========     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL      AMSOUTH
                                                                 MARKET         EQUITY           LARGE
                                                                  FUND           FUND          CAP FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     7,921     $        --     $        --
  Mortality and expense risk charges........................      (22,467)         (4,172)        (34,357)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (14,546)         (4,172)        (34,357)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      122,936          18,513         150,273
  Cost of investments sold..................................     (115,282)        (14,392)       (151,686)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............        7,654           4,121          (1,413)
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       71,444          31,722          58,211
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................       79,098          35,843          56,798
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    64,552     $    31,671     $    22,441
                                                              ============    ===========     ===========

                                                                  JANUS
                                                                  ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,301,396     $   198,504     $   442,923
  Mortality and expense risk charges........................    (1,809,866)       (209,173)       (270,527)
  Administrative charges....................................      (204,085)        (19,537)        (26,787)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................      (712,555)        (30,206)        145,609
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    25,377,948       1,948,081       2,650,542
  Cost of investments sold..................................   (30,553,446)     (2,201,481)     (4,172,424)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............    (5,175,498)       (253,400)     (1,521,882)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (4,501,305)        767,053       3,169,355
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................    (9,676,803)        513,653       1,647,473
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting
          from operations...................................  $(10,389,358)    $   483,447     $ 1,793,082
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT      GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL     CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED       SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    -------------------------------------------------------------------------------------------
      $      --     $       --    $       --     $  1,202,474      $ 3,532,553    $  4,790,147
        (12,883)      (277,168)     (219,616)      (2,283,672)      (1,495,835)     (4,029,398)
             --        (24,363)      (16,673)        (236,898)        (145,418)       (420,376)
      ---------     -----------   -----------    ------------      -----------    ------------
        (12,883)      (301,531)     (236,289)      (1,318,096)       1,891,300         340,373
      ---------     -----------   -----------    ------------      -----------    ------------
         64,316      1,848,517     6,970,129       11,895,611        9,113,833      48,457,292
        (68,928)    (2,162,202)   (5,718,512)     (10,094,045)      (9,423,346)    (51,135,473)
      ---------     -----------   -----------    ------------      -----------    ------------
         (4,612)      (313,685)    1,251,617        1,801,566         (309,513)     (2,678,181)
             --             --            --               --          843,888              --
         88,390      1,356,305    (2,229,187)      18,876,223        3,783,082       9,757,310
      ---------     -----------   -----------    ------------      -----------    ------------
         83,778      1,042,620      (977,570)      20,677,789        4,317,457       7,079,129
      ---------     -----------   -----------    ------------      -----------    ------------
      $  70,895     $  741,089    $(1,213,859)   $ 19,359,693      $ 6,208,757    $  7,419,502
      =========     ===========   ===========    ============      ===========    ============

                     NEUBERGER                                  VAN KAMPEN
                      BERMAN        T. ROWE                         UIF
       MFS(R)           AMT          PRICE         VAN ECK       EMERGING
      UTILITIES       MID-CAP       EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--       INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO       ASSETS         CLASS I
    -----------------------------------------------------------------------
      $  37,267     $       --    $1,153,825    $     80,445    $       --
        (17,051)       (55,546)   (1,199,584)       (157,057)     (280,939)
           (832)        (3,628)     (103,348)        (10,960)      (28,127)
      ---------     -----------   -----------   ------------    -----------
         19,384        (59,174)     (149,107)        (87,572)     (309,066)
      ---------     -----------   -----------   ------------    -----------
        193,655      1,866,621     6,540,721       1,930,341     6,316,535
       (144,250)    (1,659,984)   (5,654,594)     (1,431,079)   (7,069,606)
      ---------     -----------   -----------   ------------    -----------
         49,405        206,637       886,127         499,262      (753,071)
             --             --       881,145              --            --
         43,648        371,501     4,943,461          26,087      (847,830)
      ---------     -----------   -----------   ------------    -----------
         93,053        578,138     6,710,733         525,349    (1,600,901)
      ---------     -----------   -----------   ------------    -----------
      $ 112,437     $  518,964    $6,561,626    $    437,777    $(1,909,967)
      =========     ===========   ===========   ============    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)

                                                                                MAINSTAY VP       MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL           COMMON
                                                                 BOND--        APPRECIATION--       STOCK--
                                                              SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --       $      --         $      --
  Mortality and expense risk charges........................      (210,905)       (171,650)         (118,594)
  Administrative charges....................................       (11,124)         (8,998)           (6,905)
                                                               -----------       ---------         ---------
      Net investment income (loss)..........................      (222,029)       (180,648)         (125,499)
                                                               -----------       ---------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,115,546         656,646           193,585
  Cost of investments sold..................................    (1,195,586)       (596,923)         (172,628)
                                                               -----------       ---------         ---------
      Net realized gain (loss) on investments...............       (80,040)         59,723            20,957
  Realized gain distribution received.......................            --              --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (115,284)           (675)          420,151
                                                               -----------       ---------         ---------
      Net gain (loss) on investments........................      (195,324)         59,048           441,108
                                                               -----------       ---------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  (417,353)      $(121,600)        $ 315,609
                                                               ===========       =========         =========

                                                                MAINSTAY                           MAINSTAY
                                                                   VP                                 VP
                                                                 S&P 500        MAINSTAY VP          TOTAL
                                                                 INDEX--         SMALL CAP         RETURN--
                                                                 SERVICE          GROWTH--          SERVICE
                                                                  CLASS        SERVICE CLASS         CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $       --        $      --         $      --
  Mortality and expense risk charges........................     (455,681)        (169,406)         (141,758)
  Administrative charges....................................      (25,698)          (9,107)           (6,851)
                                                               ----------        ---------         ---------
      Net investment income (loss)..........................     (481,379)        (178,513)         (148,609)
                                                               ----------        ---------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      934,489          298,827           390,883
  Cost of investments sold..................................     (836,339)        (256,242)         (366,208)
                                                               ----------        ---------         ---------
      Net realized gain (loss) on investments...............       98,150           42,585            24,675
  Realized gain distribution received.......................           --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    1,691,167          501,365            54,211
                                                               ----------        ---------         ---------
      Net gain (loss) on investments........................    1,789,317          543,950            78,886
                                                               ----------        ---------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................   $1,307,938        $ 365,437         $ (69,723)
                                                               ==========        =========         =========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                        MAINSTAY VP
                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          MID CAP
     CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
     --------------------------------------------------------------------------------------------------------------------
       $      --       $        --      $        --       $      --        $      --        $       --       $       --
        (260,096)         (139,534)        (867,502)       (114,790)        (109,515)         (200,023)        (201,993)
         (14,565)           (8,264)         (49,029)         (6,087)          (5,819)          (10,439)         (10,115)
       ---------       -----------      -----------       ---------        ---------        ----------       ----------
        (274,661)         (147,798)        (916,531)       (120,877)        (115,334)         (210,462)        (212,108)
       ---------       -----------      -----------       ---------        ---------        ----------       ----------
         931,112         1,882,063        4,668,865         295,069          201,151           290,692          159,139
        (861,200)       (1,986,656)      (4,407,098)       (248,359)        (167,251)         (244,492)        (135,809)
       ---------       -----------      -----------       ---------        ---------        ----------       ----------
          69,912          (104,593)         261,767          46,710           33,900            46,200           23,330
              --                --               --              --               --                --               --
         (20,844)          (61,733)       1,821,480         301,498          876,204         1,092,893        1,913,023
       ---------       -----------      -----------       ---------        ---------        ----------       ----------
          49,068          (166,326)       2,083,247         348,208          910,104         1,139,093        1,936,353
       ---------       -----------      -----------       ---------        ---------        ----------       ----------
       $(225,593)      $  (314,124)     $ 1,166,716       $ 227,331        $ 794,770        $  928,631       $1,724,245
       =========       ===========      ===========       =========        =========        ==========       ==========

                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
        VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
     ----------------------------------------------------------------------------------------------------------------------
       $      --       $        --      $        --       $      --        $      --         $       --        $       --
        (179,223)          (47,085)         (78,398)        (79,434)         (50,247)           (55,759)          (93,059)
          (9,727)           (2,525)          (4,135)         (3,791)          (2,661)            (3,221)           (4,787)
       ---------       -----------      -----------       ---------        ---------         ----------        ----------
        (188,950)          (49,610)         (82,533)        (83,225)         (52,908)           (58,980)          (97,846)
       ---------       -----------      -----------       ---------        ---------         ----------        ----------
         876,098           252,194          320,897         535,519          283,039            160,687           733,124
        (753,921)         (220,158)        (278,417)       (492,430)        (246,577)          (125,015)         (645,801)
       ---------       -----------      -----------       ---------        ---------         ----------        ----------
         122,177            32,036           42,480          43,089           36,462             35,672            87,323
              --                --               --              --               --                 --                --
         807,981           264,055          117,781        (572,012)         116,943            470,126          (543,294)
       ---------       -----------      -----------       ---------        ---------         ----------        ----------
         930,158           296,091          160,261        (528,923)         153,405            505,798          (455,971)
       ---------       -----------      -----------       ---------        ---------         ----------        ----------
       $ 741,208       $   246,481      $    77,728       $(612,148)       $ 100,497         $  446,818        $ (553,817)
       =========       ===========      ===========       =========        =========         ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)

                                                                           FIDELITY(R) VIP
                                                        FIDELITY(R) VIP        EQUITY-        FIDELITY(R) VIP
                                                        CONTRAFUND(R)--        INCOME--          MID CAP--
                                                        SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                        ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................     $   55,218        $   322,228         $      --
  Mortality and expense risk charges..................       (246,438)          (216,881)         (116,277)
  Administrative charges..............................        (13,357)           (12,101)           (8,068)
                                                           ----------        -----------         ---------
      Net investment income (loss)....................       (204,577)            93,246          (124,345)
                                                           ----------        -----------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................        202,207            347,719           380,885
  Cost of investments sold............................       (171,281)          (302,387)         (337,651)
                                                           ----------        -----------         ---------
      Net realized gain (loss) on investments.........         30,926             45,332            43,234
  Realized gain distribution received.................             --             83,974                --
  Change in unrealized appreciation (depreciation) on
    investments.......................................      2,042,552            545,385           936,374
                                                           ----------        -----------         ---------
      Net gain (loss) on investments..................      2,073,478            674,691           979,608
                                                           ----------        -----------         ---------
        Net increase (decrease) in net assets
          resulting from operations...................     $1,868,901        $   767,937         $ 855,263
                                                           ==========        ===========         =========

                                                                              VAN KAMPEN
                                                                                 UIF            VICTORY VIF
                                                         T. ROWE PRICE         EMERGING         DIVERSIFIED
                                                             EQUITY            MARKETS            STOCK--
                                                             INCOME            EQUITY--           CLASS A
                                                         PORTFOLIO--II         CLASS II          SHARES(a)
                                                        ------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................     $  202,008        $        --          $    149
  Mortality and expense risk charges..................       (224,558)           (41,367)             (904)
  Administrative charges..............................        (12,549)            (2,111)              (54)
                                                           ----------        -----------          --------
      Net investment income (loss)....................        (35,099)           (43,478)             (809)
                                                           ----------        -----------          --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................        788,985          2,502,385            10,878
  Cost of investments sold............................       (888,707)        (2,312,390)          (10,329)
                                                           ----------        -----------          --------
      Net realized gain (loss) on investments.........        (99,722)           189,995               549
  Realized gain distribution received.................        146,579                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.......................................      1,050,400           (697,739)           23,097
                                                           ----------        -----------          --------
      Net gain (loss) on investments..................      1,097,257           (507,744)           23,646
                                                           ----------        -----------          --------
        Net increase (decrease) in net assets
          resulting
          from operations.............................     $1,062,158        $  (551,222)         $ 22,837
                                                           ==========        ===========          ========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.
(b) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     JANUS ASPEN       JANUS ASPEN           MFS(R)                                                    NEUBERGER
        SERIES            SERIES           INVESTORS            MFS(R)              MFS(R)               BERMAN
      BALANCED--        WORLDWIDE            TRUST             RESEARCH            UTILITIES          AMT MID-CAP
       SERVICE           GROWTH--           SERIES--           SERIES--            SERIES--             GROWTH--
        SHARES        SERVICE SHARES     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS(b)         CLASS S
    ----------------------------------------------------------------------------------------------------------------
      $ 303,286         $  52,243          $   8,029           $ 23,480            $  3,011            $      --
       (263,275)          (81,292)           (11,990)           (17,876)             (3,530)              (8,012)
        (14,914)           (4,558)              (782)              (963)               (163)                (433)
      ---------         ---------          ---------           --------            --------            ---------
         25,097           (33,607)            (4,743)             4,641                (682)              (8,445)
      ---------         ---------          ---------           --------            --------            ---------
        798,626           379,842            118,737            111,020              24,053              547,739
       (758,910)         (331,744)          (106,883)           (94,949)            (21,085)            (519,584)
      ---------         ---------          ---------           --------            --------            ---------
         39,716            48,098             11,854             16,071               2,968               28,155
             --                --                 --                 --                  --                   --
        278,016          (704,847)            18,745             74,078              57,533              120,675
      ---------         ---------          ---------           --------            --------            ---------
        317,732          (656,749)            30,599             90,149              60,501              148,830
      ---------         ---------          ---------           --------            --------            ---------
      $ 342,829         $(690,356)         $  25,856           $ 94,790            $ 59,819            $ 140,385
      =========         =========          =========           ========            ========            =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,907,024)  $  7,215,572   $ (2,877,956)  $ (4,383,519)
    Net realized gain (loss) on investments..........     1,361,966      2,344,931    (11,288,677)   (36,120,266)
    Realized gain distribution received..............            --      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (1,244,764)    (7,897,548)    15,944,765    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    (1,789,822)     8,564,384      1,778,132     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,505,556     27,998,983      3,842,323     13,756,524
    Policyowners' surrenders.........................   (10,680,716)   (22,829,622)   (16,642,222)   (26,025,735)
    Policyowners' annuity and death benefits.........    (1,403,973)    (3,615,530)    (1,686,554)    (3,609,006)
    Net transfers from (to) Fixed Account............    (1,287,225)    30,817,008        375,851      4,381,706
    Transfers between Investment Divisions...........   (19,522,437)   (27,798,097)    (4,894,573)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (30,388,795)     4,572,742    (19,005,175)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (2,156)       (29,135)       (65,094)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (32,180,773)    13,107,991    (17,292,137)    66,095,092
NET ASSETS:
    Beginning of period..............................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $248,248,823   $280,429,596   $396,253,400   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,615,601)  $  7,243,883   $ (5,476,866)  $ 42,754,522
    Net realized gain (loss) on investments..........         4,280      7,658,902     (8,463,593)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (133,591)   (14,553,572)    28,080,066    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    (1,744,912)       349,213     14,139,607    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,309,000     36,408,480      8,723,350     50,502,071
    Policyowners' surrenders.........................    (9,918,930)   (25,702,933)   (31,136,268)   (49,650,185)
    Policyowners' annuity and death benefits.........    (1,325,619)    (3,575,499)    (4,125,261)    (6,855,642)
    Net transfers from (to) Fixed Account............    (2,567,114)    30,884,972        (27,712)    29,310,933
    Transfers between Investment Divisions...........   (24,374,252)   (77,738,480)   (38,245,903)   104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (35,876,915)   (39,723,460)   (64,811,794)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,006         (2,434)      (132,268)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (37,620,821)   (39,376,681)   (50,804,455)   308,304,573
NET ASSETS:
    Beginning of period..............................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $212,136,207   $249,757,028   $727,910,792   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,032,934)  $  (2,382,321)  $ (2,240,914)  $ (1,014,452)  $ (1,660,487)  $  1,993,942
          (3,542)         (3,707)    (5,360,819)   (14,821,360)      (892,645)    (2,641,696)
              --              --             --             --             --             --
             513         (11,386)    14,268,228     79,633,960      2,397,233     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,035,963)     (2,397,414)     6,666,495     63,798,148       (155,899)    35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      48,892,527      91,921,924      2,818,367      8,696,940      2,570,722     11,688,770
     (23,713,249)    (89,747,775)   (11,196,229)   (18,695,005)    (7,061,580)   (11,062,735)
      (1,180,488)     (2,566,655)    (1,692,533)    (2,570,812)    (1,175,174)    (1,707,037)
     (14,273,092)    (22,083,503)       593,393      7,317,206      1,880,843     13,853,012
      (2,015,588)    (99,899,729)    (4,775,772)    (7,804,493)     8,691,023     18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
       7,710,110    (122,375,738)   (14,252,774)   (13,056,164)     4,905,834     31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (1,826)         (6,141)       (61,300)      (174,487)       (29,491)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
       6,672,321    (124,779,293)    (7,647,579)    50,567,497      4,720,444     66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $245,999,107   $ 239,326,786   $312,296,195   $319,943,774   $229,476,811   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (398,431)  $     232,424   $   (324,762)  $   (273,211)  $   (504,788)  $   (491,460)
         947,205       2,357,779        198,963       (119,499)       194,953       (507,459)
              --              --             --             --             --             --
         540,898       9,017,599      2,469,780      9,303,191      2,971,479     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       1,089,672      11,607,802      2,343,981      8,910,481      2,661,644     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,015,436       2,959,690        772,771      3,426,285      1,311,013      4,642,376
      (1,587,028)     (3,998,483)    (1,152,865)    (1,055,053)    (2,699,939)    (1,185,695)
        (406,005)       (387,058)       (91,665)       (47,339)      (178,117)      (355,515)
         653,872       4,047,033        534,189      4,369,105      1,342,238      6,376,086
       9,241,803       6,898,494      6,292,122      6,053,190     11,642,210     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
       8,918,078       9,519,676      6,354,552     11,404,543     11,417,405     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
          (9,404)        (30,837)       (14,763)       (22,359)       (20,723)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
       9,998,346      21,096,641      8,683,770     20,292,665     14,058,326     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 59,240,547   $  49,242,201   $ 48,828,365   $ 40,144,595   $ 74,539,903   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (828,416)  $   (271,909)  $ (4,483,461)  $   (207,672)
    Net realized gain (loss) on investments..........       341,648       (626,963)    (1,005,885)   (13,454,757)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,778,984     22,832,096     21,285,176    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,292,216     21,933,224     15,795,830    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,719,666      8,327,340      9,038,939     23,543,660
    Policyowners' surrenders.........................    (3,257,399)    (4,062,659)   (24,112,011)   (34,117,892)
    Policyowners' annuity and death benefits.........      (346,414)      (367,802)    (2,773,034)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,284,124     12,774,041      3,247,915     18,600,028
    Transfers between Investment Divisions...........     6,461,071      6,311,646      2,399,037      4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     5,861,048     22,982,566    (12,199,154)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (37,954)       (51,070)      (121,238)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    12,115,310     44,864,720      3,475,438    135,155,340
NET ASSETS:
    Beginning of period..............................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $120,716,388   $108,601,078   $630,820,898   $627,345,460
                                                       ============   ============   ============   ============

                                                              MAINSTAY VP                  MAINSTAY VP
                                                                DREYFUS                    EAGLE ASSET
                                                             LARGE COMPANY                 MANAGEMENT
                                                                VALUE--                  GROWTH EQUITY--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2004          2003           2004           2003
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (384,209)  $  (266,014)  $   (805,276)  $ (1,281,330)
    Net realized gain (loss) on investments..........        3,361    (2,275,765)    (4,636,241)   (12,195,189)
    Realized gain distribution received..............           --            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,380,658    12,758,701       (155,998)    37,495,332
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      999,810    10,216,922     (5,597,515)    24,018,813
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      551,362     2,121,033      1,105,944      4,134,989
    Policyowners' surrenders.........................   (1,462,512)   (2,043,915)    (3,560,580)    (6,086,894)
    Policyowners' annuity and death benefits.........     (427,165)     (332,180)      (685,198)    (1,105,021)
    Net transfers from (to) Fixed Account............      627,126     3,605,517        259,297      3,249,687
    Transfers between Investment Divisions...........    4,177,680     3,085,364     (3,597,802)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --    (8,611,688)            --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............    3,466,491    (2,175,869)    (6,478,339)       863,113
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,580)      (28,326)        (9,819)       (61,418)
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............    4,457,721     8,012,727    (12,085,673)    24,820,508
NET ASSETS:
    Beginning of period..............................   49,586,838    41,574,111    117,938,708     93,118,200
                                                       -----------   -----------   ------------   ------------
    End of period....................................  $54,044,559   $49,586,838   $105,853,035   $117,938,708
                                                       ===========   ===========   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (503,485)  $  (604,585)  $ (1,856,526)  $  1,205,551   $ (1,804,510)  $    359,707   $  (393,729)  $       (92)
        763,758    (1,153,363)      (441,691)    (3,630,231)      (802,016)    (5,890,280)     (115,489)   (2,547,902)
             --            --             --             --             --             --            --            --
        665,404    16,529,663      3,435,839     42,560,872     10,710,305     56,473,800     2,662,400    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        925,677    14,771,715      1,137,622     40,136,192      8,103,779     50,943,227     2,153,182    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,248,160     4,877,710      2,135,861      8,518,075      2,718,534      9,797,374       470,941     2,103,564
     (1,632,549)   (1,991,471)   (10,367,347)   (16,927,438)   (10,339,302)   (15,800,613)   (1,928,536)   (2,790,642)
       (218,314)     (782,400)    (1,715,580)    (3,122,813)    (1,306,382)    (1,852,667)     (266,307)     (404,451)
        991,648     7,467,466        (67,846)     4,992,559        725,493     10,673,410       285,479     2,697,580
      3,495,742    16,552,766         65,862      2,187,879      1,382,621      1,172,233     1,713,471     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      3,884,687    26,124,071     (9,949,050)    (4,351,738)    (6,819,036)     3,989,737       275,048    (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (23,005)      (35,935)       (32,608)      (110,501)       (50,070)      (127,474)      (13,845)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,787,359    40,859,851     (8,844,036)    35,673,953      1,234,673     54,805,490     2,414,385     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $70,977,842   $66,190,483   $255,445,887   $264,289,923   $252,712,138   $251,477,465   $56,361,919   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (238,792)  $  (369,336)  $   (555,520)  $   (862,668)  $    (14,546)  $    (15,224)  $    (4,172)  $    (1,452)
       (355,539)   (2,206,925)       472,033     (1,560,092)         7,654        (26,430)        4,121          (585)
             --            --             --             --             --             --            --            --
        981,895    10,620,501      5,577,733     23,309,923         71,444        506,867        31,722       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        387,564     8,044,240      5,494,246     20,887,163         64,552        465,213        31,671        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        243,940     1,333,300        785,929      2,608,627         73,639         69,921        29,279         4,873
       (922,742)   (1,128,990)    (2,546,112)    (4,750,529)       (83,243)       (93,264)       (4,641)      (11,245)
       (137,055)     (170,538)      (401,805)      (523,087)        (5,652)        (5,011)           --            --
        246,521     1,581,719        184,008      1,933,607        280,223        350,589       137,026        86,875
        482,892     5,612,694      3,153,903      2,985,461         44,174        199,229        12,761        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (86,444)    5,341,011      1,175,923      2,254,079        309,141        521,464       174,425       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (10,637)      (18,342)       (35,514)       (57,511)          (563)        (1,367)         (195)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        290,483    13,366,909      6,634,655     23,083,731        373,130        985,310       205,901       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $33,254,045   $32,963,562   $ 79,918,123   $ 73,283,468   $  2,920,880   $  2,547,750   $   599,210   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (34,357)  $    (42,679)  $    (12,883)  $    (16,712)
    Net realized gain (loss) on investments.................        (1,413)       (45,208)        (4,612)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................        58,211        780,271         88,390        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................        22,441        692,384         70,895        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       133,590         85,877         15,601         93,604
    Policyowners' surrenders................................      (101,654)      (212,202)       (40,988)       (47,231)
    Policyowners' annuity and death benefits................        (2,737)       (19,127)            --           (565)
    Net transfers from (to) Fixed Account...................       320,844        720,622        136,853        219,190
    Transfers between Investment Divisions..................        24,304        231,887         (6,318)        88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       374,347        807,057        105,148        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          (616)        (1,927)          (539)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       396,172      1,497,514        175,504        671,360
NET ASSETS:
    Beginning of period.....................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of period...........................................  $  4,419,794   $  4,023,622   $  1,673,262   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    340,373   $  4,965,652   $   (712,555)  $   (763,220)
    Net realized gain (loss) on investments.................    (2,678,181)    (8,290,284)    (5,175,498)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................     9,757,310     76,608,412     (4,501,305)    71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................     7,419,502     73,283,780    (10,389,358)    55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     5,475,712     23,016,998      2,653,528      8,565,902
    Policyowners' surrenders................................   (22,444,796)   (40,684,487)    (9,737,816)   (17,178,053)
    Policyowners' annuity and death benefits................    (3,284,816)    (5,758,129)    (1,331,472)    (2,295,628)
    Net transfers from (to) Fixed Account...................     1,058,457     22,230,570        (31,327)     4,677,762
    Transfers between Investment Divisions..................   (21,448,365)   (27,330,412)   (11,335,608)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (40,643,808)   (28,525,460)   (19,782,695)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................       (83,602)      (203,148)       (41,953)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (33,307,908)    44,555,172    (30,214,006)    26,504,874
NET ASSETS:
    Beginning of period.....................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of period...........................................  $611,642,397   $644,950,305   $263,331,410   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (301,531)  $   239,419   $  (236,289)  $  (251,216)  $ (1,318,096)  $ (2,851,154)  $  1,891,300   $    566,581
       (313,685)     (978,712)    1,251,617        (8,060)     1,801,566     (3,074,284)      (309,513)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      1,356,305     5,993,240    (2,229,187)    6,316,256     18,876,223     77,663,065      3,783,082     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        741,089     5,253,947    (1,213,859)    6,056,980     19,359,693     71,737,627      6,208,757     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,714,346     3,634,452       652,834     2,889,939      3,122,653     12,036,604      2,295,534      7,217,772
     (1,195,251)   (1,775,298)     (909,850)   (1,750,594)   (12,168,879)   (18,113,205)    (8,620,791)   (13,147,263)
       (110,847)     (426,011)     (116,520)     (523,350)    (1,727,605)    (3,146,918)    (1,807,425)    (2,522,229)
        841,681     2,892,282       298,777     2,215,354      1,150,831     14,657,470      1,033,867      9,011,341
        715,942     2,093,259       761,487    14,589,127      7,309,809      8,049,260      8,068,602      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,965,871     6,418,684       686,728    17,420,476     (2,313,191)    13,483,211        969,787      9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (6,133)      (13,904)       (7,305)      (13,910)      (103,858)      (199,895)       (44,746)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      4,700,827    11,658,727      (534,436)   23,463,546     16,942,644     85,020,943      7,133,798     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $43,745,837   $39,045,010   $30,301,710   $30,836,146   $364,099,425   $347,156,781   $232,625,181   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   (30,206)  $  (222,991)  $   145,609   $  (282,085)  $     19,384   $      6,211   $    (59,174)  $    (69,334)
       (253,400)   (1,604,575)   (1,521,882)   (4,664,295)        49,405         16,162        206,637       (194,925)
             --            --            --            --             --             --             --             --
        767,053     7,223,602     3,169,355    12,606,535         43,648        426,467        371,501      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        483,447     5,396,036     1,793,082     7,660,155        112,437        448,840        518,964      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        288,205       895,386       423,906     1,226,447           (519)        22,366         95,997        147,242
       (761,908)   (1,611,515)   (1,406,244)   (2,025,330)      (110,538)      (104,866)      (317,161)      (272,161)
       (273,749)     (394,980)     (273,117)     (291,143)        (3,962)       (20,832)        (5,732)       (29,572)
        127,587     1,359,702        75,249     1,086,641          6,439        468,628        111,014        875,524
       (160,891)     (834,702)      299,567    (1,257,567)       401,481        590,358       (397,549)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
       (780,756)     (586,109)     (880,639)   (1,260,952)       292,901        955,654       (513,431)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (5,970)      (14,576)      (13,004)      (20,566)          (722)        (1,207)        (3,383)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
       (303,279)    4,795,351       899,439     6,378,637        404,616      1,403,287          2,150      5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $31,713,255   $32,016,534   $41,816,031   $40,916,592   $  2,547,969   $  2,143,353   $  8,312,825   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (149,107)  $    421,520   $   (87,572)  $  (116,038)
    Net realized gain (loss) on investments..........       886,127     (1,529,969)      499,262       (75,442)
    Realized gain distribution received..............       881,145             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     4,943,461     32,535,177        26,087     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,561,626     31,426,728       437,777     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,944,758      8,988,647     4,802,682     2,302,435
    Policyowners' surrenders.........................    (5,777,034)    (7,703,430)     (591,160)     (959,101)
    Policyowners' annuity and death benefits.........      (774,350)    (1,173,937)      (37,275)     (232,312)
    Net transfers from (to) Fixed Account............     2,176,546     13,285,554     1,077,136     1,491,196
    Transfers between Investment Divisions...........    10,090,099     11,156,473     3,353,196     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............     7,660,019     24,553,307     8,604,579     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (39,428)       (84,219)       (3,356)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    14,182,217     55,895,816     9,039,000     9,092,810
NET ASSETS:
    Beginning of period..............................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of period....................................  $186,696,219   $172,514,002   $27,086,899   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (309,066)  $   (493,604)
    Net realized gain (loss) on investments..........      (753,071)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (847,830)    16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    (1,909,967)    15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       504,654      1,178,764
    Policyowners' surrenders.........................    (1,538,134)    (2,253,626)
    Policyowners' annuity and death benefits.........      (278,917)      (185,044)
    Net transfers from (to) Fixed Account............       312,523      1,322,283
    Transfers between Investment Divisions...........     2,914,502     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............     1,914,628     (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (7,503)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............        (2,842)    14,698,829
NET ASSETS:
    Beginning of period..............................    40,459,860     25,761,031
                                                       ------------   ------------
    End of period....................................  $ 40,457,018   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2004         2003(b)        2004         2003(b)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (222,029)  $   669,046   $  (180,648)  $   (35,306)
    Net realized gain (loss) on investments..........      (80,040)       (9,433)       59,723         3,797
    Realized gain distribution received..............           --       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (115,284)     (967,216)         (675)      907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     (417,353)      144,001      (121,600)      875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   16,248,807    16,184,310    15,164,734    12,149,453
    Policyowners' surrenders.........................     (747,441)     (134,737)     (291,542)      (55,367)
    Policyowners' annuity and death benefits.........      (17,103)      (22,694)       (3,583)           --
    Net transfers from (to) Fixed Account............    4,059,897     2,804,694     2,737,001     1,409,906
    Transfers between Investment Divisions...........       32,913       (86,376)      672,645       509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   19,577,073    18,745,197    18,279,255    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          307          (625)       (2,411)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   19,160,027    18,888,573    18,155,244    14,887,677
NET ASSETS:
    Beginning of period..............................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $38,048,600   $18,888,573   $33,042,921   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2004         2003(b)        2004         2003(b)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (120,877)  $   100,083   $  (115,334)  $    (3,743)
    Net realized gain (loss) on investments..........       46,710           584        33,900         4,307
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,498       730,172       876,204       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      227,331       830,839       794,770       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   12,188,476     6,487,226     9,961,218     6,647,592
    Policyowners' surrenders.........................     (223,110)      (20,173)     (233,881)      (24,107)
    Policyowners' annuity and death benefits.........      (16,067)           --       (12,332)           --
    Net transfers from (to) Fixed Account............    1,825,431       777,923     2,073,126       754,227
    Transfers between Investment Divisions...........    1,383,597       506,598     1,308,043       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   15,158,327     7,751,574    13,096,174     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (1,742)       (1,754)       (4,113)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   15,383,916     8,580,659    13,886,831     8,429,685
NET ASSETS:
    Beginning of period..............................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $23,964,575   $ 8,580,659   $22,316,516   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                               MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--               GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   --------------------------
       2004         2003(b)        2004         2003(b)        2004         2003(b)         2004         2003(b)
    --------------------------------------------------------------------------------------------------------------
    $  (125,499)  $    48,214   $  (274,661)  $   358,567   $  (147,798)  $   536,713   $   (916,531)  $ 4,572,088
         20,957         8,375        69,912        10,159      (104,593)      (23,739)       261,767        75,226
             --            --            --            --            --            --             --            --
        420,151       660,345       (20,844)      937,676       (61,733)     (461,521)     1,821,480      (427,034)
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        315,609       716,934      (225,593)    1,306,402      (314,124)       51,453      1,166,716     4,220,280
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     10,176,248     7,989,297    19,405,655    17,816,107    10,628,132    11,550,843     70,689,329    62,557,554
       (225,075)      (30,782)     (691,113)      (93,399)     (668,802)     (111,045)    (1,972,944)     (510,614)
         (1,735)           --       (10,549)       (2,472)      (15,320)      (21,357)      (135,044)      (16,408)
      1,759,291       864,374     5,490,081     3,058,428     2,189,381     1,798,730     10,881,081     6,778,138
        841,735       259,250     1,041,705       536,450     1,263,202      (163,918)    (2,327,592)    3,406,645
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     12,550,464     9,082,139    25,235,779    21,315,114    13,396,593    13,053,253     77,134,830    72,215,315
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
         (2,583)       (1,506)       (3,183)       (2,639)          452          (410)       (12,949)       (8,981)
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     12,863,490     9,797,567    25,007,003    22,618,877    13,082,921    13,104,296     78,288,597    76,426,614
      9,797,567            --    22,618,877            --    13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
    $22,661,057   $ 9,797,567   $47,625,880   $22,618,877   $26,187,217   $13,104,296   $154,715,211   $76,426,614
    ===========   ===========   ===========   ===========   ===========   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   --------------------------
       2004         2003(b)        2004         2003(b)        2004         2003(b)         2004         2003(b)
    --------------------------------------------------------------------------------------------------------------
    $  (210,462)  $   (50,908)  $  (212,108)  $    75,068   $  (481,379)  $   289,627   $   (178,513)  $   (42,984)
         46,200        16,617        23,330         2,824        98,150         8,627         42,585       101,617
             --            --            --            --            --            --             --            --
      1,092,893     1,056,186     1,913,023     1,397,565     1,691,167     2,344,601        501,365       924,548
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
        928,631     1,021,895     1,724,245     1,475,457     1,307,938     2,642,855        365,437       983,181
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     17,340,603    12,366,489    16,309,458    12,558,709    38,769,390    30,225,134     17,004,086    10,104,785
       (348,243)      (42,443)     (391,437)     (148,820)   (1,086,900)     (126,507)      (359,134)      (63,684)
        (26,525)           --        (5,785)       (9,982)      (15,068)           --        (19,069)           --
      2,993,844     1,429,279     4,165,504     1,967,194     6,681,887     3,826,016      3,467,650     1,588,488
      2,215,213       967,172     1,770,573       767,872     2,114,349     1,550,382      1,376,804     1,007,218
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     22,174,892    14,720,497    21,848,313    15,134,973    46,463,658    35,475,025     21,470,337    12,636,807
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
         (6,281)       (1,707)       (8,286)       (2,880)       (9,324)       (5,577)        (5,967)       (1,549)
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     23,097,242    15,740,685    23,564,272    16,607,550    47,762,272    38,112,303     21,829,807    13,618,439
     15,740,685            --    16,607,550            --    38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
    $38,837,927   $15,740,685   $40,171,822   $16,607,550   $85,874,575   $38,112,303   $ 35,448,246   $13,618,439
    ===========   ===========   ===========   ===========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2004         2003(b)        2004         2003(b)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (148,609)  $   151,742   $  (188,950)  $   132,011
    Net realized gain (loss) on investments..........       24,675         8,420       122,177         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................       54,211       318,435       807,981     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      (69,723)      478,597       741,208     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   11,093,223     9,409,022    15,546,307    11,071,138
    Policyowners' surrenders.........................     (360,658)      (64,750)     (378,439)      (45,141)
    Policyowners' annuity and death benefits.........       (4,112)       (1,839)           --        (1,873)
    Net transfers from (to) Fixed Account............    2,750,052     1,240,638     3,091,799     1,672,577
    Transfers between Investment Divisions...........      781,089       626,032     1,235,421       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   14,259,594    11,209,103    19,495,088    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (1,579)         (941)       (4,131)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   14,188,292    11,686,759    20,232,165    14,514,987
NET ASSETS:
    Beginning of period..............................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $25,875,051   $11,686,759   $34,747,152   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                         ALGER AMERICAN SMALL        DREYFUS IP TECHNOLOGY
                                                           CAPITALIZATION--                GROWTH--
                                                            CLASS S SHARES              SERVICE SHARES
                                                       -------------------------   -------------------------
                                                          2004         2003(b)        2004         2003(b)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (58,980)  $   (12,957)  $   (97,846)  $   (28,950)
    Net realized gain (loss) on investments..........       35,672         3,323        87,323        30,527
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................      470,126       265,197      (543,294)      467,105
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      446,818       255,563      (553,817)      468,682
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    5,089,897     3,487,235     7,249,376     6,715,921
    Policyowners' surrenders.........................      (95,060)      (12,836)     (287,672)      (22,108)
    Policyowners' annuity and death benefits.........           --            --        (5,266)           --
    Net transfers from (to) Fixed Account............      767,890       381,569     1,346,653       585,804
    Transfers between Investment Divisions...........    1,197,910       246,929       447,991       446,667
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,960,637     4,102,897     8,751,082     7,726,284
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,340)         (395)       (1,777)         (670)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    7,405,115     4,358,065     8,195,488     8,194,296
NET ASSETS:
    Beginning of period..............................    4,358,065            --     8,194,296            --
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $11,763,180   $ 4,358,065   $16,389,784   $ 8,194,296
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
       2004         2003(b)        2004         2003(b)        2004        2003(b)        2004         2003(b)
    ------------------------------------------------------------------------------------------------------------
    $   (49,610)  $    33,732   $   (82,533)  $    16,252   $   (83,225)  $  (18,715)  $   (52,908)  $   (14,763)
         32,036         2,148        42,480         1,536        43,089        8,458        36,462         9,907
             --            --            --            --            --           --            --            --
        264,055       269,166       117,781       406,307      (572,012)     401,277       116,943       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
        246,481       305,046        77,728       424,095      (612,148)     391,020       100,497       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      4,115,858     2,939,211     7,144,355     4,252,337     6,500,517    5,659,004     4,238,661     3,453,771
       (120,980)      (20,244)     (195,385)      (12,409)     (120,549)     (26,883)     (109,740)      (22,215)
        (26,283)           --        (5,652)           --       (32,035)          --            --            --
        925,279       494,253     1,301,268       786,074     1,293,640      760,252       772,187       385,802
        100,886       235,857     1,420,940       257,778       (32,036)     332,119       139,814       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      4,994,760     3,649,077     9,665,526     5,283,780     7,609,537    6,724,492     5,040,922     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,297)         (625)       (1,089)         (878)         (352)        (758)       (1,675)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      5,239,944     3,953,498     9,742,165     5,706,997     6,997,037    7,114,754     5,139,744     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $ 9,193,442   $ 3,953,498   $15,449,162   $ 5,706,997   $14,111,791   $7,114,754   $ 9,378,340   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========

         FIDELITY(R) VIP             FIDELITY(R) VIP            FIDELITY(R) VIP           JANUS ASPEN SERIES
         CONTRAFUND(R)--             EQUITY-INCOME--               MID CAP--                  BALANCED--
         SERVICE CLASS 2             SERVICE CLASS 2            SERVICE CLASS 2             SERVICE SHARES
    -------------------------   -------------------------   ------------------------   -------------------------
       2004         2003(b)        2004         2003(b)        2004        2003(c)        2004         2003(b)
    ------------------------------------------------------------------------------------------------------------
    $  (204,577)  $   (62,633)  $    93,246   $   (54,055)  $  (124,345)  $   (9,128)  $    25,097   $   128,799
         30,926         7,697        45,332         9,678        43,234        5,852        39,716         5,656
             --            --        83,974            --            --           --            --            --
      2,042,552     1,333,185       545,385     1,500,408       936,374      297,094       278,016       917,096
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,868,901     1,278,249       767,937     1,456,031       855,263      293,818       342,829     1,051,551
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     22,582,794    14,442,367    19,785,674    13,722,795    13,012,526    1,861,787    18,465,393    20,254,818
       (421,605)      (72,874)     (550,784)      (69,883)     (270,772)     (36,974)     (602,002)     (105,144)
        (26,000)           --       (12,335)       (8,028)      (32,787)          --       (39,021)           --
      4,492,780     2,527,803     3,297,377     1,661,505     2,123,787      316,111     4,001,303     3,134,124
      2,111,447     1,042,665     2,041,819       488,394    10,077,756    2,629,850       595,909       302,659
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     28,739,416    17,939,961    24,561,751    15,794,783    24,910,510    4,770,774    22,421,582    23,586,457
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (8,559)       (2,511)       (4,797)       (3,060)       (4,033)        (398)       (3,795)       (2,405)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     30,599,758    19,215,699    25,324,891    17,247,754    25,761,740    5,064,194    22,760,616    24,635,603
     19,215,699            --    17,247,754            --     5,064,194           --    24,635,603            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $49,815,457   $19,215,699   $42,572,645   $17,247,754   $30,825,934   $5,064,194   $47,396,219   $24,635,603
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                          JANUS ASPEN SERIES         MFS(R) INVESTORS
                                                          WORLDWIDE GROWTH--          TRUST SERIES--
                                                            SERVICE SHARES             SERVICE CLASS
                                                       ------------------------   -----------------------
                                                          2004        2003(b)        2004       2003(b)
                                                       --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,607)  $   (9,168)  $   (4,743)  $   (4,088)
    Net realized gain (loss) on investments..........       48,098        5,488       11,854        2,765
    Realized gain distribution received..............           --           --           --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (704,847)     552,083       18,745       69,400
                                                       -----------   ----------   ----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................     (690,356)     548,403       25,856       68,077
                                                       -----------   ----------   ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    6,253,005    5,688,873    1,039,168      840,705
    Policyowners' surrenders.........................     (217,852)     (25,856)     (39,663)      (2,718)
    Policyowners' annuity and death benefits.........         (910)          --       (5,251)          --
    Net transfers from (to) Fixed Account............    1,226,360      756,492      193,115      177,860
    Transfers between Investment Divisions...........      706,113      203,774      (11,026)      35,184
                                                       -----------   ----------   ----------   ----------
      Net contributions and (withdrawals)............    7,966,716    6,623,283    1,176,343    1,051,031
                                                       -----------   ----------   ----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (326)      (1,192)        (253)        (151)
                                                       -----------   ----------   ----------   ----------
        Increase (decrease) in net assets............    7,276,034    7,170,494    1,201,946    1,118,957
NET ASSETS:
    Beginning of period..............................    7,170,494           --    1,118,957           --
                                                       -----------   ----------   ----------   ----------
    End of period....................................  $14,446,528   $7,170,494   $2,320,903   $1,118,957
                                                       ===========   ==========   ==========   ==========

                                                            VAN KAMPEN UIF         VICTORY VIF
                                                               EMERGING            DIVERSIFIED
                                                           MARKETS EQUITY--          STOCK--
                                                               CLASS II           CLASS A SHARES
                                                       ------------------------   --------------
                                                          2004        2003(b)        2004(e)
                                                       -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,478)  $   (6,522)    $     (809)
    Net realized gain (loss) on investments..........      189,995       30,499            549
    Realized gain distribution received..............           --           --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (697,739)     234,981         23,097
                                                       -----------   ----------     ----------
      Net increase (decrease) in net assets resulting
        from operations..............................     (551,222)     258,958         22,837
                                                       -----------   ----------     ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,625,933    1,877,349        463,760
    Policyowners' surrenders.........................      (76,858)      (5,182)        (1,853)
    Policyowners' annuity and death benefits.........           --           --             --
    Net transfers from (to) Fixed Account............      541,906      149,329         25,577
    Transfers between Investment Divisions...........      547,461      591,097        616,903
                                                       -----------   ----------     ----------
      Net contributions and (withdrawals)............    5,638,442    2,612,593      1,104,387
                                                       -----------   ----------     ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (117)        (392)           (14)
                                                       -----------   ----------     ----------
        Increase (decrease) in net assets............    5,087,103    2,871,159      1,127,210
NET ASSETS:
    Beginning of period..............................    2,871,159           --             --
                                                       -----------   ----------     ----------
    End of period....................................  $ 7,958,262   $2,871,159     $1,127,210
                                                       ===========   ==========     ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through June 30,
    2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        NEUBERGER BERMAN
            MFS(R)                   MFS(R)                AMT MID-CAP
       RESEARCH SERIES--       UTILITIES SERIES--           GROWTH--            T. ROWE PRICE EQUITY
         SERVICE CLASS            SERVICE CLASS              CLASS S            INCOME PORTFOLIO--II
    -----------------------   ---------------------   ---------------------   -------------------------
       2004       2003(b)      2004(d)     2003(b)       2004      2003(b)       2004         2003(b)
    ---------------------------------------------------------------------------------------------------
    $    4,641   $   (6,664)  $     (682)  $   (295)  $   (8,445)  $ (1,867)  $   (35,099)  $    28,151
        16,071          890        2,968          4       28,155        231       (99,722)      (11,111)
            --           --           --         --           --         --       146,579            --
        74,078      119,316       57,533     11,177      120,675     27,641     1,050,400     1,323,740
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
        94,790      113,542       59,819     10,886      140,385     26,005     1,062,158     1,340,780
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
     1,011,520    1,261,053      836,957    137,548    1,663,342    208,242    21,285,960    13,752,482
       (31,158)      (2,817)     (41,937)        --       (7,721)    (2,463)     (618,662)      (69,148)
            --           --      (27,670)        --           --         --        (8,183)      (22,489)
       303,513      189,489       59,750      9,469      205,108    262,967     3,640,107     1,917,938
        64,221      212,793    1,590,156        (17)      34,689     23,747     2,213,784       911,110
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
     1,348,096    1,660,518    2,417,256    147,000    1,895,418    492,493    26,513,006    16,489,893
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
          (621)        (252)         (74)       (14)        (384)       (50)       (5,000)       18,413
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
     1,442,265    1,773,808    2,477,001    157,872    2,035,419    518,448    27,570,164    17,849,086
     1,773,808           --      157,872         --      518,448         --    17,849,086            --
    ----------   ----------   ----------   --------   ----------   --------   -----------   -----------
    $3,216,073   $1,773,808   $2,634,873   $157,872   $2,553,867   $518,448   $45,419,250   $17,849,086
    ==========   ==========   ==========   ========   ==========   ========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        18,584                   19,003               246,878
Identified cost....................................      $253,066                 $576,434              $246,882


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        10,699                   27,368                   7,001
Identified cost....................................      $100,503                 $700,111                $ 59,126

  Investment activity for the six months ended June 30, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $  3,080                 $  2,579              $109,638
Proceeds from sales................................        35,537                   24,638               103,012


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $  8,267                 $ 11,992                $  6,835
Proceeds from sales................................         3,226                   28,834                   3,454

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         16,250            21,136            19,882             75,697             4,762             4,184             7,523
       $383,459          $230,808          $219,822           $675,907          $ 51,131           $39,688           $63,372

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         15,908            16,304             5,219             5,181             9,744             3,814             4,262
       $300,610          $247,061          $ 56,063          $ 51,470          $149,569           $33,862           $66,348


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  2,336          $ 13,431          $  9,600           $ 28,192          $ 14,757           $ 7,440           $14,417
         18,956            10,194            47,325             98,757             6,216             1,402             3,471

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  3,357          $  5,263          $  2,673          $  5,691          $  2,023           $ 2,912           $ 5,541
         15,246            13,944             2,805             2,605             9,361             3,250             4,949

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       341              58                500               201         24,349
Identified cost...................    $2,694          $  492            $ 4,117           $ 1,414        $45,495

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         154             506               8,983            1,783          4,625
Identified cost...................      $2,122          $7,131            $167,093          $23,119        $40,933


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  419          $  189            $   491           $   157        $ 5,522
Proceeds from sales...............       123              19                150                64          1,849

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $  506          $1,292            $14,937           $10,473        $ 7,914
Proceeds from sales...............         194           1,867              6,541             1,930          6,317

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,587            14,909             9,918            26,425            10,626             1,917             3,022
        $28,734          $349,377          $223,508          $653,096          $436,762           $34,433           $52,151

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $7,419            $ 8,188           $12,783           $ 7,856           $ 4,667           $1,128            $1,903
         6,970             11,896             9,114            48,457            25,378            1,948             2,651

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        2,853                  1,587                  1,181
Identified cost...................................      $39,259                $32,243                $21,658

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        3,732                  3,503                  1,614
Identified cost...................................      $82,130                $34,133                $25,591


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................      $20,545                $18,818                $12,666
Proceeds from sales...............................        1,116                    657                    194

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................      $47,095                $21,659                $14,557
Proceeds from sales...............................          934                    299                    391

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          4,395             2,458             16,119             1,930             1,916             3,929             3,567
        $46,872           $26,794           $153,856           $23,009           $20,853           $36,817           $36,995

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          2,246              853              1,484             1,301            1,078                630              1,960
        $32,978           $8,690            $14,976           $14,331           $9,131            $11,065            $16,523

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $25,991           $15,177           $81,203            $15,384           $13,228           $22,336           $21,876
            931             1,882             4,669                295               201               291               159

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
        $20,255           $5,215            $9,938            $8,090            $5,290             $7,087            $9,419
            876              252               321               536               283                161               733

--------------------------------------------------------------------------------

                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Number of shares..............        2,058              1,832              1,216              1,974                585
Identified cost...............      $46,605            $40,669            $29,682            $46,363            $14,648


                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Purchases.....................      $28,843            $25,178            $25,243            $23,333            $ 8,341
Proceeds from sales...........          202                348                381                799                380

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           141              233              159              156            2,188              910              108
        $2,240           $3,034           $2,569           $2,412          $43,194           $8,448           $1,105

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $1,295           $1,469           $2,443           $2,439          $27,531           $8,118           $1,115
           119              111               24              548              789            2,502               11

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       121              728              210              578
Units Redeemed..............................................    (1,491)          (2,394)          (1,343)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,370)          (1,666)          (1,133)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (18)             (79)             (10)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (18)             (49)              (8)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        55            2,704               77            1,861
Units Redeemed..............................................      (585)          (1,053)            (193)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (530)           1,651             (116)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        44            1,268               56              577
Units Redeemed..............................................      (232)            (287)             (29)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (188)             981               27              547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --               28                1                4
Units Redeemed..............................................        (7)              (8)              (1)              --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (7)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                          MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
       MAINSTAY VP      COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
     CASH MANAGEMENT     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    -----------------   ---------------   --------------   ---------------
     2004     2003(a)   2004     2003     2004     2003     2004     2003
    ----------------------------------------------------------------------
     24,612   16,976     126       286     555    1,318       128      801
    (21,352)  (94,625)  (794)   (1,556)   (401)    (707)   (1,902)  (4,878)
    -------   -------   ----    ------    ----    -----    ------   ------
      3,260   (77,649)  (668)   (1,270)    154      611    (1,774)  (4,077)
    =======   =======   ====    ======    ====    =====    ======   ======
        720    8,111      --         5       7       10         1       61
     (1,121)  (30,445)    (7)      (72)    (10)     (51)      (36)    (186)
    -------   -------   ----    ------    ----    -----    ------   ------
       (401)  (22,334)    (7)      (67)     (3)     (41)      (35)    (125)
    =======   =======   ====    ======    ====    =====    ======   ======
     16,495   38,546      73     1,067     187    2,022        16    3,379
    (17,611)  (55,519)  (155)     (321)   (109)    (171)     (623)  (2,204)
    -------   -------   ----    ------    ----    -----    ------   ------
     (1,116)  (16,973)   (82)      746      78    1,851      (607)   1,175
    =======   =======   ====    ======    ====    =====    ======   ======
     15,058   23,094      25       535     153      715        23    1,547
    (13,435)  (11,450)   (27)      (32)    (33)     (28)     (153)    (771)
    -------   -------   ----    ------    ----    -----    ------   ------
      1,623   11,644      (2)      503     120      687      (130)     776
    =======   =======   ====    ======    ====    =====    ======   ======
      1,678    2,390       3        20       7       14        33       47
       (888)    (469)     --        --      --       --        (1)     (15)
    -------   -------   ----    ------    ----    -----    ------   ------
        790    1,921       3        20       7       14        32       32
    =======   =======   ====    ======    ====    =====    ======   ======
      8,198    7,586      --        --      --       --        --       --
     (5,329)  (4,699)     --        --      --       --        --       --
    -------   -------   ----    ------    ----    -----    ------   ------
      2,869    2,887      --        --      --       --        --       --
    =======   =======   ====    ======    ====    =====    ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       341            5,528           514             495
Units Redeemed..............................................    (3,023)          (2,766)          (95)           (199)
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................    (2,682)           2,762           419             296
                                                                ======           ======           ===            ====
SERIES II POLICIES
Units Issued................................................        62              242             9             131
Units Redeemed..............................................       (25)            (122)           (3)           (120)
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................        37              120             6              11
                                                                ======           ======           ===            ====
SERIES III POLICIES
Units Issued................................................       194            5,210           189             712
Units Redeemed..............................................      (824)            (411)          (42)            (83)
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................      (630)           4,799           147             629
                                                                ======           ======           ===            ====
SERIES IV POLICIES
Units Issued................................................        74            2,072            56             219
Units Redeemed..............................................      (157)             (89)           (7)             (8)
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................       (83)           1,983            49             211
                                                                ======           ======           ===            ====
SERIES V POLICIES
Units Issued................................................         3              110            14               4
Units Redeemed..............................................       (68)              (4)           --              --
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................       (65)             106            14               4
                                                                ======           ======           ===            ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ---            ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ===            ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MAINSTAY VP
       MID CAP         MID CAP         MID CAP           S&P 500
       CORE--         GROWTH--         VALUE--           INDEX--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS
    -------------   -------------   --------------   ---------------
    2004    2003    2004    2003    2004     2003     2004     2003
    ----------------------------------------------------------------
     526     585    1,142   2,332    599    1,161       296      707
     (85)   (212)   (234)   (102)   (228)    (338)   (1,172)  (2,167)
     ---    ----    -----   -----   ----    -----    ------   ------
     441     373     908    2,230    371      823      (876)  (1,460)
     ===    ====    =====   =====   ====    =====    ======   ======
       3       8       5       6       5        8        15       24
      --      (1)     (1)     (6)     (6)     (10)      (25)     (47)
     ---    ----    -----   -----   ----    -----    ------   ------
       3       7       4      --      (1)      (2)      (10)     (23)
     ===    ====    =====   =====   ====    =====    ======   ======
     108     641     272    1,364    197    1,215       880    3,350
     (17)    (21)    (54)    (69)    (66)    (118)     (211)    (303)
     ---    ----    -----   -----   ----    -----    ------   ------
      91     620     218    1,295    131    1,097       669    3,047
     ===    ====    =====   =====   ====    =====    ======   ======
      41     253      79     409      78      726       124    1,231
      (9)    (12)    (16)    (16)    (37)     (34)      (38)     (52)
     ---    ----    -----   -----   ----    -----    ------   ------
      32     241      63     393      41      692        86    1,179
     ===    ====    =====   =====   ====    =====    ======   ======
      --       3       1       5       4       15        11       13
      (1)     --      (1)     --      --       --        (2)      --
     ---    ----    -----   -----   ----    -----    ------   ------
      (1)      3      --       5       4       15         9       13
     ===    ====    =====   =====   ====    =====    ======   ======
      --      --      --      --      --       --        --       --
      --      --      --      --      --       --        --       --
     ---    ----    -----   -----   ----    -----    ------   ------
      --      --      --      --      --       --        --       --
     ===    ====    =====   =====   ====    =====    ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003    2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   447    1,825     152       268
Units Redeemed.....................................  (122)    (248)   (681)   (1,327)
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................   325    1,577    (529)   (1,059)
                                                     ====    =====    ====    ======
SERIES II POLICIES
Units Issued.......................................     3        7       2         4
Units Redeemed.....................................    (2)      (2)   (147)      (40)
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................     1        5    (145)      (36)
                                                     ====    =====    ====    ======
SERIES III POLICIES
Units Issued.......................................   101    1,184      84     1,241
Units Redeemed.....................................   (52)     (87)    (87)     (135)
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................    49    1,097      (3)    1,106
                                                     ====    =====    ====    ======
SERIES IV POLICIES
Units Issued.......................................    32      504      39       435
Units Redeemed.....................................   (17)     (21)    (18)      (24)
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................    15      483      21       411
                                                     ====    =====    ====    ======
SERIES V POLICIES
Units Issued.......................................     1        9       4        26
Units Redeemed.....................................    (1)      --      (1)       (1)
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................    --        9       3        25
                                                     ====    =====    ====    ======
SERIES VI POLICIES
Units Issued.......................................    --       --      --        --
Units Redeemed.....................................    --       --      --        --
                                                     ----    -----    ----    ------
  Net Increase (Decrease)..........................    --       --      --        --
                                                     ====    =====    ====    ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
                       MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
     MAINSTAY VP    AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
       VALUE--      INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -----------------   ---------------   ---------------
    2004    2003     2004      2003     2004     2003      2004     2003
    ---------------------------------------------------------------------
    172       451     123        221     314       301       71      176
    (546)  (1,053)   (167)    (1,308)   (135)   (1,208)    (533)    (733)
    ----   ------    ----     ------    ----    ------     ----     ----
    (374)    (602)    (44)    (1,087)    179      (907)    (462)    (557)
    ====   ======    ====     ======    ====    ======     ====     ====
     --        10      --         10       4         3        1       13
     (9)      (15)     (2)        (5)     (3)       (4)     (13)      (9)
    ----   ------    ----     ------    ----    ------     ----     ----
     (9)       (5)     (2)         5       1        (1)     (12)       4
    ====   ======    ====     ======    ====    ======     ====     ====
    119     1,046     115        488     158       540       34      989
    (116)    (141)    (48)       (68)    (43)      (53)    (234)    (142)
    ----   ------    ----     ------    ----    ------     ----     ----
      3       905      67        420     115       487     (200)     847
    ====   ======    ====     ======    ====    ======     ====     ====
     44       685      19        132      25       194       41      235
    (30)      (43)     (7)        (2)     (5)      (14)      (5)     (14)
    ----   ------    ----     ------    ----    ------     ----     ----
     14       642      12        130      20       180       36      221
    ====   ======    ====     ======    ====    ======     ====     ====
     --        16       3         --      18         3       --        4
     (1)       --      --         --      --        --       --       --
    ----   ------    ----     ------    ----    ------     ----     ----
     (1)       16       3         --      18         3       --        4
    ====   ======    ====     ======    ====    ======     ====     ====
     --        --      --         --      --        --       --       --
     --        --      --         --      --        --       --       --
    ----   ------    ----     ------    ----    ------     ----     ----
     --        --      --         --      --        --       --       --
    ====   ======    ====     ======    ====    ======     ====     ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      57        581         204          338
Units Redeemed.....................................     (91)      (380)       (269)        (536)
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................     (34)       201         (65)        (198)
                                                        ===       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................       1         12           4            6
Units Redeemed.....................................      (5)        (3)         (9)         (34)
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................      (4)         9          (5)         (28)
                                                        ===       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      41        455         330          778
Units Redeemed.....................................     (32)       (18)        (71)        (212)
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................       9        437         259          566
                                                        ===       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      11         92          15          135
Units Redeemed.....................................      (2)        (2)         (4)          (6)
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................       9         90          11          129
                                                        ===       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                        ===       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                        ---       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                        ===       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---      --      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===      ==      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---      --      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===      ==      ==
     28       68       7      16       31      125       7      51
    (10)     (14)     --      (1)     (12)     (32)     (6)     (8)
    ---      ---     ----     --      ---      ---      --      --
     18       54       7      15       19       93       1      43
    ===      ===     ====     ==      ===      ===      ==      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---      --      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===      ==      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---      --      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===      ==      ==
     13       12       7       3       20       12       8       7
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---      --      --
     13       12       7       3       20       12       8       7
    ===      ===     ====     ==      ===      ===      ==      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................   91      155        201       1,387
Units Redeemed.....................................  (56)    (127)       (78)       (175)
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................   35       28        123       1,212
                                                     ===     ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    3        2          1           4
Units Redeemed.....................................   --       (3)        (6)         (9)
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (5)         (5)
                                                     ===     ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  159      502         17         963
Units Redeemed.....................................  (34)     (31)      (119)       (106)
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................  125      471       (102)        857
                                                     ===     ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  112      175         34         162
Units Redeemed.....................................   (5)      (3)        (5)         (6)
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................  107      172         29         156
                                                     ===     ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   44        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................   44        5         --           2
                                                     ===     ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................   54       43         --          --
Units Redeemed.....................................   (1)      --         --          --
                                                     ---     ----       ----       -----
  Net Increase (Decrease)..........................   53       43         --          --
                                                     ===     ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
    2004     2003     2004     2003      2004     2003     2004     2003
    ---------------------------------------------------------------------
     413       678     476       645       243      662      163      419
    (650)   (1,200)   (546)   (1,014)   (2,094)  (3,784)  (1,387)  (3,175)
    ----    ------    ----    ------    ------   ------   ------   ------
    (237)     (522)    (70)     (369)   (1,851)  (3,122)  (1,224)  (2,756)
    ====    ======    ====    ======    ======   ======   ======   ======
      10        14      51        14         2       18        2        5
     (13)       (6)    (14)       (7)      (49)     (37)     (12)     (23)
    ----    ------    ----    ------    ------   ------   ------   ------
      (3)        8      37         7       (47)     (19)     (10)     (18)
    ====    ======    ====    ======    ======   ======   ======   ======
     274     2,104     201     1,194       164    2,516       45    1,043
    (122)     (247)   (107)     (198)     (603)    (633)    (270)    (370)
    ----    ------    ----    ------    ------   ------   ------   ------
     152     1,857      94       996      (439)   1,883     (225)     673
    ====    ======    ====    ======    ======   ======   ======   ======
      86       682      72       526        75    1,225       28      414
     (25)      (37)    (25)      (23)     (110)     (77)     (58)     (22)
    ----    ------    ----    ------    ------   ------   ------   ------
      61       645      47       503       (35)   1,148      (30)     392
    ====    ======    ====    ======    ======   ======   ======   ======
       5        27      20        27         8       47        5        7
      (1)       (1)     (1)       (1)       (1)      (8)      --       --
    ----    ------    ----    ------    ------   ------   ------   ------
       4        26      19        26         7       39        5        7
    ====    ======    ====    ======    ======   ======   ======   ======
      --        --      --        --        --       --       --       --
      --        --      --        --        --       --       --       --
    ----    ------    ----    ------    ------   ------   ------   ------
      --        --      --        --        --       --       --       --
    ====    ======    ====    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     30       90      46     101       17        57
Units Redeemed.....................................   (139)    (343)   (148)   (429)      (2)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (109)    (253)   (102)   (328)      15        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................      1        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (4)     (5)      (1)       (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --        4      (4)     (4)      (1)        1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     29      145      52     206       26        82
Units Redeemed.....................................    (12)     (63)    (51)    (77)     (10)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     17       82       1     129       16        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      5       71       9      64       --         4
Units Redeemed.....................................     (3)      (2)     (6)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      2       69       3      62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        1         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        1         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                             VAN KAMPEN
    NEUBERGER BERMAN                                            UIF
       AMT MID-CAP      T. ROWE PRICE       VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME      WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO       HARD ASSETS         CLASS I
    -----------------   --------------   --------------   ----------------
     2004      2003     2004     2003    2004   2003(a)   2004      2003
    ----------------------------------------------------------------------
       13       279      741    1,172    205      183      249       233
      (83)      (17)    (353)    (603)   (34)     (92)    (139)     (285)
      ---       ---     ----    -----    ---      ---     ----      ----
      (70)      262      388      569    171       91      110       (52)
      ===       ===     ====    =====    ===      ===     ====      ====
        2         6        8       33      2       11       11        74
       (3)       (2)     (26)     (13)    (1)      (2)     (81)       (3)
      ---       ---     ----    -----    ---      ---     ----      ----
       (1)        4      (18)      20      1        9      (70)       71
      ===       ===     ====    =====    ===      ===     ====      ====
       23       212      325    1,439    280      227       80       238
      (14)      (19)    (136)    (218)   (11)     (27)     (23)      (29)
      ---       ---     ----    -----    ---      ---     ----      ----
        9       193      189    1,221    269      200       57       209
      ===       ===     ====    =====    ===      ===     ====      ====
       --        36       95      690    154       84       30        55
       (1)       (1)     (29)     (26)    (3)      (2)      (2)       (3)
      ---       ---     ----    -----    ---      ---     ----      ----
       (1)       35       66      664    151       82       28        52
      ===       ===     ====    =====    ===      ===     ====      ====
        1         7       10       32     11        4        3         1
       --        --       (1)      (1)    --       --       --        --
      ---       ---     ----    -----    ---      ---     ----      ----
        1         7        9       31     11        4        3         1
      ===       ===     ====    =====    ===      ===     ====      ====
       --        --       --       --     66       26       --        --
       --        --       --       --     (1)      --       --        --
      ---       ---     ----    -----    ---      ---     ----      ----
       --        --       --       --     65       26       --        --
      ===       ===     ====    =====    ===      ===     ====      ====

--------------------------------------------------------------------------------



                                                                                                      MAINSTAY VP
                                                                     MAINSTAY VP                        CAPITAL
                                                                        BOND--                       APPRECIATION--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2004           2003(b)           2004           2003(b)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    268              318             256              250
Units Redeemed..............................................     (8)             (22)             (7)              (2)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    260              296             249              248
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................     --               --              --               --
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     --               --              --               --
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    826              644             614              475
Units Redeemed..............................................    (17)              (4)             (9)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    809              640             605              474
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    633              602             361              407
Units Redeemed..............................................    (22)             (10)             (9)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    611              592             352              406
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     48               43              21                8
Units Redeemed..............................................     (1)              (2)             --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     47               41              21                8
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    294              339             390              198
Units Redeemed..............................................    (51)              (1)             (1)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    243              338             389              197
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                           MAINSTAY VP
      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        HIGH YIELD
     COMMON STOCK--   CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--
     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS      SERVICE CLASS
     --------------   --------------   --------------   -----------------
     2004   2003(b)   2004   2003(b)   2004   2003(b)    2004    2003(b)
     --------------------------------------------------------------------
     158      162     352      348     190      289       905       929
      (4)      --      (9)      (1)    (10)     (17)      (26)       (9)
     ---      ---     ---      ---     ---      ---     -----     -----
     154      162     343      347     180      272       879       920
     ===      ===     ===      ===     ===      ===     =====     =====
      --       --      --       --      --       --        --        --
      --       --      --       --      --       --        --        --
     ---      ---     ---      ---     ---      ---     -----     -----
      --       --      --       --      --       --        --        --
     ===      ===     ===      ===     ===      ===     =====     =====
     419      274     827      709     537      433     2,785     2,521
      (5)      (1)    (33)      (2)    (11)     (11)     (119)      (26)
     ---      ---     ---      ---     ---      ---     -----     -----
     414      273     794      707     526      422     2,666     2,495
     ===      ===     ===      ===     ===      ===     =====     =====
     353      294     708      649     458      435     2,073     2,234
     (10)      (1)    (16)      (5)    (23)     (10)     (141)      (10)
     ---      ---     ---      ---     ---      ---     -----     -----
     343      293     692      644     435      425     1,932     2,224
     ===      ===     ===      ===     ===      ===     =====     =====
      14        4      51       49      42       43       266       256
      --       (1)     --       --      --       --       (81)       (1)
     ---      ---     ---      ---     ---      ---     -----     -----
      14        3      51       49      42       43       185       255
     ===      ===     ===      ===     ===      ===     =====     =====
     168      130     415      317     220      186     1,016       811
      --       --      (7)      (1)    (29)      (1)      (35)       (2)
     ---      ---     ---      ---     ---      ---     -----     -----
     168      130     408      316     191      185       981       809
     ===      ===     ===      ===     ===      ===     =====     =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                INTERNATIONAL EQUITY--               MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2004           2003(b)           2004           2003(b)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    163              114             165              126
Units Redeemed..............................................     (2)              --              (4)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    161              114             161              125
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................     --               --              --               --
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     --               --              --               --
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    531              255             424              237
Units Redeemed..............................................     (9)              (1)             (7)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    522              254             417              237
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    418              247             274              229
Units Redeemed..............................................     (6)              (1)             (8)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    412              246             266              228
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17                7              23               16
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17                7              23               16
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    182              121             222              113
Units Redeemed..............................................     (3)              --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    179              121             221              113
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MainStay VP        MainStay VP        MainStay VP        MAINSTAY VP
     Mid Cap Growth--   Mid Cap Value--    S&P 500 Index--   SMALL CAP GROWTH--
      Service Class      Service Class      Service Class      SERVICE CLASS
     ----------------   ----------------   ---------------   ------------------
     2004    2003(b)    2004    2003(b)    2004    2003(b)    2004     2003(b)
     --------------------------------------------------------------------------
      264      198       223      208       622       609      240       194
       (6)      (1)       (7)      (1)      (18)       (3)      (7)       (2)
      ---      ---       ---      ---      -----    -----      ---       ---
      258      197       216      207       604       606      233       192
      ===      ===       ===      ===      =====    =====      ===       ===
       --       --        --       --        --        --       --        --
       --       --        --       --        --        --       --        --
      ---      ---       ---      ---      -----    -----      ---       ---
       --       --        --       --        --        --       --        --
      ===      ===       ===      ===      =====    =====      ===       ===
      698      434       782      559      1,692    1,219      610       385
      (11)      (1)      (12)     (10)      (25)       (4)     (11)       (1)
      ---      ---       ---      ---      -----    -----      ---       ---
      687      433       770      549      1,667    1,215      599       384
      ===      ===       ===      ===      =====    =====      ===       ===
      516      433       553      445      1,221    1,040      472       356
       (9)      (1)      (11)      (3)      (32)       (2)     (11)       (3)
      ---      ---       ---      ---      -----    -----      ---       ---
      507      432       542      442      1,189    1,038      461       353
      ===      ===       ===      ===      =====    =====      ===       ===
       34       16        28       11        55       121       36         8
       --       --        --       --        (8)       (1)      --        --
      ---      ---       ---      ---      -----    -----      ---       ---
       34       16        28       11        47       120       36         8
      ===      ===       ===      ===      =====    =====      ===       ===
      332      245       295      219       585       417      430       180
       (5)      (1)       (4)      (1)      (15)       (3)      (3)       --
      ---      ---       ---      ---      -----    -----      ---       ---
      327      244       291      218       570       414      427       180
      ===      ===       ===      ===      =====    =====      ===       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2004           2003(b)           2004           2003(b)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    208              172             258              224
Units Redeemed..............................................    (10)              (1)             (6)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    198              171             252              223
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................     --               --              --               --
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     --               --              --               --
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    578              401             668              442
Units Redeemed..............................................    (10)              (2)            (14)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    568              399             654              441
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    323              300             461              393
Units Redeemed..............................................     (9)              (1)             (9)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    314              299             452              392
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     22               15              24               14
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     22               15              24               14
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    225              207             285              185
Units Redeemed..............................................     (8)              (2)             (7)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    217              205             278              185
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET           MAINSTAY VP
      AMERICAN CENTURY     DREYFUS LARGE     MANAGEMENT GROWTH        LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--         EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
     ------------------   ----------------   ------------------   --------------------
      2004     2003(b)    2004    2003(b)     2004     2003(b)     2004      2003(b)
     ---------------------------------------------------------------------------------
       65         45       107       73         69        74          61        56
       (1)        --        (7)      --         (1)       --          (1)       (1)
      ---        ---       ---      ---        ---       ---         ---       ---
       64         45       100       73         68        74          60        55
      ===        ===       ===      ===        ===       ===         ===       ===
       --         --        --       --         --        --          --        --
       --         --        --       --         --        --          --        --
      ---        ---       ---      ---        ---       ---         ---       ---
       --         --        --       --         --        --          --        --
      ===        ===       ===      ===        ===       ===         ===       ===
      136        127       306      160        325       248         164       127
       (4)        (1)       (4)      --         (5)       (1)         (4)       --
      ---        ---       ---      ---        ---       ---         ---       ---
      132        126       302      160        320       247         160       127
      ===        ===       ===      ===        ===       ===         ===       ===
      153        124       210      181        219       202         139       118
       (5)        (1)       (4)      --         (4)       (1)         (3)       (1)
      ---        ---       ---      ---        ---       ---         ---       ---
      148        123       206      181        215       201         136       117
      ===        ===       ===      ===        ===       ===         ===       ===
       11          2        21       12         10         6           6         6
       --         --        (1)      --         --        --          --        --
      ---        ---       ---      ---        ---       ---         ---       ---
       11          2        20       12         10         6           6         6
      ===        ===       ===      ===        ===       ===         ===       ===
       86         53       211       80        113       114          82        61
       (4)        --        (2)      --        (26)       --         (10)       --
      ---        ---       ---      ---        ---       ---         ---       ---
       82         53       209       80         87       114          72        61
      ===        ===       ===      ===        ===       ===         ===       ===

--------------------------------------------------------------------------------



                                                                    ALGER AMERICAN               DREYFUS IP TECHNOLOGY
                                                                SMALL CAPITALIZATION--                  GROWTH--
                                                                    CLASS S SHARES                   SERVICE SHARES
                                                                ----------------------           ----------------------
                                                                2004           2003(b)           2004           2003(b)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     91               55             121              105
Units Redeemed..............................................     (1)              --              (7)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     90               55             114              104
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................     --               --              --               --
Units Redeemed..............................................     --               --              --               --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     --               --              --               --
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    190              130             329              248
Units Redeemed..............................................     (2)              --              (8)              (1)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................    188              130             321              247
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    167              132             188              230
Units Redeemed..............................................     (4)              --              (7)              --
                                                                ---              ---             ---              ---
  Net increase (decrease)...................................    163              132             181              230
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................      9                2              11                9
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      9                2              10                9
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................     93               41             127              112
Units Redeemed..............................................     --               --              (6)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     93               41             121              112
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     FIDELITY(R) VIP    FIDELITY(R) VIP      FIDELITY(R)         JANUS ASPEN
     CONTRAFUND(R)--    EQUITY-INCOME--     VIP MID CAP--     SERIES BALANCED--
     SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2      SERVICE SHARES
     ----------------   ----------------   ----------------   ------------------
     2004    2003(b)    2004    2003(b)    2004    2003(c)     2004     2003(b)
     ---------------------------------------------------------------------------
      319      321       324      253       774      199       321        413
       (8)      (3)       (6)      (2)      (14)      --        (8)        (3)
      ---      ---       ---      ---       ---      ---       ---        ---
      311      318       318      251       760      199       313        410
      ===      ===       ===      ===       ===      ===       ===        ===
       --       --        --       --         8       --        --         --
       --       --        --       --        --       --        --         --
      ---      ---       ---      ---       ---      ---       ---        ---
       --       --        --       --         8       --        --         --
      ===      ===       ===      ===       ===      ===       ===        ===
      849      617       750      505       679      110       724        781
      (10)      (1)      (12)      (1)       (5)      (3)      (24)        (2)
      ---      ---       ---      ---       ---      ---       ---        ---
      839      616       738      504       674      107       700        779
      ===      ===       ===      ===       ===      ===       ===        ===
      759      469       625      424       424       95       741        726
      (12)      (2)      (16)      (3)       (6)      --       (17)        (4)
      ---      ---       ---      ---       ---      ---       ---        ---
      747      467       609      421       418       95       724        722
      ===      ===       ===      ===       ===      ===       ===        ===
       67       29        97       71        43        4        67         42
       (1)      (1)       (9)      --        --       --       (22)        --
      ---      ---       ---      ---       ---      ---       ---        ---
       66       28        88       71        43        4        45         42
      ===      ===       ===      ===       ===      ===       ===        ===
      452      219       375      261       243       44       344        388
       (6)      --        (7)      (1)       (1)      --       (10)        (1)
      ---      ---       ---      ---       ---      ---       ---        ---
      446      219       368      260       242       44       334        387
      ===      ===       ===      ===       ===      ===       ===        ===

--------------------------------------------------------------------------------



                                                                  JANUS ASPEN SERIES                MFS(R) INVESTORS
                                                                  WORLDWIDE GROWTH--                 TRUST SERIES--
                                                                    SERVICE SHARES                   SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2004           2003(b)           2004           2003(b)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    116              122              37              12
Units Redeemed..............................................     (4)              (1)             (1)             --
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................    112              121              36              12
                                                                ===              ===              ==              ==
SERIES II POLICIES
Units Issued................................................     --               --              --              --
Units Redeemed..............................................     --               --              --              --
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................     --               --              --              --
                                                                ===              ===              ==              ==
SERIES III POLICIES
Units Issued................................................    273              223              28              32
Units Redeemed..............................................     (8)              --              --              (3)
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................    265              223              28              29
                                                                ===              ===              ==              ==
SERIES IV POLICIES
Units Issued................................................    192              196              33              43
Units Redeemed..............................................    (11)              (1)             (2)             --
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................    181              195              31              43
                                                                ===              ===              ==              ==
SERIES V POLICIES
Units Issued................................................     27                2              --               1
Units Redeemed..............................................     (1)              --              --              --
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................     26                2              --               1
                                                                ===              ===              ==              ==
SERIES VI POLICIES
Units Issued................................................    108               88              16              17
Units Redeemed..............................................     (2)              --              (4)             --
                                                                ---              ---              --              --
  Net Increase (Decrease)...................................    106               88              12              17
                                                                ===              ===              ==              ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                NEUBERGER BERMAN
           MFS(R)               MFS(R)            AMT MID-CAP      T. ROWE PRICE
     RESEARCH SERIES--    UTILITIES SERIES--        GROWTH--       EQUITY INCOME
       SERVICE CLASS         SERVICE CLASS          CLASS S        PORTFOLIO--II
     ------------------   -------------------   ----------------   --------------
      2004     2003(b)    2004(d)    2003(b)    2004    2003(b)    2004   2003(b)
     ----------------------------------------------------------------------------
       23        35          64         --        25        1      263      228
       (1)       --          (4)        --        --       --      (10)      (4)
       --        --          --         --       ---       --      ---      ---
       22        35          60         --        25        1      253      224
       ==        ==          ==         ==       ===       ==      ===      ===
       --        --          --         --        --       --       --       --
       --        --          --         --        --       --       --       --
       --        --          --         --       ---       --      ---      ---
       --        --          --         --        --       --       --       --
       ==        ==          ==         ==       ===       ==      ===      ===
       43        58          99          7        41       10      855      519
       (1)       --          --         --        --       --      (13)      (1)
       --        --          --         --       ---       --      ---      ---
       42        58          99          7        41       10      842      518
       ==        ==          ==         ==       ===       ==      ===      ===
       37        43          29          5        26       24      793      481
       --        --          (2)        --        --       --      (22)      (3)
       --        --          --         --       ---       --      ---      ---
       37        43          27          5        26       24      771      478
       ==        ==          ==         ==       ===       ==      ===      ===
       --         1           4          1        13        7      108       85
       --        --          --         --        --       --       (8)      (1)
       --        --          --         --       ---       --      ---      ---
       --         1           4          1        13        7      100       84
       ==        ==          ==         ==       ===       ==      ===      ===
       19        25          19         --       103        5      369      292
       --        --          --         --       (39)      --       (9)      --
       --        --          --         --       ---       --      ---      ---
       19        25          19         --        64        5      360      292
       ==        ==          ==         ==       ===       ==      ===      ===

--------------------------------------------------------------------------------



                                                                    VAN KAMPEN UIF                VICTORY VIF
                                                                       EMERGING                   DIVERSIFIED
                                                                   MARKETS EQUITY--                 STOCK--
                                                                       CLASS II                  CLASS A SHARES
                                                                ----------------------           --------------
                                                                2004           2003(b)              2004(e)
                                                                -----------------------------------------------
SERIES I POLICIES
Units Issued................................................     54               31                   36
Units Redeemed..............................................     (3)              --                   --
                                                                ---              ---                   --
  Net Increase (Decrease)...................................     51               31                   36
                                                                ===              ===                   ==
SERIES II POLICIES
Units Issued................................................     --               --                   --
Units Redeemed..............................................     --               --                   --
                                                                ---              ---                   --
  Net Increase (Decrease)...................................     --               --                   --
                                                                ===              ===                   ==
SERIES III POLICIES
Units Issued................................................    149              108                   28
Units Redeemed..............................................    (36)              --                   --
                                                                ---              ---                   --
  Net Increase (Decrease)...................................    113              108                   28
                                                                ===              ===                   ==
SERIES IV POLICIES
Units Issued................................................    135               53                   25
Units Redeemed..............................................     (1)              --                   --
                                                                ---              ---                   --
  Net increase (decrease)...................................    134               53                   25
                                                                ===              ===                   ==
SERIES V POLICIES
Units Issued................................................      4               --                   --
Units Redeemed..............................................     --               --                   --
                                                                ---              ---                   --
  Net Increase (Decrease)...................................      4               --                   --
                                                                ===              ===                   ==
SERIES VI POLICIES
Units Issued................................................    101               22                   18
Units Redeemed..............................................     (1)              --                   --
                                                                ---              ---                   --
  Net Increase (Decrease)...................................    100               22                   18
                                                                ===              ===                   ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through June 30,
    2004.

--------------------------------------------------------------------------------


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2004 and December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                                MAINSTAY VP
                                                                            BOND--INITIAL CLASS
                                                       -------------------------------------------------------------
                                                         2004       2003       2002       2001      2000      1999
                                                       -------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $174,216   $196,827   $216,196   $158,984   $85,728   $82,561
Units Outstanding..................................      11,246     12,616     14,282     11,339     6,588     6,871
Variable Accumulation Unit Value...................    $  15.49   $  15.60   $  15.14   $  14.02   $ 13.01   $ 12.02
Total Return.......................................       (0.7%)      3.1%       8.0%       7.8%      8.3%     (2.9%)
Investment Income Ratio............................          --       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,296   $  1,536   $  2,094   $  1,100   $   167   $    --
Units Outstanding..................................         103        121        170         96        16        --
Variable Accumulation Unit Value...................    $  12.58   $  12.68   $  12.32   $  11.43   $ 10.62   $    --
Total Return.......................................       (0.8%)      2.9%       7.8%       7.6%      6.2%        --
Investment Income Ratio............................          --       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 57,425   $ 64,492   $ 42,745   $  7,920   $   188   $    --
Units Outstanding..................................       4,659      5,189      3,538        706        18        --
Variable Accumulation Unit Value...................    $  12.33   $  12.43   $  12.08   $  11.21   $ 10.43   $    --
Total Return.......................................       (0.8%)      2.9%       7.7%       7.5%      4.3%        --
Investment Income Ratio............................          --       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 15,030   $ 17,219   $  6,150   $     --   $    --   $    --
Units Outstanding..................................       1,364      1,552        571         --        --        --
Variable Accumulation Unit Value...................    $  11.02   $  11.10   $  10.77   $     --   $    --   $    --
Total Return.......................................       (0.7%)      3.0%       7.7%         --        --        --
Investment Income Ratio............................          --       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    356   $    137   $     --   $    --   $    --
Units Outstanding..................................          26         33         13         --        --        --
Variable Accumulation Unit Value...................    $  10.70   $  10.80   $  10.52   $     --   $    --   $    --
Total Return.......................................       (0.9%)      2.6%       5.2%         --        --        --
Investment Income Ratio............................          --       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --         --        --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                    MAINSTAY VP                                            MAINSTAY VP
                        CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ---------------------------------------------------------------   -----------------------------------------
            2004       2003       2002       2001       2000       1999       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $360,820   $377,779   $330,249   $553,783   $748,887   $657,329   $167,325   $163,925   $263,444   $260,067
            22,107     23,240     25,441     29,099     29,793     23,024    133,695    130,435    208,084    205,310
          $  16.32   $  16.26   $  12.98   $  19.03   $  25.14   $  28.55   $   1.25   $   1.26   $   1.27   $   1.27
              0.4%      25.2%     (31.8%)    (24.3%)    (12.0%)     23.7%      (0.4%)     (0.7%)     (0.1%)      2.4%
                --       0.2%       0.1%       0.1%                             0.6%       0.7%       1.3%       3.6%

          $    934   $    976   $    847   $  1,333   $  1,171   $     --   $  3,363   $  3,796   $ 27,216   $ 16,214
               152        160        174        186        123         --      3,256      3,657     25,991     15,454
          $   6.13   $   6.11   $   4.88   $   7.17   $   9.48   $     --   $   1.03   $   1.04   $   1.05   $   1.05
              0.3%      25.0%     (31.9%)    (24.4%)     (5.2%)        --      (0.5%)     (0.9%)     (0.2%)      2.3%
                --       0.2%       0.1%       0.1%                             0.6%       0.7%       1.4%       3.4%

          $ 25,348   $ 25,919   $ 13,383   $ 11,161   $  1,817   $     --   $ 48,836   $ 50,236   $ 68,335   $ 31,624
             4,535      4,651      3,001      1,704        210         --     47,714     48,830     65,803     30,376
          $   5.59   $   5.57   $   4.46   $   6.55   $   8.67   $     --   $   1.02   $   1.03   $   1.04   $   1.04
              0.3%      25.0%     (31.9%)    (24.5%)    (13.3%)        --      (0.5%)     (0.9%)     (0.3%)      2.1%
                --       0.3%       0.1%       0.2%                             0.6%       0.7%       1.3%       3.0%

          $  9,094   $  8,812   $  2,958   $     --   $     --   $     --   $ 17,970   $ 16,441   $  4,942   $     --
               970        943        396         --         --         --     18,216     16,593      4,949         --
          $   9.38   $   9.34   $   7.46   $     --   $     --   $     --   $   0.99   $   0.99   $   1.00   $     --
              0.4%      25.2%     (25.4%)        --         --         --      (0.4%)     (0.8%)     (0.1%)        --
                --       0.3%       0.5%         --                             0.6%       0.6%       1.1%         --

          $     56   $     60   $     14   $     --   $     --   $     --   $  2,821   $  2,061   $    170   $     --
                 5          5          1         --         --         --      2,881      2,091        170         --
          $  11.49   $  11.47   $   9.20   $     --   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --
              0.2%      24.7%      (8.0%)        --         --         --      (0.6%)     (1.2%)     (0.3%)        --
                --       0.3%       1.1%         --                             0.6%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $  5,684   $  2,868   $     --   $     --
                --         --         --         --         --         --      5,756      2,887         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $   0.99   $   0.99   $     --   $     --
                --         --         --         --         --         --      (0.6%)     (0.7%)        --         --
                --         --         --         --                             0.6%       0.6%         --         --


              MAINSTAY VP
            CASH MANAGEMENT
          -------------------
            2000       1999
          -------------------
          $164,643   $294,243
           133,091    248,786
          $   1.24   $   1.18
              4.6%       3.4%
          $  4,180   $     --
             4,074         --
          $   1.03   $     --
              2.6%         --
          $  2,635   $     --
             2,586         --
          $   1.02   $     --
              1.9%         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --
          $     --   $     --
                --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         COMMON STOCK--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2004       2003       2002       2001       2000       1999
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,388   $278,265   $244,017   $359,198   $419,759   $317,273
Units Outstanding..................................      13,021     13,689     14,959     16,447     15,714     11,321
Variable Accumulation Unit Value...................    $  20.76   $  20.33   $  16.31   $  21.84   $  26.71   $  28.02
Total Return.......................................        2.1%      24.6%     (25.3%)    (18.2%)     (4.7%)     28.2%
Investment Income Ratio............................          --       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,054   $  1,077   $  1,249   $  1,763   $  1,300   $     --
Units Outstanding..................................         145        152        219        230        139         --
Variable Accumulation Unit Value...................    $   7.25   $   7.10   $   5.71   $   7.65   $   9.37   $     --
Total Return.......................................        2.1%      24.4%     (25.4%)    (18.4%)     (6.3%)        --
Investment Income Ratio............................          --       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,647   $ 31,601   $ 21,125   $ 15,827   $  1,542   $     --
Units Outstanding..................................       4,342      4,424      3,678      2,054        163         --
Variable Accumulation Unit Value...................    $   7.29   $   7.14   $   5.74   $   7.70   $   9.44   $     --
Total Return.......................................        2.0%      24.4%     (25.5%)    (18.4%)     (5.6%)        --
Investment Income Ratio............................          --       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,922   $  8,754   $  2,967   $     --   $     --   $     --
Units Outstanding..................................         868        870        367         --         --         --
Variable Accumulation Unit Value...................    $  10.28   $  10.07   $   8.08   $     --   $     --   $     --
Total Return.......................................        2.1%      24.6%     (19.2%)        --         --         --
Investment Income Ratio............................          --       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    285   $    247   $     19   $     --   $     --   $     --
Units Outstanding..................................          25         22          2         --         --         --
Variable Accumulation Unit Value...................    $  11.59   $  11.37   $   9.16   $     --   $     --   $     --
Total Return.......................................        1.9%      24.1%      (8.4%)        --         --         --
Investment Income Ratio............................          --       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                             MAINSTAY VP                                                      MAINSTAY VP
                      CONVERTIBLE--INITIAL CLASS                                       GOVERNMENT--INITIAL CLASS
    --------------------------------------------------------------   -------------------------------------------------------------
      2004       2003       2002       2001       2000      1999       2004       2003       2002       2001      2000      1999
    ------------------------------------------------------------------------------------------------------------------------------
    $172,044   $169,402   $132,023   $144,131   $125,337   $65,034   $141,515   $169,701   $230,480   $115,641   $59,775   $60,001
      10,232     10,078      9,467      9,385      7,873     3,826      9,409     11,183     15,260      8,293     4,508     5,008
    $  16.81   $  16.81   $  13.95   $  15.36   $  15.92   $ 17.00   $  15.04   $  15.17   $  15.10   $  13.94   $ 13.26   $ 11.98
          --      20.5%      (9.2%)     (3.5%)     (6.3%)    40.0%      (0.9%)      0.5%       8.3%       5.1%     10.7%     (3.1%)
          --       2.4%       2.7%       3.8%                              --       3.6%       4.1%       5.4%

    $  1,562   $  1,599   $  1,651   $  1,733   $  1,356   $    --   $  1,513   $  1,957   $  3,456   $  1,420   $   281   $    --
         165        168        209        199        150        --        127        162        287        128        27        --
    $   9.50   $   9.50   $   7.89   $   8.71   $   9.04   $    --   $  11.96   $  12.07   $  12.04   $  11.13   $ 10.60   $    --
          --      20.4%      (9.3%)     (3.7%)     (9.6%)       --      (1.0%)      0.3%       8.2%       5.0%      6.0%        --
          --       2.0%       2.6%       3.9%                              --       2.9%       4.5%       5.5%

    $ 42,155   $ 41,469   $ 20,475   $  9,385   $    703   $    --   $ 52,133   $ 59,899   $ 45,740   $  8,792   $    47   $    --
       4,637      4,559      2,708      1,125         81        --      4,410      5,017      3,842        798         5        --
    $   9.09   $   9.10   $   7.56   $   8.34   $   8.67   $    --   $  11.82   $  11.94   $  11.91   $  11.01   $ 10.49   $    --
       (0.1%)     20.3%      (9.4%)     (3.8%)     (1.3%)       --      (1.0%)      0.3%       8.1%       5.0%      5.0%        --
          --       2.8%       4.0%       7.5%                              --       4.2%       6.0%      10.7%

    $ 13,445   $ 12,094   $  3,675   $     --   $     --   $    --   $ 16,138   $ 17,692   $  9,291   $     --   $    --   $    --
       1,203      1,083        396         --         --        --      1,511      1,641        865         --        --        --
    $  11.17   $  11.17   $   9.27   $     --   $     --   $    --   $  10.68   $  10.78   $  10.74   $     --   $    --   $    --
          --      20.5%      (7.3%)        --         --        --      (0.9%)      0.4%       7.4%         --        --        --
          --       3.0%      11.7%         --                              --       4.4%      13.1%         --

    $    271   $    193   $     13   $     --   $     --   $    --   $    837   $    508   $    168   $     --   $    --   $    --
          22         15          1         --         --        --         80         48         16         --        --        --
    $  12.41   $  12.44   $  10.37   $     --   $     --   $    --   $  10.41   $  10.52   $  10.52   $     --   $    --   $    --
       (0.2%)     20.0%       3.7%         --         --        --      (1.1%)        --       5.2%         --        --        --
          --       4.1%      14.2%         --                              --       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $    --   $     --   $     --   $     --   $     --   $    --   $    --
          --         --         --         --         --        --         --         --         --         --        --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $     --   $     --   $     --   $     --   $    --   $    --
          --         --         --         --         --        --         --         --         --         --        --        --
          --         --         --         --                              --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                                 HIGH YIELD
                                                                        CORPORATE BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2004       2003       2002       2001       2000       1999
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $573,478   $617,551   $417,268   $426,004   $374,764   $400,993
Units Outstanding..................................      27,558     30,240     27,478     28,228     25,693     25,509
Variable Accumulation Unit Value...................    $  20.81   $  20.42   $  15.19   $  15.09   $  14.59   $  15.72
Total Return.......................................        1.9%      34.5%       0.6%       3.4%      (7.2%)     11.3%
Investment Income Ratio............................          --       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,429   $  4,851   $  2,462   $  1,428   $    793   $     --
Units Outstanding..................................         412        375        255        149         85         --
Variable Accumulation Unit Value...................    $  13.19   $  12.95   $   9.65   $   9.60   $   9.29   $     --
Total Return.......................................        1.8%      34.3%       0.5%       3.3%      (7.1%)        --
Investment Income Ratio............................          --       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $112,916   $118,930   $ 43,111   $ 15,118   $    498   $     --
Units Outstanding..................................       8,715      9,345      4,546      1,601         54         --
Variable Accumulation Unit Value...................    $  12.96   $  12.73   $   9.48   $   9.44   $   9.15   $     --
Total Return.......................................        1.8%      34.2%       0.4%       3.2%      (8.5%)        --
Investment Income Ratio............................          --       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 35,427   $ 35,842   $  7,503   $     --   $     --   $     --
Units Outstanding..................................       2,676      2,759        776         --         --         --
Variable Accumulation Unit Value...................    $  13.24   $  12.99   $   9.67   $     --   $     --   $     --
Total Return.......................................        1.9%      34.4%      (3.3%)        --         --         --
Investment Income Ratio............................          --      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    661   $  1,542   $     66   $     --   $     --   $     --
Units Outstanding..................................          47        112          6         --         --         --
Variable Accumulation Unit Value...................    $  13.98   $  13.75   $  10.27   $     --   $     --   $     --
Total Return.......................................        1.7%      33.9%       2.7%         --         --         --
Investment Income Ratio............................          --      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                           MAINSTAY VP                                       MAINSTAY VP
               INTERNATIONAL EQUITY--INITIAL CLASS                   MID CAP CORE--INITIAL CLASS
    ---------------------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      1999      2004      2003      2002      2001
    -------------------------------------------------------------------------------------------------
    $42,296   $34,845   $23,569   $19,878   $23,737   $22,729   $30,412   $24,078   $15,024   $ 6,859
      2,648     2,229     1,933     1,537     1,556     1,204     2,686     2,245     1,872       734
    $ 15.97   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 18.88   $ 11.32   $ 10.73   $  8.03   $  9.35
       2.2%     28.2%     (5.7%)   (15.2%)   (19.2%)    26.3%      5.6%     33.6%    (14.1%)    (6.5%)
         --      2.1%      1.5%      1.4%                            --      0.5%      0.4%      0.4%

    $   495   $   425   $   257   $   254   $   169   $    --   $   214   $   170   $    69   $    --
         51        45        34        32        18        --        18        15         8        --
    $  9.74   $  9.54   $  7.45   $  7.92   $  9.35   $    --   $ 12.21   $ 11.57   $  8.67   $    --
       2.1%     28.0%     (5.9%)   (15.3%)    (6.5%)       --      5.5%     33.4%    (13.3%)       --
         --      0.4%      0.2%      0.6%                            --      0.5%      0.5%        --

    $12,285   $10,625   $ 3,599   $ 1,063   $   111   $    --   $13,282   $11,573   $ 3,510   $   241
      1,257     1,110       481       134        12        --     1,131     1,040       420        25
    $  9.77   $  9.57   $  7.48   $  7.95   $  9.40   $    --   $ 11.74   $ 11.13   $  8.35   $  9.74
       2.1%     27.9%     (5.9%)   (15.4%)    (6.0%)       --      5.5%     33.3%    (14.3%)    (2.6%)
         --      2.3%      2.5%      1.8%                            --      0.6%      0.7%      1.3%

    $ 3,924   $ 3,285   $   707   $    --   $    --   $    --   $ 4,882   $ 4,278   $ 1,240   $    --
        340       291        80        --        --        --       425       393       152        --
    $ 11.55   $ 11.30   $  8.82   $    --   $    --   $    --   $ 11.48   $ 10.88   $  8.14   $    --
       2.2%     28.1%    (11.8%)       --        --        --      5.6%     33.5%    (18.6%)       --
         --      2.6%      5.9%        --                            --      0.5%      1.0%        --

    $   240   $    62   $    14   $    --   $    --   $    --   $    39   $    45   $    10   $    --
         19         5         1        --        --        --         3         4         1        --
    $ 12.74   $ 12.49   $  9.79   $    --   $    --   $    --   $ 13.59   $ 12.90   $  9.70   $    --
       2.0%     27.6%     (2.1%)       --        --        --      5.3%     33.0%     (3.0%)       --
         --      2.1%      6.6%        --                            --      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --
         --        --        --        --                            --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $46,777   $36,546   $11,317   $7,773   $73,082   $65,297   $44,528   $17,502
Units Outstanding......................    4,906     3,998     1,768      855     6,572     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $  9.54   $  9.14   $  6.40   $ 9.09   $ 11.12   $ 10.53   $  8.28   $  9.83
Total Return...........................     4.3%     42.8%    (29.6%)   (9.1%)     5.6%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --        --      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   251   $   198   $   142   $   55   $   703   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        64        65        67        11
Variable Accumulation Unit Value.......  $ 12.17   $ 11.68   $  8.19   $11.65   $ 11.03   $ 10.45   $  8.23   $  9.78
Total Return...........................     4.2%     42.6%    (29.7%)   16.5%      5.5%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --        --      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $20,571   $17,706   $ 3,961   $  365   $34,030   $30,861   $15,132   $ 1,409
Units Outstanding......................    2,119     1,901       606       39     3,034     2,903     1,806       141
Variable Accumulation Unit Value.......  $  9.71   $  9.32   $  6.54   $ 9.30   $ 11.22   $ 10.63   $  8.38   $  9.96
Total Return...........................     4.2%     42.5%    (29.7%)   (7.0%)     5.5%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --        --      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 6,836   $ 5,924   $ 1,392   $   --   $12,543   $11,463   $ 3,414   $    --
Units Outstanding......................      655       592       199       --     1,155     1,114       422        --
Variable Accumulation Unit Value.......  $ 10.43   $ 10.01   $  7.01   $   --   $ 10.86   $ 10.29   $  8.09   $    --
Total Return...........................     4.3%     42.7%    (29.9%)      --      5.6%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --        --      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   105   $   107   $    15   $   --   $   359   $   302   $   113   $    --
Units Outstanding......................        7         7         2       --        33        29        14        --
Variable Accumulation Unit Value.......  $ 15.09   $ 14.50   $ 10.20   $   --   $ 10.93   $ 10.37   $  8.19   $    --
Total Return...........................     4.1%     42.1%      2.0%       --      5.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --        --      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                          MAINSTAY VP
                     S&P 500 INDEX--INITIAL CLASS                        SMALL CAP GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000       1999      2004      2003       2002      2001
    --------------------------------------------------------------------------------------------------------
    $530,441   $535,415   $447,495   $647,391   $755,167   $684,701   $43,926   $40,155   $ 17,889   $12,197
      24,938     25,814     27,274     30,265     30,595     24,805     4,502     4,177      2,600     1,286
    $  21.27   $  20.74   $  16.41   $  21.39   $  24.68   $  27.60   $  9.76   $  9.61   $   6.88   $  9.48
        2.6%      26.4%     (23.3%)    (13.3%)    (10.6%)     19.0%      1.5%     39.7%     (27.4%)    (5.2%)
          --       1.4%       1.2%       1.0%                              --        --         --        --

    $  1,749   $  1,788   $  1,559   $  1,826   $  1,266   $     --   $   436   $   426   $    267   $   268
         217        227        250        224        135         --        44        43         38        28
    $   8.06   $   7.87   $   6.23   $   8.14   $   9.40   $     --   $ 10.00   $  9.86   $   7.07   $  9.76
        2.5%      26.2%     (23.4%)    (13.4%)     (6.0%)        --      1.4%     39.5%     (27.5%)    (2.4%)
          --       1.3%       1.4%       1.1%                              --        --         --        --

    $ 77,790   $ 70,812   $ 37,642   $ 16,799   $  1,988   $     --   $18,700   $17,970   $  5,362   $   786
       9,922      9,253      6,206      2,120        217         --     1,928     1,879        782        83
    $   7.84   $   7.65   $   6.07   $   7.92   $   9.16   $     --   $  9.70   $  9.56   $   6.86   $  9.47
        2.4%      26.2%     (23.5%)    (13.5%)     (8.4%)        --      1.4%     39.4%     (27.6%)    (5.3%)
          --       1.6%       1.8%       2.3%                              --        --         --        --

    $ 20,454   $ 19,067   $  5,417   $     --   $     --   $     --   $ 7,787   $ 7,514   $  1,798   $    --
       1,925      1,839        660         --         --         --       741       726        243        --
    $  10.63   $  10.37   $   8.20   $     --   $     --   $     --   $ 10.50   $ 10.35   $   7.41   $    --
        2.5%      26.4%     (18.0%)        --         --         --      1.5%     39.7%     (25.9%)       --
          --       1.8%       6.1%         --                              --        --         --        --

    $    386   $    264   $     76   $     --   $     --   $     --   $   129   $   126   $     14   $    --
          30         21          8         --         --         --        11        11          2        --
    $  12.67   $  12.39   $   9.84   $     --   $     --   $     --   $ 11.70   $ 11.55   $   8.31   $    --
        2.3%      25.8%      (1.6%)        --         --         --      1.3%     39.1%     (16.9%)       --
          --       1.7%       8.6%         --                              --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --         --        --        --         --        --
          --         --         --         --                              --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                                         TOTAL RETURN--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2004       2003       2002       2001       2000       1999
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $225,890   $233,917   $213,473   $296,704   $338,661   $305,978
Units Outstanding..................................      13,225     13,754     14,813     16,939     17,027     14,509
Variable Accumulation Unit Value...................    $  17.08   $  17.01   $  14.41   $  17.52   $  19.89   $  21.09
Total Return.......................................        0.4%      18.0%     (17.7%)    (11.9%)     (5.7%)     15.4%
Investment Income Ratio............................          --       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    759   $  1,895   $  1,847   $  2,444   $  2,730   $     --
Units Outstanding..................................          97        242        278        302        297         --
Variable Accumulation Unit Value...................    $   7.86   $   7.83   $   6.64   $   8.09   $   9.20   $     --
Total Return.......................................        0.4%      17.8%     (17.8%)    (12.1%)     (8.0%)        --
Investment Income Ratio............................          --       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,553   $ 21,510   $ 11,221   $  5,557   $    495   $     --
Units Outstanding..................................       2,865      2,868      1,762        717         56         --
Variable Accumulation Unit Value...................    $   7.52   $   7.50   $   6.37   $   7.75   $   8.82   $     --
Total Return.......................................        0.3%      17.8%     (17.9%)    (12.1%)    (11.8%)        --
Investment Income Ratio............................          --       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,899   $  6,662   $  2,063   $     --   $     --   $     --
Units Outstanding..................................         668        647        236         --         --         --
Variable Accumulation Unit Value...................    $  10.34   $  10.29   $   8.73   $     --   $     --   $     --
Total Return.......................................        0.4%      18.0%     (12.7%)        --         --         --
Investment Income Ratio............................          --       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    344   $    305   $     12   $     --   $     --   $     --
Units Outstanding..................................          29         26          1         --         --         --
Variable Accumulation Unit Value...................    $  11.70   $  11.67   $   9.93   $     --   $     --   $     --
Total Return.......................................        0.2%      17.5%      (0.7%)        --         --         --
Investment Income Ratio............................          --       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                                              MAINSTAY VP
                              MAINSTAY VP                                                   AMERICAN CENTURY
                         VALUE--INITIAL CLASS                                        INCOME & GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------------------------------------
      2004       2003       2002       2001       2000       1999      2004      2003       2002       2001       2000      1999
    ------------------------------------------------------------------------------------------------------------------------------
    $201,922   $202,324   $169,824   $213,977   $168,711   $165,397   $45,350   $44,045   $ 43,336   $ 55,929   $ 60,445   $50,328
      10,730     11,104     11,706     11,482      8,963      9,782     4,330     4,374      5,461      5,593      5,454     3,997
    $  18.82   $  18.22   $  14.51   $  18.64   $  18.82   $  16.91   $ 10.47   $ 10.07   $   7.94   $  10.00   $  11.08   $ 12.59
        3.3%      25.6%     (22.2%)     (1.0%)     11.3%       7.3%      4.0%     26.9%     (20.6%)     (9.8%)    (12.0%)    16.0%
          --       1.6%       1.4%       1.6%                              --      1.4%       1.1%       0.8%

    $  1,014   $  1,072   $    903   $    802   $    239   $     --   $   307   $   309   $    213   $     71   $    154   $    --
          92        101        106         73         22         --        35        37         32          9         17        --
    $  10.98   $  10.64   $   8.49   $  10.92   $  11.04   $     --   $  8.65   $  8.33   $   6.57   $   8.29   $   9.21   $    --
        3.2%      25.4%     (22.3%)     (1.1%)     10.4%         --      3.9%     26.7%     (20.8%)    (10.0%)     (7.9%)       --
          --       1.6%       1.5%       2.2%                              --      1.6%       1.8%       0.9%

    $ 38,009   $ 36,811   $ 22,026   $ 10,836   $     69   $     --   $ 8,441   $ 7,574   $  3,274   $  1,388   $    218   $    --
       3,622      3,619      2,714      1,037          7         --       994       927        507        170         24        --
    $  10.49   $  10.17   $   8.11   $  10.44   $  10.57   $     --   $  8.49   $  8.17   $   6.45   $   8.15   $   9.05   $    --
        3.2%      25.4%     (22.3%)     (1.2%)      5.7%         --      3.9%     26.7%     (20.8%)     (9.9%)     (9.5%)       --
          --       1.8%       2.1%       3.9%                              --      1.8%       1.7%       1.6%

    $ 11,536   $ 11,041   $  3,870   $     --   $     --   $     --   $ 2,223   $ 2,018   $    529   $     --   $     --   $    --
       1,161      1,147        505         --         --         --       207       195         65         --         --        --
    $   9.94   $   9.63   $   7.67   $     --   $     --   $     --   $ 10.75   $ 10.34   $   8.15   $     --   $     --   $    --
        3.3%      25.5%     (23.3%)        --         --         --      4.0%     26.8%     (18.5%)        --         --        --
          --       1.9%       6.1%         --                              --      1.9%       6.2%         --

    $    231   $    230   $     50   $     --   $     --   $     --   $    41   $     1   $     --   $     --   $     --   $    --
          21         22          6         --         --         --         3        --         --         --         --        --
    $  10.75   $  10.43   $   8.34   $     --   $     --   $     --   $ 11.87   $ 11.44   $     --   $     --   $     --   $    --
        3.0%      25.0%     (16.6%)        --         --         --      3.8%     14.4%         --         --         --        --
          --       2.0%       8.9%         --                              --      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --        --        --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --        --        --         --         --         --        --
          --         --         --         --                              --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                                                                                DREYFUS
                                                                   LARGE COMPANY VALUE--INITIAL CLASS
                                                       ----------------------------------------------------------
                                                        2004      2003       2002      2001      2000      1999
                                                       ----------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,310   $34,701   $ 34,818   $44,680   $37,822   $25,701
Units Outstanding..................................      3,586     3,407      4,314     4,211     3,356     2,397
Variable Accumulation Unit Value...................    $ 10.40   $ 10.18   $   8.07   $ 10.61   $ 11.27   $ 10.72
Total Return.......................................       2.1%     26.2%     (23.9%)    (5.9%)     5.1%      5.2%
Investment Income Ratio............................         --      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   392   $   374   $    309   $   336   $   178   $    --
Units Outstanding..................................         41        40         41        34        17        --
Variable Accumulation Unit Value...................    $  9.63   $  9.43   $   7.49   $  9.86   $ 10.49   $    --
Total Return.......................................       2.1%     26.0%     (24.0%)    (6.0%)     4.9%        --
Investment Income Ratio............................         --      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $12,960   $11,630   $  5,637   $ 4,231   $   147   $    --
Units Outstanding..................................      1,364     1,249        762       434        14        --
Variable Accumulation Unit Value...................    $  9.50   $  9.31   $   7.40   $  9.74   $ 10.37   $    --
Total Return.......................................       2.0%     25.9%     (24.1%)    (6.1%)     3.7%        --
Investment Income Ratio............................         --      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,096   $ 2,835   $    810   $    --   $    --   $    --
Units Outstanding..................................        301       281        101        --        --        --
Variable Accumulation Unit Value...................    $ 10.29   $ 10.07   $   7.99   $    --   $    --   $    --
Total Return.......................................       2.1%     26.1%     (20.1%)       --        --        --
Investment Income Ratio............................         --      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   287   $    46   $     --   $    --   $    --   $    --
Units Outstanding..................................         21         3         --        --        --        --
Variable Accumulation Unit Value...................    $ 13.53   $ 13.28   $     --   $    --   $    --   $    --
Total Return.......................................       1.9%     32.8%         --        --        --        --
Investment Income Ratio............................         --      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --   $    --
Total Return.......................................         --        --         --        --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                            MAINSTAY VP                                                    MAINSTAY VP
                            EAGLE ASSET                                                    LORD ABBETT
                             MANAGEMENT                                                    DEVELOPING
                    GROWTH EQUITY--INITIAL CLASS                                      GROWTH--INITIAL CLASS
    ------------------------------------------------------------   -----------------------------------------------------------
     2004      2003       2002       2001       2000      1999      2004      2003       2002      2001       2000      1999
    --------------------------------------------------------------------------------------------------------------------------
    $87,078   $97,271   $ 82,525   $132,751   $157,719   $52,015   $25,726   $25,669   $ 17,566   $25,662   $ 29,808   $27,072
      7,356     7,818      8,375      9,537      9,323     2,730     3,060     3,094      2,893     2,959      3,141     2,276
    $ 11.84   $ 12.44   $   9.85   $  13.92   $  16.92   $ 19.06   $  8.41   $  8.30   $   6.07   $  8.67   $   9.49   $ 11.89
      (4.9%)    26.3%     (29.2%)    (17.7%)    (11.2%)    63.2%      1.4%     36.6%     (30.0%)    (8.6%)    (20.2%)    30.4%
         --      0.2%       0.1%         --                             --        --         --        --

    $   521   $   633   $    479   $    537   $    528   $    --   $   194   $   225   $    109   $    52   $     85   $    --
         79        91         87         69         55        --        24        28         19         6          9        --
    $  6.62   $  6.96   $   5.52   $   7.81   $   9.51   $    --   $  8.05   $  7.95   $   5.83   $  8.33   $   9.13   $    --
      (4.9%)    26.1%     (29.3%)    (17.9%)     (4.9%)       --      1.3%     36.4%     (30.1%)    (8.8%)     (8.7%)       --
         --      0.2%       0.1%         --                             --        --         --        --

    $14,432   $16,377   $  8,998   $  9,015   $  1,686   $    --   $ 5,814   $ 5,667   $  1,601   $   906   $     40   $    --
      2,554     2,754      1,907      1,350        207        --       719       710        273       108          4        --
    $  5.65   $  5.95   $   4.72   $   6.68   $   8.13   $    --   $  8.09   $  7.99   $   5.86   $  8.38   $   9.19   $    --
      (4.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)       --      1.3%     36.3%     (30.1%)    (8.8%)     (8.1%)       --
         --      0.2%       0.1%         --                             --        --         --        --

    $ 3,770   $ 3,610   $  1,117   $     --   $     --   $    --   $ 1,506   $ 1,394   $    321   $    --   $     --   $    --
        398       362        141         --         --        --       141       132         42        --         --        --
    $  9.48   $  9.97   $   7.90   $     --   $     --   $    --   $ 10.68   $ 10.54   $   7.72   $    --   $     --   $    --
      (4.9%)    26.2%     (21.0%)        --         --        --      1.3%     36.5%     (22.8%)       --         --        --
         --      0.2%       0.3%         --                             --        --         --        --

    $    51   $    48   $     --   $     --   $     --   $    --   $    14   $     8   $     --   $    --   $     --   $    --
          4         4         --         --         --        --         1         1         --        --         --        --
    $ 11.47   $ 12.08   $   9.60   $     --   $     --   $    --   $ 13.28   $ 13.13   $     --   $    --   $     --   $    --
      (5.1%)    25.8%      (4.0%)        --         --        --      1.1%     31.3%         --        --         --        --
         --      0.3%         --         --                             --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $    --   $     --   $    --   $     --   $    --
         --        --         --         --         --        --        --        --         --        --         --        --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $    --   $     --   $    --   $     --   $    --
         --        --         --         --         --        --        --        --         --        --         --        --
         --        --         --         --                             --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  ALGER
                                                                                 AMERICAN
                                                                                  SMALL
                                                                      CAPITALIZATION--CLASS O SHARES
                                                       ------------------------------------------------------------
                                                        2004      2003       2002       2001       2000      1999
                                                       ------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,293   $60,347   $ 44,207   $ 66,445   $ 93,083   $51,860
Units Outstanding..................................      6,929     6,994      7,192      7,864      7,657     3,063
Variable Accumulation Unit Value...................    $  9.28   $  8.63   $   6.15   $   8.45   $  12.16   $ 16.93
Total Return.......................................       7.5%     40.4%     (27.3%)    (30.5%)    (28.2%)    41.4%
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   413   $   418   $    417   $    514   $    588   $    --
Units Outstanding..................................         64        69         97         87         69        --
Variable Accumulation Unit Value...................    $  6.50   $  6.05   $   4.31   $   5.94   $   8.56   $    --
Total Return.......................................       7.5%     40.2%     (27.4%)    (30.6%)    (14.4%)       --
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,792   $10,455   $  5,200   $  5,162   $  1,125   $    --
Units Outstanding..................................      2,124     1,865      1,299        936        142        --
Variable Accumulation Unit Value...................    $  6.02   $  5.61   $   4.00   $   5.51   $   7.95   $    --
Total Return.......................................       7.4%     40.1%     (27.4%)    (30.7%)    (20.5%)       --
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,296   $ 2,010   $    376   $     --   $     --   $    --
Units Outstanding..................................        186       175         46         --         --        --
Variable Accumulation Unit Value...................    $ 12.35   $ 11.49   $   8.19   $     --   $     --   $    --
Total Return.......................................       7.5%     40.3%     (18.1%)        --         --        --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   124   $    54   $     --   $     --   $     --   $    --
Units Outstanding..................................          9         4         --         --         --        --
Variable Accumulation Unit Value...................    $ 14.50   $ 13.52   $     --   $     --   $     --   $    --
Total Return.......................................       7.3%     35.2%         --         --         --        --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,626   $2,415   $1,562   $ 1,112   $  465   $  361   $   139   $   116   $4,069   $3,889   $ 2,526   $ 1,883
             311      293      239       127       43       36        21        14      497      478       385       216
          $ 8.44   $ 8.24   $ 6.53   $  8.75   $10.84   $10.16   $  6.71   $  8.16   $ 8.19   $ 8.13   $  6.57   $  8.72
            2.5%    26.2%    25.4%    (12.5%)    6.7%    51.3%    (17.7%)   (18.4%)    0.7%    23.8%    (24.7%)   (12.8%)
            0.6%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --       --     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  295   $  133   $   --   $    --   $  134   $   32   $    --   $    --   $  350   $  134   $    --   $    --
              25       12       --        --       10        3        --        --       32       12        --        --
          $11.56   $11.29   $   --   $    --   $13.43   $12.59   $    --   $    --   $11.06   $10.99   $    --   $    --
            2.4%    12.9%       --        --     6.6%    25.9%        --        --     0.6%     9.9%        --        --
            0.6%     1.1%       --        --       --     3.1%        --        --       --     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                 CALVERT
                                               AMSOUTH                                           SOCIAL
                                             MID CAP FUND                                       BALANCED
                                 ------------------------------------   ---------------------------------------------------------
                                  2004     2003      2002      2001      2004      2003      2002      2001      2000      1999
                                 ------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.....................  $   --   $    --   $    --   $    --   $28,798   $27,683   $23,139   $27,380   $26,540   $18,487
Units Outstanding..............      --        --        --        --     1,690     1,655     1,627     1,668     1,484       987
Variable Accumulation Unit
  Value........................  $   --   $    --   $    --   $    --   $ 17.04   $ 16.73   $ 14.22   $ 16.41   $ 17.89   $ 18.72
Total Return...................      --        --        --        --      1.8%     17.7%    (13.4%)    (8.3%)    (4.5%)    10.7%
Investment Income Ratio........      --        --        --        --        --      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets.....................  $   --   $    --   $    --   $    --   $   151   $   125   $   111   $    98   $   103   $    --
Units Outstanding..............      --        --        --        --        17        14        15        11        11        --
Variable Accumulation Unit
  Value........................  $   --   $    --   $    --   $    --   $  8.87   $  8.71   $  7.42   $  8.57   $  9.36   $    --
Total Return...................      --        --        --        --      1.8%     17.5%    (13.5%)    (8.4%)    (6.4%)       --
Investment Income Ratio........      --        --        --        --        --      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets.....................  $1,483   $ 1,412   $   826   $   515   $ 9,647   $ 8,419   $ 3,779   $ 1,957   $   177   $    --
Units Outstanding..............     190       189       146        70     1,120       995       524       235        19        --
Variable Accumulation Unit
  Value........................  $ 7.82   $  7.48   $  5.66   $  7.38   $  8.61   $  8.46   $  7.21   $  8.34   $  9.10   $    --
Total Return...................    4.6%     32.0%    (23.2%)   (26.2%)     1.7%     17.4%    (13.5%)    (8.4%)    (9.0%)       --
Investment Income Ratio........      --        --        --        --        --      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets.....................  $   --   $    --   $    --   $    --   $ 3,501   $ 2,279   $   352   $    --   $    --   $    --
Units Outstanding..............      --        --        --        --       317       210        38        --        --        --
Variable Accumulation Unit
  Value........................  $   --   $    --   $    --   $    --   $ 11.05   $ 10.85   $  9.23   $    --   $    --   $    --
Total Return...................      --        --        --        --      1.8%     17.6%     (7.7%)       --        --        --
Investment Income Ratio........      --        --        --        --        --      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets.....................  $   --   $    --   $    --   $    --   $   599   $    70   $     5   $    --   $    --   $    --
Units Outstanding..............      --        --        --        --        50         6         1        --        --        --
Variable Accumulation Unit
  Value........................  $   --   $    --   $    --   $    --   $ 12.00   $ 11.81   $ 10.08   $    --   $    --   $    --
Total Return...................      --        --        --        --      1.6%     17.1%      0.8%        --        --        --
Investment Income Ratio........      --        --        --        --        --      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets.....................  $  190   $    86   $    --   $    --   $ 1,050   $   469   $    --   $    --   $    --   $    --
Units Outstanding..............      15         7        --        --        96        43        --        --        --        --
Variable Accumulation Unit
  Value........................  $12.31   $ 11.78   $    --   $    --   $ 10.98   $ 10.80   $    --   $    --   $    --   $    --
Total Return...................    4.5%     17.8%        --        --      1.7%      8.0%        --        --        --        --
Investment Income Ratio........      --        --        --        --        --      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                           FIDELITY(R)
                  TECHNOLOGY                                               VIP
                   GROWTH--                                          CONTRAFUND(R)--
                INITIAL SHARES                                        INITIAL CLASS
    --------------------------------------   ---------------------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000       1999
    --------------------------------------------------------------------------------------------------------
    $18,252   $17,740   $  4,790   $ 3,197   $303,684   $291,995   $238,091   $279,422   $319,564   $245,305
      2,150     2,027        815       325     15,599     15,836     16,358     17,160     16,983     12,004
    $  8.49   $  8.75   $   5.88   $  9.84   $  19.47   $  18.44   $  14.56   $  16.28   $  18.82   $  20.44
      (3.0%)    48.9%     (40.3%)    (1.6%)      5.6%      26.7%     (10.6%)    (13.5%)     (7.9%)     22.5%
         --        --         --        --       0.7%       0.5%       0.8%       0.8%

    $   119   $   182   $    156   $    23   $  1,363   $  1,321   $    981   $    883   $    452   $     --
         12        17         22         2        133        136        128        103         46         --
    $ 10.34   $ 10.67   $   7.18   $ 12.03   $  10.22   $   9.69   $   7.66   $   8.58   $   9.93   $     --
      (3.1%)    48.6%     (40.3%)    20.3%       5.5%      26.5%     (10.7%)    (13.6%)     (0.7%)        --
         --        --         --        --       0.7%       0.4%       0.8%       0.6%

    $ 9,466   $10,676   $  2,060   $   587   $ 45,530   $ 41,757   $ 19,347   $  9,054   $  1,410   $     --
      1,099     1,201        344        58      4,636      4,484      2,627      1,097        147         --
    $  8.61   $  8.89   $   5.98   $ 10.03   $   9.82   $   9.31   $   7.37   $   8.26   $   9.56   $     --
      (3.1%)    48.6%     (40.4%)     0.3%       5.5%      26.4%     (10.8%)    (13.6%)     (4.4%)        --
         --        --         --        --       0.7%       0.3%       0.6%       0.3%

    $ 2,443   $ 2,206   $    367   $    --   $ 13,045   $ 11,685   $  3,664   $     --   $     --   $     --
        236       207         51        --      1,131      1,070        425         --         --         --
    $ 10.33   $ 10.65   $   7.16   $    --   $  11.53   $  10.93   $   8.63   $     --   $     --   $     --
      (3.0%)    48.8%     (28.4%)       --       5.6%      26.6%     (13.7%)        --         --         --
         --        --         --        --       0.7%       0.3%         --         --

    $    22   $    32   $     --   $    --   $    477   $    398   $     53   $     --   $     --   $     --
          2         2         --        --         35         31          5         --         --         --
    $ 13.72   $ 14.17   $     --   $    --   $  13.69   $  12.99   $  10.30   $     --   $     --   $     --
      (3.2%)    41.7%         --        --       5.4%      26.1%       3.0%         --         --         --
         --        --         --        --       0.7%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                               FIDELITY(R)
                                                                                   VIP
                                                                             EQUITY-INCOME--
                                                                              INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2004       2003       2002       2001       2000       1999
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $183,413   $179,594   $144,348   $175,541   $158,987   $123,982
Units Outstanding..................................    11,109     11,179     11,548     11,501      9,762      8,139
Variable Accumulation Unit Value...................  $  16.51   $  16.07   $  12.50   $  15.26   $  16.29   $  15.23
Total Return.......................................      2.8%      28.5%     (18.1%)     (6.3%)      6.9%       4.9%
Investment Income Ratio............................      3.1%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,300   $    877   $    626   $    529   $    286   $     --
Units Outstanding..................................       121         84         77         53         27         --
Variable Accumulation Unit Value...................  $  10.74   $  10.46   $   8.15   $   9.97   $  10.65   $     --
Total Return.......................................      2.7%      28.3%     (18.2%)     (6.4%)      6.5%         --
Investment Income Ratio............................      2.9%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 38,512   $ 36,552   $ 20,493   $ 12,157   $    275   $     --
Units Outstanding..................................     3,642      3,548      2,552      1,237         26         --
Variable Accumulation Unit Value...................  $  10.58   $  10.30   $   8.03   $   9.83   $  10.51   $     --
Total Return.......................................      2.7%      28.3%     (18.3%)     (6.5%)      5.1%         --
Investment Income Ratio............................      3.1%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  8,817   $  8,099   $  2,204   $     --   $     --   $     --
Units Outstanding..................................       820        773        270         --         --         --
Variable Accumulation Unit Value...................  $  10.76   $  10.47   $   8.15   $     --   $     --   $     --
Total Return.......................................      2.7%      28.5%     (18.5%)        --         --         --
Investment Income Ratio............................      3.1%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    584   $    370   $     72   $     --   $     --   $     --
Units Outstanding..................................        54         35          9         --         --         --
Variable Accumulation Unit Value...................  $  10.81   $  10.54   $   8.24   $     --   $     --   $     --
Total Return.......................................      2.5%      27.9%     (17.6%)        --         --         --
Investment Income Ratio............................      2.7%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                              JANUS ASPEN                                         SERIES
                                SERIES                                          WORLDWIDE
                    BALANCED--INSTITUTIONAL SHARES                     GROWTH--INSTITUTIONAL SHARES
    ---------------------------------------------------------------   ------------------------------
      2004       2003       2002       2001       2000       1999       2004       2003       2002
    ------------------------------------------------------------------------------------------------
    $512,140   $541,659   $534,854   $607,299   $598,090   $338,125   $238,438   $266,039   $250,712
      26,399     28,250     31,372     32,862     30,425     16,575     16,879     18,103     20,859
    $  19.40   $  19.17   $  17.05   $  18.48   $  19.66   $  20.40   $  14.13   $  14.70   $  12.02
        1.2%      12.5%      (7.7%)     (6.0%)     (3.6%)     25.0%      (3.9%)     22.3%     (26.5%)
        1.5%       2.2%       2.4%       2.7%                             0.9%       1.1%       0.9%

    $  2,186   $  2,620   $  2,506   $  2,538   $  1,636   $     --   $  1,029   $  1,136   $  1,024
         217        264        283        264        160         --        171        181        199
    $  10.05   $   9.94   $   8.85   $   9.61   $  10.24   $     --   $   6.02   $   6.27   $   5.13
        1.1%      12.3%      (7.9%)     (6.2%)      2.4%         --      (3.9%)     22.1%     (26.6%)
        1.4%       2.2%       2.5%       3.0%                             0.9%       1.0%       0.7%

    $ 75,849   $ 79,154   $ 54,824   $ 26,039   $  2,842   $     --   $ 17,976   $ 20,011   $ 13,227
       8,019      8,458      6,575      2,875        294         --      3,254      3,479      2,806
    $   9.46   $   9.36   $   8.34   $   9.06   $   9.65   $     --   $   5.52   $   5.75   $   4.71
        1.1%      12.2%      (7.9%)     (6.1%)     (3.5%)        --      (4.0%)     22.0%     (26.7%)
        1.6%       2.4%       3.1%       4.0%                             0.9%       1.4%       1.0%

    $ 20,871   $ 21,004   $  8,129   $     --   $     --   $     --   $  5,754   $  6,275   $  2,078
       1,997      2,032        884         --         --         --        629        659        267
    $  10.45   $  10.33   $   9.19   $     --   $     --   $     --   $   9.14   $   9.52   $   7.79
        1.2%      12.4%      (8.1%)        --         --         --      (3.9%)     22.2%     (22.1%)
        1.6%       2.6%       5.6%         --                             0.9%       1.3%       2.5%

    $    597   $    513   $     82   $     --   $     --   $     --   $    134   $     84   $     --
          55         48          9         --         --         --         12          7         --
    $  10.82   $  10.72   $   9.57   $     --   $     --   $     --   $  11.64   $  12.13   $   9.96
        1.0%      12.0%      (4.3%)        --         --         --      (4.1%)     21.8%      (0.4%)
        1.7%       2.9%       5.1%         --                             1.3%       1.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --                               --         --         --

              JANUS ASPEN
                 SERIES
               WORLDWIDE
      GROWTH--INSTITUTIONAL SHARES
     ------------------------------
       2001       2000       1999
     ------------------------------
     $385,523   $506,390   $329,694
       23,563     23,672     12,816
     $  16.36   $  21.39   $  25.73
       (23.5%)    (16.8%)     62.2%
         0.5%
     $  1,111   $  1,165   $     --
          159        127         --
     $   7.00   $   9.16   $     --
       (23.6%)     (8.4%)        --
         0.5%
     $ 11,124   $  2,806   $     --
        1,730        333         --
     $   6.43   $   8.42   $     --
       (23.6%)    (15.8%)        --
         0.7%
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                 MFS(R)
                                                                                INVESTORS
                                                                                  TRUST
                                                                          SERIES--INITIAL CLASS
                                                       -----------------------------------------------------------
                                                        2004      2003       2002       2001      2000      1999
                                                       -----------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,005   $24,572   $ 22,189   $ 29,963   $29,503   $18,732
Units Outstanding..................................      2,776     2,885      3,138      3,303     2,695     1,685
Variable Accumulation Unit Value...................    $  8.65   $  8.52   $   7.07   $   9.07   $ 10.95   $ 11.12
Total Return.......................................       1.5%     20.5%     (22.1%)    (17.2%)    (1.5%)     5.2%
Investment Income Ratio............................       1.2%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   341   $   340   $    260   $    231   $   102   $    --
Units Outstanding..................................         45        45         41         29        11        --
Variable Accumulation Unit Value...................    $  7.66   $  7.55   $   6.28   $   8.07   $  9.75   $    --
Total Return.......................................       1.5%     20.3%     (22.2%)    (17.2%)    (2.5%)       --
Investment Income Ratio............................       1.2%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,001   $ 5,795   $  4,309   $  4,146   $   305   $    --
Units Outstanding..................................        797       780        698        522        32        --
Variable Accumulation Unit Value...................    $  7.53   $  7.43   $   6.18   $   7.94   $  9.60   $    --
Total Return.......................................       1.4%     20.2%     (22.2%)    (17.3%)    (4.0%)       --
Investment Income Ratio............................       1.3%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,277   $ 1,236   $    463   $     --   $    --   $    --
Units Outstanding..................................        128       126         57         --        --        --
Variable Accumulation Unit Value...................    $  9.95   $  9.80   $   8.14   $     --   $    --   $    --
Total Return.......................................       1.5%     20.4%     (18.6%)        --        --        --
Investment Income Ratio............................       1.3%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    89   $    74   $     --   $     --   $    --   $    --
Units Outstanding..................................          7         6         --         --        --        --
Variable Accumulation Unit Value...................    $ 12.62   $ 12.46   $     --   $     --   $    --   $    --
Total Return.......................................       1.3%     24.6%         --         --        --        --
Investment Income Ratio............................       1.3%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --   $    --
Total Return.......................................         --        --         --         --        --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                             MFS(R)                                            MFS(R)                        AMT
                            RESEARCH                                         UTILITIES                     MID-CAP
                      SERIES--INITIAL CLASS                            SERIES--INITIAL CLASS           GROWTH--CLASS I
    ---------------------------------------------------------   ------------------------------------   ----------------
     2004      2003      2002      2001      2000      1999      2004     2003      2002      2001      2004     2003
    -------------------------------------------------------------------------------------------------------------------
    $33,934   $33,395   $29,511   $46,896   $50,417   $13,236   $1,066   $   870   $   299   $   135   $3,998   $ 4,336
      3,677     3,779     4,107     4,857     4,054       999      112        97        45        15      441       511
    $  9.23   $  8.84   $  7.19   $  9.66   $ 12.44   $ 13.25   $ 9.49   $  9.01   $  6.72   $  8.83   $ 9.06   $  8.49
       4.4%     23.0%    (25.6%)   (22.4%)    (6.2%)    22.3%     5.3%     34.0%    (23.8%)   (11.7%)    6.8%     26.3%
       2.1%      0.7%      0.3%        --                         3.2%      1.7%      2.4%        --       --        --

    $   297   $   307   $   270   $   376   $   586   $    --   $   15   $    16   $    10   $    --   $   62   $    69
         45        49        53        55        66        --        1         2         1        --        7         8
    $  6.54   $  6.27   $  5.10   $  6.87   $  8.86   $    --   $11.17   $ 10.62   $  7.93   $ 10.43   $ 9.34   $  8.75
       4.4%     22.8%    (25.7%)   (22.5%)   (11.4%)       --     5.3%     33.8%    (23.9%)     4.3%     6.7%     26.1%
       2.1%      0.7%      0.3%        --                         3.0%      2.1%      0.3%        --       --        --

    $ 6,446   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $    --   $1,338   $ 1,138   $   390   $   258   $3,502   $ 3,204
      1,030     1,029       900       801       179        --      150       134        62        31      373       364
    $  6.26   $  6.00   $  4.89   $  6.58   $  8.49   $    --   $ 8.93   $  8.49   $  6.35   $  8.35   $ 9.39   $  8.81
       4.3%     22.7%    (25.7%)   (22.5%)   (15.1%)       --     5.2%     33.7%    (24.0%)   (16.5%)    6.6%     26.0%
       2.2%      0.6%      0.3%        --                         3.2%      2.1%      3.0%        --       --        --

    $ 1,115   $ 1,035   $   357   $    --   $    --   $    --   $  108   $   104   $    41   $    --   $  655   $   619
        110       107        45        --        --        --        8         8         4        --       50        51
    $ 10.12   $  9.69   $  7.89   $    --   $    --   $    --   $14.36   $ 13.64   $ 10.18   $    --   $13.05   $ 12.22
       4.4%     22.9%    (21.1%)       --        --        --     5.3%     33.9%      1.8%        --     6.7%     26.2%
       2.2%      0.6%        --        --                         3.0%      2.2%        --        --       --        --

    $    24   $     8   $    --   $    --   $    --   $    --   $   22   $    15   $    --   $    --   $   96   $    82
          2         1        --        --        --        --        2         1        --        --        8         7
    $ 12.32   $ 11.82   $  9.65   $    --   $    --   $    --   $12.84   $ 12.22   $    --   $    --   $12.62   $ 11.85
       4.2%     22.5%     (3.5%)       --        --        --     5.1%     22.2%        --        --     6.5%     25.8%
       1.5%      0.2%        --        --                         3.1%        --        --        --       --        --

    $    --   $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --
         --        --        --        --        --        --       --        --        --        --       --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --
         --        --        --        --        --        --       --        --        --        --       --        --
         --        --        --        --                           --        --        --        --       --        --

         NEUBERGER
          BERMAN
            AMT
          MID-CAP
      GROWTH--CLASS I
     -----------------
      2002      2001
     -----------------
     $ 1,673   $   464
         249        48
     $  6.72   $  9.64
      (30.3%)    (3.6%)
          --        --
     $    26   $     1
           4        --
     $  6.94   $  9.98
      (30.4%)    (0.2%)
          --        --
     $ 1,192   $   184
         171        18
     $  6.99   $ 10.05
      (30.5%)     0.5%
          --        --
     $   156   $    --
          16        --
     $  9.68   $    --
       (3.2%)       --
          --        --
     $    --   $    --
          --        --
     $  9.42   $    --
       (5.8%)       --
          --        --
     $    --   $    --
          --        --
     $    --   $    --
          --        --
          --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              T. ROWE PRICE
                                                                                  EQUITY
                                                                             INCOME PORTFOLIO
                                                       ------------------------------------------------------------
                                                         2004       2003       2002      2001      2000      1999
                                                       ------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $127,248   $117,894   $ 89,634   $85,476   $42,484   $24,724
Units Outstanding..................................      10,013      9,625      9,056     7,398     3,679     2,387
Variable Accumulation Unit Value...................    $  12.71   $  12.25   $   9.90   $ 11.55   $ 11.55   $ 10.36
Total Return.......................................        3.8%      23.7%     (14.3%)       --     11.5%      2.3%
Investment Income Ratio............................        1.3%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,354   $  1,524   $  1,044   $   902   $   146   $    --
Units Outstanding..................................         112        130        110        81        13        --
Variable Accumulation Unit Value...................    $  12.13   $  11.70   $   9.47   $ 11.07   $ 11.08   $    --
Total Return.......................................        3.7%      23.6%     (14.5%)       --     10.8%        --
Investment Income Ratio............................        1.3%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 45,386   $ 41,615   $ 22,371   $ 9,712   $    98   $    --
Units Outstanding..................................       3,822      3,633      2,412       895         9        --
Variable Accumulation Unit Value...................    $  11.87   $  11.45   $   9.27   $ 10.85   $ 10.86   $    --
Total Return.......................................        3.7%      23.5%     (14.5%)       --      8.6%        --
Investment Income Ratio............................        1.3%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,125   $ 11,020   $  3,453   $    --   $    --   $    --
Units Outstanding..................................       1,150      1,084        420        --        --        --
Variable Accumulation Unit Value...................    $  10.55   $  10.17   $   8.22   $    --   $    --   $    --
Total Return.......................................        3.7%      23.7%     (17.8%)       --        --        --
Investment Income Ratio............................        1.3%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    582   $    461   $    117   $    --   $    --   $    --
Units Outstanding..................................          54         45         14        --        --        --
Variable Accumulation Unit Value...................    $  10.72   $  10.36   $   8.41   $    --   $    --   $    --
Total Return.......................................        3.5%      23.2%     (15.9%)       --        --        --
Investment Income Ratio............................        1.4%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --   $    --
Total Return.......................................          --         --         --        --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                            VAN ECK                                                   VAN KAMPEN
                           WORLDWIDE                                                      UIF
                              HARD                                                 EMERGING MARKETS
                             ASSETS                                                 EQUITY--CLASS I
    --------------------------------------------------------   ---------------------------------------------------------
     2004      2003      2002      2001      2000     1999      2004      2003      2002      2001      2000      1999
    --------------------------------------------------------------------------------------------------------------------
    $12,688   $10,239   $ 6,351   $ 3,510   $4,929   $ 2,066   $32,997   $33,055   $22,764   $25,016   $28,721   $23,677
        976       805       714       378      469       216     3,271     3,161     3,213     3,172     3,358     1,659
    $ 13.00   $ 12.72   $  8.89   $  9.28   $10.51   $  9.57   $ 10.09   $ 10.46   $  7.09   $  7.89   $  8.55   $ 14.27
       2.2%     43.1%     (4.2%)   (11.7%)    9.9%     19.3%     (3.6%)    47.6%    (10.2%)    (7.7%)   (40.1%)    93.0%
       0.8%      0.4%      0.5%      1.4%                           --        --        --        --

    $   201   $   190   $    49   $    29   $   25   $    --   $   161   $   697   $   109   $ 5,828   $    38   $    --
         16        15         6         3        2        --        22        92        21     1,019         6        --
    $ 12.89   $ 12.62   $  8.83   $  9.24   $10.48   $    --   $  7.28   $  7.55   $  5.12   $  5.72   $  6.21   $    --
       2.1%     42.8%     (4.3%)   (11.8%)    4.8%        --     (3.6%)    47.4%    (10.4%)    (7.9%)   (37.9%)       --
       0.8%      0.3%      0.3%      3.8%                           --        --        --        --

    $ 9,376   $ 5,745   $ 2,229   $   238   $   53   $    --   $ 5,702   $ 5,409   $ 2,432   $   594   $    54   $    --
        718       449       249        25        5        --       674       617       408        89         7        --
    $ 13.06   $ 12.79   $  8.96   $  9.37   $10.63   $    --   $  8.45   $  8.77   $  5.96   $  6.64   $  7.22   $    --
       2.1%     42.8%     (4.4%)   (11.9%)    6.3%        --     (3.6%)    47.3%    (10.3%)    (8.0%)   (27.8%)       --
       0.7%      0.4%      0.2%      1.1%                           --        --        --        --

    $ 3,346   $ 1,461   $   326   $    --   $   --   $    --   $ 1,544   $ 1,279   $   456   $    --   $    --   $    --
        272       121        39        --       --        --       138       110        58        --        --        --
    $ 12.30   $ 12.04   $  8.42   $    --   $   --   $    --   $ 11.20   $ 11.62   $  7.88   $    --   $    --   $    --
       2.2%     43.0%    (15.8%)       --       --        --     (3.6%)    47.5%    (21.2%)       --        --        --
       0.7%      0.3%        --        --                           --        --        --        --

    $   232   $    63   $    --   $    --   $   --   $    --   $    53   $    19   $    --   $    --   $    --   $    --
         15         4        --        --       --        --         4         1        --        --        --        --
    $ 15.54   $ 15.24   $    --   $    --   $   --   $    --   $ 14.39   $ 14.95   $    --   $    --   $    --   $    --
       2.0%     52.4%        --        --       --        --     (3.8%)    49.5%        --        --        --        --
       0.4%        --        --        --                           --        --        --        --

    $ 1,244   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         91        26        --        --       --        --        --        --        --        --        --        --
    $ 13.69   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
       2.0%     34.2%        --        --       --        --        --        --        --        --        --        --
       0.5%        --        --        --                           --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--    COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ---------------
                                                      2004      2003     2004      2003     2004     2003
                                                     -----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 5,464   $2,929   $ 5,550   $2,760   $3,672   $1,842
Units Outstanding..................................      556      296       497      248      316      162
Variable Accumulation Unit Value...................  $  9.83   $ 9.91   $ 11.18   $11.15   $11.63   $11.40
Total Return.......................................    (0.8%)   (0.9%)     0.3%    11.5%     2.0%    14.0%
Investment Income Ratio............................       --    13.3%        --     0.5%       --     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $    --   $   --   $    --   $   --   $   --   $   --
Units Outstanding..................................       --       --        --       --       --       --
Variable Accumulation Unit Value...................  $    --   $   --   $    --   $   --   $   --   $   --
Total Return.......................................       --       --        --       --       --       --
Investment Income Ratio............................       --       --        --       --       --       --

SERIES III POLICIES (c)
Net Assets.........................................  $14,219   $6,344   $12,176   $5,334   $7,936   $3,094
Units Outstanding..................................    1,449      640     1,079      474      687      273
Variable Accumulation Unit Value...................  $  9.82   $ 9.91   $ 11.28   $11.26   $11.55   $11.34
Total Return.......................................    (0.9%)   (0.9%)     0.2%    12.6%     1.9%    13.4%
Investment Income Ratio............................       --    17.1%        --     0.6%       --     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $11,822   $5,867   $ 8,468   $4,522   $7,397   $3,340
Units Outstanding..................................    1,203      592       758      406      636      293
Variable Accumulation Unit Value...................  $  9.83   $ 9.92   $ 11.17   $11.14   $11.63   $11.40
Total Return.......................................    (0.9%)   (0.8%)     0.3%    11.4%     2.0%    14.0%
Investment Income Ratio............................       --    15.6%        --     0.5%       --     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $   860   $  407   $   321   $   86   $  197   $   38
Units Outstanding..................................       88       41        29        8       17        3
Variable Accumulation Unit Value...................  $  9.72   $ 9.83   $ 10.99   $10.98   $11.52   $11.32
Total Return.......................................    (1.1%)   (1.7%)     0.1%     9.8%     1.8%    13.2%
Investment Income Ratio............................       --    14.8%        --     1.3%       --     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 5,684   $3,343   $ 6,528   $2,186   $3,458   $1,484
Units Outstanding..................................      581      338       586      197      298      130
Variable Accumulation Unit Value...................  $  9.79   $ 9.89   $ 11.14   $11.12   $11.59   $11.38
Total Return.......................................    (1.0%)   (1.1%)     0.1%    11.2%     1.8%    13.8%
Investment Income Ratio............................       --    14.5%        --     0.5%       --     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        HIGH YIELD        INTERNATIONAL      MAINSTAY VP
     CONVERTIBLE--      GOVERNMENT--     CORPORATE BOND--       EQUITY--       MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------   ---------------   -----------------   ---------------   ---------------
     2004      2003     2004     2003     2004      2003      2004     2003     2004     2003
    ------------------------------------------------------------------------------------------
    $ 7,584   $3,817   $4,364   $2,651   $20,896   $10,501   $3,289   $1,340   $3,559   $1,477
        690      347      452      272     1,799       920      275      114      286      125
    $ 10.98   $10.99   $ 9.65   $ 9.75   $ 11.61   $ 11.41   $11.98   $11.74   $12.44   $11.80
      (0.1%)    9.9%    (1.0%)   (2.5%)     1.8%     14.1%     2.1%    17.4%     5.5%    18.0%
         --     8.3%       --    14.3%        --     26.0%       --     6.9%       --     1.2%

    $    --   $   --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $   --
         --       --       --       --        --        --       --       --       --       --
    $    --   $   --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $   --
         --       --       --       --        --        --       --       --       --       --
         --       --       --       --        --        --       --       --       --       --

    $16,524   $7,798   $9,090   $4,087   $59,535   $28,302   $9,142   $2,933   $8,071   $2,774
      1,501      707      948      422     5,161     2,495      776      254      654      237
    $ 11.01   $11.03   $ 9.59   $ 9.69   $ 11.54   $ 11.35   $11.78   $11.55   $12.34   $11.72
      (0.2%)   10.3%    (1.1%)   (3.1%)     1.7%     13.5%     2.0%    15.5%     5.3%    17.2%
         --     9.0%       --    18.2%        --     30.0%       --     8.0%       --     1.4%

    $14,595   $7,040   $8,304   $4,147   $48,504   $25,512   $7,786   $2,849   $6,111   $2,677
      1,336      644      860      425     4,156     2,224      658      246      494      228
    $ 10.92   $10.94   $ 9.65   $ 9.76   $ 11.67   $ 11.47   $11.84   $11.60   $12.36   $11.73
      (0.1%)    9.4%    (1.0%)   (2.4%)     1.8%     14.7%     2.1%    16.0%     5.4%    17.3%
         --     8.5%       --    16.5%        --     26.4%       --     6.6%       --     1.2%

    $ 1,088   $  533   $  818   $  421   $ 5,073   $ 2,901   $  276   $   78   $  484   $  183
        100       49       85       43       440       255       24        7       39       16
    $ 10.88   $10.91   $ 9.62   $ 9.74   $ 11.54   $ 11.36   $11.49   $11.28   $12.39   $11.78
      (0.3%)    9.1%    (1.2%)   (2.6%)     1.6%     13.6%     1.9%    12.8%     5.2%    17.8%
         --     9.5%       --    14.0%        --     27.0%       --    11.7%       --     3.0%

    $ 7,835   $3,430   $3,612   $1,800   $20,708   $ 9,211   $3,472   $1,381   $4,091   $1,319
        724      316      376      185     1,790       809      300      121      334      113
    $ 10.82   $10.85   $ 9.61   $ 9.73   $ 11.57   $ 11.39   $11.59   $11.37   $12.25   $11.64
      (0.3%)    8.5%    (1.2%)   (2.7%)     1.6%     13.9%     1.9%    13.7%     5.3%    16.4%
         --     9.2%       --    16.2%        --     29.6%       --     7.6%       --     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 5,723   $2,376   $ 5,172   $2,399   $13,952   $ 6,828
Units Outstanding..................................      455      197       423      207     1,210       606
Variable Accumulation Unit Value...................  $ 12.58   $12.07   $ 12.23   $11.60   $ 11.53   $ 11.26
Total Return.......................................     4.2%    20.7%      5.5%    16.0%      2.4%     12.6%
Investment Income Ratio............................       --       --        --     3.4%        --      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    --   $   --   $    --   $   --   $    --   $    --
Units Outstanding..................................       --       --        --       --        --        --
Variable Accumulation Unit Value...................  $    --   $   --   $    --   $   --   $    --   $    --
Total Return.......................................       --       --        --       --        --        --
Investment Income Ratio............................       --       --        --       --        --        --

SERIES III POLICIES (c)
Net Assets.........................................  $13,789   $5,125   $16,294   $6,443   $33,031   $13,604
Units Outstanding..................................    1,121      434     1,320      550     2,882     1,215
Variable Accumulation Unit Value...................  $ 12.30   $11.82   $ 12.35   $11.72   $ 11.46   $ 11.20
Total Return.......................................     4.1%    18.2%      5.4%    17.2%      2.3%     12.0%
Investment Income Ratio............................       --       --        --     3.8%        --      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $11,566   $5,111   $12,024   $5,125   $25,664   $11,688
Units Outstanding..................................      939      432       984      442     2,227     1,038
Variable Accumulation Unit Value...................  $ 12.32   $11.83   $ 12.22   $11.59   $ 11.53   $ 11.26
Total Return.......................................     4.2%    18.3%      5.4%    15.9%      2.4%     12.6%
Investment Income Ratio............................       --       --        --     3.5%        --      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   600   $  186   $   476   $  122   $ 1,919   $ 1,344
Units Outstanding..................................       50       16        39       11       167       120
Variable Accumulation Unit Value...................  $ 12.07   $11.61   $ 12.11   $11.51   $ 11.49   $ 11.24
Total Return.......................................     3.9%    16.1%      5.2%    15.1%      2.2%     12.4%
Investment Income Ratio............................       --       --        --     4.3%        --      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 7,161   $2,941   $ 6,206   $2,519   $11,309   $ 4,649
Units Outstanding..................................      571      244       509      218       984       414
Variable Accumulation Unit Value...................  $ 12.53   $12.05   $ 12.18   $11.57   $ 11.49   $ 11.24
Total Return.......................................     4.0%    20.5%      5.3%    15.7%      2.2%     12.4%
Investment Income Ratio............................       --       --        --     3.8%        --      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ---------------
     2004      2003     2004      2003     2004      2003     2004      2003      2004     2003
    --------------------------------------------------------------------------------------------
    $ 5,267   $2,355   $ 3,972   $1,835   $ 5,662   $2,572   $1,251    $  503    $1,999   $  821
        425      192       369      171       475      223      109        45       173       73
    $ 12.41   $12.24   $ 10.77   $10.73   $ 11.91   $11.55   $11.50    $11.07    $11.55   $11.32
       1.4%    22.4%      0.3%     7.3%      3.1%    15.5%     3.9%     10.7%      2.0%    13.2%
         --       --        --     6.8%        --     5.3%       --      5.6%        --     2.7%

    $    --   $   --   $    --   $   --   $    --   $   --   $   --    $   --    $   --   $   --
         --       --        --       --        --       --       --        --        --       --
    $    --   $   --   $    --   $   --   $    --   $   --   $   --    $   --    $   --   $   --
         --       --        --       --        --       --       --        --        --       --
         --       --        --       --        --       --       --        --        --       --

    $12,264   $4,735   $10,384   $4,276   $12,950   $5,058   $3,041    $1,437    $5,312   $1,807
        983      384       967      399     1,094      440      258       126       462      160
    $ 12.48   $12.32   $ 10.73   $10.71   $ 11.83   $11.48   $11.81    $11.38    $11.51   $11.29
       1.3%    23.2%      0.2%     7.1%      3.0%    14.8%     3.8%     13.8%      1.9%    12.9%
         --       --        --     8.3%        --     6.3%       --      6.1%        --     2.9%

    $ 9,899   $4,235   $ 6,674   $3,248   $10,192   $4,598   $3,187    $1,389    $4,453   $2,039
        814      353       613      299       844      392      271       123       387      181
    $ 12.17   $12.01   $ 10.89   $10.86   $ 12.08   $11.72   $11.75    $11.32    $11.52   $11.29
       1.3%    20.1%      0.3%     8.6%      3.1%    17.2%     3.9%     13.2%      2.0%    12.9%
         --       --        --     7.6%        --     5.3%       --      5.3%        --     2.8%

    $   516   $   93   $   387   $  159   $   450   $  160   $  147    $   24    $  363   $  133
         44        8        37       15        38       14       13         2        32       12
    $ 11.84   $11.71   $ 10.58   $10.57   $ 11.82   $11.48   $11.60    $11.19    $11.41   $11.21
       1.1%    17.1%      0.1%     5.7%      2.9%    14.8%     3.6%     11.9%      1.8%    12.1%
         --       --        --    10.4%        --     7.5%       --      4.4%        --     5.2%

    $ 7,503   $2,201   $ 4,458   $2,168   $ 5,493   $2,127   $1,568    $  600    $3,321   $  907
        607      180       422      205       463      185      135        53       289       80
    $ 12.36   $12.21   $ 10.57   $10.56   $ 11.87   $11.52   $11.65    $11.23    $11.49   $11.28
       1.2%    22.1%      0.1%     5.6%      3.0%    15.2%     3.7%     12.3%      1.8%    12.8%
         --       --        --     7.3%        --     5.9%       --      5.3%        --     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                 MAINSTAY VP
                                                 EAGLE ASSET               MAINSTAY VP
                                              MANAGEMENT GROWTH            LORD ABBETT           ALGER AMERICAN SMALL
                                                   EQUITY--            DEVELOPING GROWTH--         CAPITALIZATION--
                                                SERVICE CLASS             SERVICE CLASS             CLASS S SHARES
                                             --------------------      --------------------      --------------------
                                              2004          2003        2004          2003        2004          2003
                                             ------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $1,498        $  820      $1,353        $  637      $1,901        $  671
Units Outstanding......................         142            74         115            55         145            55
Variable Accumulation Unit Value.......      $10.55        $11.11      $11.77        $11.63      $13.06        $12.16
Total Return...........................       (5.0%)        11.1%        1.2%         16.3%        7.4%         21.6%
Investment Income Ratio................          --          0.4%          --            --          --            --

SERIES II POLICIES (b)
Net Assets.............................      $   --        $   --      $   --        $   --      $   --        $   --
Units Outstanding......................          --            --          --            --          --            --
Variable Accumulation Unit Value.......      $   --        $   --      $   --        $   --      $   --        $   --
Total Return...........................          --            --          --            --          --            --
Investment Income Ratio................          --            --          --            --          --            --

SERIES III POLICIES (c)
Net Assets.............................      $5,960        $2,737      $3,330        $1,458      $4,140        $1,576
Units Outstanding......................         567           247         287           127         318           130
Variable Accumulation Unit Value.......      $10.52        $11.08      $11.60        $11.47      $13.03        $12.15
Total Return...........................       (5.1%)        10.8%        1.1%         14.7%        7.3%         21.5%
Investment Income Ratio................          --          0.4%          --            --          --            --

SERIES IV POLICIES (d)
Net Assets.............................      $4,379        $2,233      $2,978        $1,358      $3,833        $1,594
Units Outstanding......................         416           201         253           117         295           132
Variable Accumulation Unit Value.......      $10.54        $11.09      $11.76        $11.62      $13.00        $12.11
Total Return...........................       (5.0%)        10.9%        1.2%         16.2%        7.4%         21.1%
Investment Income Ratio................          --          0.3%          --            --          --            --

SERIES V POLICIES (e)
Net Assets.............................      $  163        $   60      $  136        $   64      $  145        $   22
Units Outstanding......................          16             6          12             6          11             2
Variable Accumulation Unit Value.......      $10.21        $10.77      $11.53        $11.41      $12.82        $11.96
Total Return...........................       (5.2%)         7.7%        1.0%         14.1%        7.2%         19.6%
Investment Income Ratio................          --          0.5%          --            --          --            --

SERIES VI POLICIES (f)
Net Assets.............................      $2,112        $1,265      $1,581        $  721      $1,745        $  495
Units Outstanding......................         201           114         133            61         134            41
Variable Accumulation Unit Value.......      $10.50        $11.06      $11.89        $11.77      $13.02        $12.15
Total Return...........................       (5.1%)        10.6%        1.1%         17.7%        7.2%         21.5%
Investment Income Ratio................          --          0.3%          --            --          --            --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $2,485   $1,226  $ 7,748  $3,715  $ 6,727  $2,888  $11,386  $2,237  $ 7,686   $4,308   $2,577    $1,398
       218      104      629     318      569     251      959     199      723      410      233       121
    $11.40   $11.77  $ 12.32  $11.69  $ 11.83  $11.53  $ 11.87  $11.27  $ 10.63   $10.52   $11.07    $11.53
     (3.1%)   17.7%     5.4%   16.9%     2.6%   15.3%     5.4%   12.7%     1.1%     5.2%    (4.0%)    15.3%
        --       --     0.3%      --     2.2%      --       --      --     1.7%     3.4%     0.9%      0.9%

    $   --   $   --  $    --  $   --  $    --  $   --  $    82  $    1  $    --   $   --   $   --    $   --
        --       --       --      --       --      --        8      --       --       --       --        --
    $   --   $   --  $    --  $   --  $    --  $   --  $ 10.70  $10.17  $    --   $   --   $   --    $   --
        --       --       --      --       --      --     5.3%    1.7%       --       --       --        --
        --       --       --      --       --      --       --      --       --       --       --        --

    $6,414   $2,883  $17,759  $7,143  $14,482  $5,733  $ 9,228  $1,207  $15,783   $8,228   $5,348    $2,542
       568      247    1,455     616    1,242     504      781     107    1,479      779      487       222
    $11.30   $11.67  $ 12.20  $11.59  $ 11.66  $11.37  $ 11.82  $11.23  $ 10.67   $10.57   $10.98    $11.45
     (3.2%)   16.7%     5.3%   15.9%     2.5%   13.7%     5.3%   12.3%     1.0%     5.7%    (4.1%)    14.5%
        --       --     0.3%      --     2.2%      --       --      --     1.7%     4.1%     0.9%      1.0%

    $4,646   $2,684  $15,125  $5,521  $12,128  $4,827  $ 6,162  $1,082  $15,360   $7,590   $4,135    $2,226
       411      230    1,214     467    1,030     421      513      95    1,446      722      376       195
    $11.32   $11.68  $ 12.46  $11.82  $ 11.78  $11.48  $ 12.02  $11.41  $ 10.62   $10.51   $10.98    $11.44
     (3.1%)   16.8%     5.4%   18.2%     2.6%   14.8%     5.3%   14.1%     1.1%     5.1%    (4.0%)    14.4%
        --       --     0.3%      --     2.1%      --       --      --     1.7%     3.6%     0.9%      0.9%

    $  217   $  100  $ 1,136  $  316  $ 1,875  $  823  $   534  $   39  $   921   $  441   $  301    $   22
        19        9       94      28      159      71       47       4       87       42       28         2
    $11.25   $11.64  $ 12.07  $11.48  $ 11.82  $11.54  $ 11.32  $10.77  $ 10.59   $10.50   $10.84    $11.31
     (3.3%)   16.4%     5.2%   14.8%     2.4%   15.4%     5.1%    7.7%     0.9%     5.0%    (4.2%)    13.1%
        --       --     0.3%      --     2.2%      --       --      --     1.6%     3.4%     1.8%      1.2%

    $2,627   $1,302  $ 8,047  $2,520  $ 7,361  $2,977  $ 3,434  $  499  $ 7,646   $4,069   $2,086    $  983
       233      112      665     219      628     260      286      44      721      387      194        88
    $11.27   $11.65  $ 12.09  $11.49  $ 11.72  $11.44  $ 12.02  $11.43  $ 10.60   $10.51   $10.77    $11.23
     (3.3%)   16.5%     5.2%   14.9%     2.4%   14.4%     5.2%   14.3%     0.9%     5.1%    (4.1%)    12.3%
        --       --     0.3%      --     2.3%      --       --      --     1.7%     3.5%     1.0%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
                                             ------------------      ------------------      ------------------
                                              2004        2003        2004        2003        2004        2003
                                             ------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  532      $  135      $  655      $  382      $  682      $    3
Units Outstanding......................          48          12          57          35          60          --
Variable Accumulation Unit Value.......      $11.02      $10.86      $11.51      $11.02      $11.39      $10.83
Total Return...........................        1.4%        8.6%        4.4%       10.2%        5.2%        8.3%
Investment Income Ratio................        1.1%          --        1.9%          --        0.2%          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $    3      $   --
Units Outstanding......................          --          --          --          --          --          --
Variable Accumulation Unit Value.......      $   --      $   --      $   --      $   --      $10.23      $   --
Total Return...........................          --          --          --          --        2.3%          --
Investment Income Ratio................          --          --          --          --          --          --

SERIES III POLICIES (c)
Net Assets.............................      $  627      $  314      $1,139      $  637      $1,271      $   80
Units Outstanding......................          57          29         100          58         106           7
Variable Accumulation Unit Value.......      $11.08      $10.94      $11.41      $10.95      $11.99      $11.41
Total Return...........................        1.3%        9.4%        4.3%        9.5%        5.1%       14.1%
Investment Income Ratio................        1.0%          --        1.9%          --        1.2%          --

SERIES IV POLICIES (d)
Net Assets.............................      $  824      $  469      $  893      $  460      $  391      $   63
Units Outstanding......................          74          43          80          43          32           5
Variable Accumulation Unit Value.......      $11.12      $10.97      $11.22      $10.75      $12.05      $11.46
Total Return...........................        1.4%        9.7%        4.3%        7.5%        5.2%       14.6%
Investment Income Ratio................        0.9%          --        1.9%          --        2.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   13      $   13      $   17      $   15      $   64      $   11
Units Outstanding......................           1           1           1           1           5           1
Variable Accumulation Unit Value.......      $11.05      $10.92      $11.51      $11.05      $12.08      $11.50
Total Return...........................        1.2%        9.2%        4.1%       10.5%        5.0%       15.0%
Investment Income Ratio................        0.7%          --        1.7%          --        2.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  325      $  187      $  512      $  279      $  223      $    1
Units Outstanding......................          29          17          44          25          19          --
Variable Accumulation Unit Value.......      $11.01      $10.88      $11.60      $11.13      $11.97      $11.39
Total Return...........................        1.2%        8.8%        4.2%       11.3%        5.0%       13.9%
Investment Income Ratio................        0.9%          --        1.9%          --        1.5%          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $  300      $    6      $ 5,536      $2,506      $1,088      $  424        $  386
        26           1          477         224          82          31            36
    $11.64      $10.91      $ 11.61      $11.20      $13.21      $13.71        $10.67
      6.6%        9.1%         3.6%       12.0%       (3.7%)      37.1%          6.7%
        --          --         1.3%        2.1%          --          --          0.3%

    $   --      $   --      $    --      $   --      $   --      $   --        $   --
        --          --           --          --          --          --            --
    $   --      $   --      $    --      $   --      $   --      $   --        $   --
        --          --           --          --          --          --            --
        --          --           --          --          --          --            --

    $  591      $  105      $15,712      $5,783      $2,811      $1,422        $  291
        51          10        1,360         518         221         108            28
    $11.70      $10.98      $ 11.55      $11.16      $12.70      $13.20        $10.57
      6.5%        9.8%         3.5%       11.6%       (3.8%)      32.0%          5.7%
        --          --         1.3%        2.4%          --          --          0.2%

    $  599      $  269      $14,526      $5,370      $2,458      $  729        $  256
        50          24        1,249         478         187          53            25
    $12.07      $11.32      $ 11.63      $11.23      $13.15      $13.65        $10.39
      6.6%       13.2%         3.6%       12.3%       (3.7%)      36.5%          3.9%
        --          --         1.4%        2.3%          --          --          0.2%

    $  242      $   82      $ 2,120      $  933      $   41      $   --        $   --
        20           7          184          84           4          --            --
    $11.84      $11.12      $ 11.51      $11.13      $10.15      $10.57        $   --
      6.4%       11.2%         3.4%       11.3%       (3.9%)       5.7%            --
        --          --         1.3%        2.5%          --          --            --

    $  821      $   56      $ 7,526      $3,257      $1,561      $  297        $  194
        69           5          652         292         122          22            18
    $11.85      $11.13      $ 11.54      $11.16      $12.74      $13.25        $10.56
      6.5%       11.3%         3.4%       11.6%       (3.8%)      32.5%          5.6%
        --          --         1.3%        2.4%          --          --          0.2%

                      (THIS PAGE INTENTIONALLY LEFT BLANK)